FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583
                                   ---------

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (650) 312-2000
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 3/31/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




Franklin Templeton
Variable Insurance Products Trust

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Flex Cap Growth Securities Fund .................................     3

Franklin Global Communications Securities Fund ...........................     7

Franklin Growth and Income Securities Fund ...............................    10

Franklin High Income Fund ................................................    14

Franklin Income Securities Fund ..........................................    20

Franklin Large Cap Growth Securities Fund ................................    28

Franklin Large Cap Value Securities Fund .................................    33

Franklin Money Market Fund ...............................................    35

Franklin Real Estate Fund ................................................    36

Franklin Rising Dividends Securities Fund ................................    39

Franklin Small Cap Value Securities Fund .................................    41

Franklin Small-Mid Cap Growth Securities Fund ............................    46

Franklin Strategic Income Securities Fund ................................    50

Franklin U.S. Government Fund ............................................    64

Franklin Zero Coupon Fund - 2010 .........................................    68

Mutual Discovery Securities Fund .........................................    70

Mutual Shares Securities Fund ............................................    80

Templeton Developing Markets Securities Fund .............................    90

Templeton Foreign Securities Fund ........................................    97

Templeton Global Asset Allocation Fund ...................................   102

Templeton Global Income Securities Fund ..................................   109

Templeton Growth Securities Fund .........................................   114

Notes to Statements of Investments .......................................   120

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                                   SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 93.7%
  COMMERCIAL SERVICES 2.3%
  Moody's Corp. ...................................................................................           8,300   $     593,118
  Robert Half International Inc. ..................................................................           8,800         339,768
                                                                                                                      -------------
                                                                                                                            932,886
                                                                                                                      -------------
  COMMUNICATIONS 3.9%
  America Movil SA de CV, L, ADR (Mexico) .........................................................          16,600         568,716
a American Tower Corp., A .........................................................................          11,000         333,520
a NII Holdings Inc. ...............................................................................          11,000         648,670
                                                                                                                      -------------
                                                                                                                          1,550,906
                                                                                                                      -------------
  CONSUMER DURABLES 1.7%
a Activision Inc. .................................................................................          26,500         365,435
  Harman International Industries Inc. ............................................................           2,800         311,164
                                                                                                                      -------------
                                                                                                                            676,599
                                                                                                                      -------------
  CONSUMER NON-DURABLES 1.6%
  PepsiCo Inc. ....................................................................................           5,000         288,950
  Procter & Gamble Co. ............................................................................           6,100         351,482
                                                                                                                      -------------
                                                                                                                            640,432
                                                                                                                      -------------
  CONSUMER SERVICES 2.4%
  Carnival Corp. ..................................................................................           4,400         208,428
a eBay Inc. .......................................................................................          11,000         429,660
a Pixar ...........................................................................................           5,000         320,700
                                                                                                                      -------------
                                                                                                                            958,788
                                                                                                                      -------------
  DISTRIBUTION SERVICES 1.6%
a Beacon Roofing Supply Inc. ......................................................................           9,400         382,016
a WESCO International Inc. ........................................................................           3,600         244,836
                                                                                                                      -------------
                                                                                                                            626,852
                                                                                                                      -------------
  ELECTRONIC TECHNOLOGY 20.7%
a Apple Computer Inc. .............................................................................           8,800         551,936
a Broadcom Corp., A ...............................................................................          12,100         522,236
a Cisco Systems Inc. ..............................................................................          16,600         359,722
a FLIR Systems Inc. ...............................................................................          11,000         312,510
  Harris Corp. ....................................................................................          18,800         889,052
  KLA-Tencor Corp. ................................................................................           6,100         294,996
a Lam Research Corp. ..............................................................................           6,600         283,800
a Marvell Technology Group Ltd. (Bermuda) .........................................................          13,200         714,120
  Microchip Technology Inc. .......................................................................          17,700         642,510
a Microsemi Corp. .................................................................................          11,000         320,210
a Network Appliance Inc. ..........................................................................          11,000         396,330
  QUALCOMM Inc. ...................................................................................          15,500         784,455
  Rockwell Automation Inc. ........................................................................           7,200         517,752
  Rockwell Collins Inc. ...........................................................................           7,700         433,895
a SiRF Technology Holdings Inc. ...................................................................          11,000         389,510
a SunPower Corp., A ...............................................................................           7,700         293,832


                                         Quarterly Statements of Investments | 3

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                                   SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
a Trident Microsystems Inc. ......................................................................            7,700   $     223,762
a Vitesse Semiconductor Corp. ....................................................................           71,800         257,044
                                                                                                                      -------------
                                                                                                                          8,187,672
                                                                                                                      -------------
  ENERGY MINERALS 5.1%
  Apache Corp. ...................................................................................            6,600         432,366
  Exxon Mobil Corp. ..............................................................................            5,000         304,300
  Peabody Energy Corp. ...........................................................................            8,800         443,608
a Southwestern Energy Co. ........................................................................           13,200         424,908
  XTO Energy Inc. ................................................................................            9,900         431,343
                                                                                                                      -------------
                                                                                                                          2,036,525
                                                                                                                      -------------
  FINANCE 11.5%
  Calamos Asset Management Inc., A ...............................................................           10,500         392,700
  CapitalSource Inc. .............................................................................           16,603         413,083
  Chicago Mercantile Exchange Holdings Inc. ......................................................            1,000         447,500
  City National Corp. ............................................................................            5,500         422,345
  Countrywide Financial Corp. ....................................................................            5,500         201,850
a E*TRADE Financial Corp. ........................................................................           30,900         833,682
  Golden West Financial Corp. ....................................................................            3,900         264,810
  National Financial Partners Corp. ..............................................................            6,600         373,032
  Nuveen Investments Inc. ........................................................................           11,600         558,540
  UCBH Holdings Inc. .............................................................................           13,200         249,744
  Wells Fargo & Co. ..............................................................................            6,100         389,607
                                                                                                                      -------------
                                                                                                                          4,546,893
                                                                                                                      -------------
  HEALTH SERVICES 10.0%
a Allscripts Healthcare Solutions Inc. ...........................................................           12,100         221,551
a Community Health Systems Inc. ..................................................................           12,100         437,415
a Express Scripts Inc. ...........................................................................            6,600         580,140
  Pharmaceutical Product Development Inc. ........................................................           14,900         515,689
  Quest Diagnostics Inc. .........................................................................            5,500         282,150
a Stericycle Inc. ................................................................................            6,600         446,292
a United Surgical Partners International Inc. ....................................................            7,700         272,657
a VCA Antech Inc. ................................................................................           27,600         786,048
a WellPoint Inc. .................................................................................            5,500         425,865
                                                                                                                      -------------
                                                                                                                          3,967,807
                                                                                                                      -------------
  HEALTH TECHNOLOGY 11.9%
a Amgen Inc. .....................................................................................            4,400         320,100
a Celgene Corp. ..................................................................................           11,000         486,420
a Endo Pharmaceuticals Holdings Inc. .............................................................            5,500         180,455
a Genentech Inc. .................................................................................            3,400         287,334
a Gilead Sciences Inc. ...........................................................................            6,600         410,652
a Invitrogen Corp. ...............................................................................            6,600         462,858
  Johnson & Johnson ..............................................................................            3,900         230,958
a Nuvelo Inc. ....................................................................................            8,800         156,816
a ResMed Inc. ....................................................................................            6,600         290,268


4 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                                   SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HEALTH TECHNOLOGY (CONTINUED)
  Schering-Plough Corp. ...........................................................................          25,400   $     482,346
a St. Jude Medical Inc. ...........................................................................          12,100         496,100
a Varian Medical Systems Inc. .....................................................................           9,900         555,984
a Zimmer Holdings Inc. ............................................................................           5,000         338,000
                                                                                                                      -------------
                                                                                                                          4,698,291
                                                                                                                      -------------
  INDUSTRIAL SERVICES 3.6%
a Dresser-Rand Group Inc. .........................................................................           9,900         246,015
a Helix Energy Solutions Group Inc. ...............................................................          14,400         545,760
a Jacobs Engineering Group Inc. ...................................................................           2,800         242,872
  Smith International Inc. ........................................................................           9,900         385,704
                                                                                                                      -------------
                                                                                                                          1,420,351
                                                                                                                      -------------
  PROCESS INDUSTRIES 3.5%
  Ecolab Inc. .....................................................................................          11,000         420,200
a Headwaters Inc. .................................................................................          13,800         549,102
  Praxair Inc. ....................................................................................           7,700         424,655
                                                                                                                      -------------
                                                                                                                          1,393,957
                                                                                                                      -------------
  PRODUCER MANUFACTURING 0.9%
  Oshkosh Truck Corp. .............................................................................           5,500         342,320
                                                                                                                      -------------
  REAL ESTATE INVESTMENT TRUSTS 0.8%
  Alexandria Real Estate Equities Inc. ............................................................           3,300         314,589
                                                                                                                      -------------
  RETAIL TRADE 2.2%
  The Home Depot Inc. .............................................................................           6,600         279,180
  Target Corp. ....................................................................................           5,500         286,055
  Walgreen Co. ....................................................................................           7,200         310,536
                                                                                                                      -------------
                                                                                                                            875,771
                                                                                                                      -------------
  TECHNOLOGY SERVICES 7.4%
  Adobe Systems Inc. ..............................................................................          13,200         460,944
a Cognizant Technology Solutions Corp., A .........................................................          11,000         654,390
a Google Inc., A ..................................................................................           1,400         546,000
  Microsoft Corp. .................................................................................           9,900         269,379
  Paychex Inc. ....................................................................................           7,200         299,952
a Salesforce.com Inc. .............................................................................           7,200         261,576
a Yahoo! Inc. .....................................................................................          13,800         445,188
                                                                                                                      -------------
                                                                                                                          2,937,429
                                                                                                                      -------------
  TRANSPORTATION 2.3%
  C.H. Robinson Worldwide Inc. ....................................................................           7,200         353,448
  Expeditors International of Washington Inc. .....................................................           6,600         570,174
                                                                                                                      -------------
                                                                                                                            923,622
                                                                                                                      -------------
  UTILITIES 0.3%
  American States Water Co. .......................................................................           3,300         123,288
                                                                                                                      -------------
  TOTAL COMMON STOCKS (COST $33,594,704) ..........................................................                      37,154,978
                                                                                                                      -------------


                                         Quarterly Statements of Investments | 5

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                                  SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (COST $6,298,046) 15.9%
  MONEY MARKET FUND 15.9%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% ............................       6,298,046   $   6,298,046
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $39,892,750) 109.6% .....................................................                      43,453,024
  OTHER ASSETS, LESS LIABILITIES (9.6)% ...........................................................                      (3,824,172)
                                                                                                                      -------------
  NET ASSETS 100.0% ...............................................................................                   $  39,628,852
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 119.

a Non-income producing.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                                  COUNTRY            SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 99.6%
    ADVERTISING/MARKETING SERVICES 2.7%
  a Focus Media Holding Ltd., ADR ............................................       China              73,500       $    4,264,470
  a Getty Images Inc. ........................................................   United States          13,300              995,904
                                                                                                                     --------------
                                                                                                                          5,260,374
                                                                                                                     --------------
    BROADCASTING 8.0%
a,b Canadian Satellite Radio Holdings Inc., 144A .............................      Canada             116,300            1,030,790
    Clear Channel Communications Inc. ........................................   United States         132,900            3,855,429
  a Entravision Communications Corp. .........................................   United States         102,600              939,816
    Grupo Televisa SA, ADR ...................................................       Mexico             50,400            1,002,960
  a Univision Communications Inc., A .........................................   United States         115,000            3,964,050
  a XM Satellite Radio Holdings Inc., A ......................................   United States         228,600            5,090,922
                                                                                                                     --------------
                                                                                                                         15,883,967
                                                                                                                     --------------
    CABLE/SATELLITE TELEVISION 2.6%
    Liberty Global Inc. ......................................................   United States          73,100            1,496,357
    Naspers Ltd., N ..........................................................    South Africa         182,300            3,711,055
                                                                                                                     --------------
                                                                                                                          5,207,412
                                                                                                                     --------------
    COMPUTER COMMUNICATIONS 4.7%
  a Cisco Systems Inc. .......................................................   United States         205,800            4,459,686
  a F5 Networks Inc. .........................................................   United States          24,400            1,768,756
    Foundry Networks Inc. ....................................................   United States          82,200            1,492,752
  a Ixia .....................................................................   United States          36,500              520,490
    Redback Networks Inc. ....................................................   United States          46,800            1,015,092
                                                                                                                     --------------
                                                                                                                          9,256,776
                                                                                                                     --------------
    COMPUTER PROCESSING HARDWARE 1.6%
  a Apple Computer Inc. ......................................................   United States          51,400            3,223,808
                                                                                                                     --------------
    DATA PROCESSING SERVICES 2.7%
  a NeuStar Inc., A ..........................................................   United States         170,400            5,282,400
                                                                                                                     --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 11.8%
    Alltel Corp. .............................................................   United States          65,200            4,221,700
    BellSouth Corp. ..........................................................   United States          65,800            2,279,970
  a Bharti Tele-Ventures Ltd. ................................................       India             508,000            4,712,984
  a Hutchison Telecommunications International Ltd. ..........................     Hong Kong         1,192,000            2,035,454
    PT Telekomunikasi Indonesia, B ...........................................     Indonesia         2,945,100            2,236,292
    Sprint Nextel Corp. ......................................................   United States          81,677            2,110,534
    Telus Corp. ..............................................................       Canada            148,600            5,750,820
                                                                                                                     --------------
                                                                                                                         23,347,754
                                                                                                                     --------------
    ELECTRONICS/APPLIANCES 1.0%
    Harman International Industries Inc. .....................................   United States          17,200            1,911,436
                                                                                                                     --------------
    INTERNET SOFTWARE/SERVICES 7.0%
  a Akamai Technologies Inc. .................................................   United States         159,900            5,259,111
  a Google Inc., A ...........................................................   United States           7,900            3,081,000
  a LivePerson Inc. ..........................................................   United States         166,600            1,206,184


                                         Quarterly Statements of Investments | 7

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                                  COUNTRY             SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    INTERNET SOFTWARE/SERVICES (CONTINUED)
    Tom Online Inc., ADR .....................................................     Hong Kong            48,000       $    1,221,120
  a Yahoo! Inc. ..............................................................   United States          95,500            3,080,830
                                                                                                                     --------------
                                                                                                                         13,848,245
                                                                                                                     --------------
    MEDIA CONGLOMERATES 1.0%
    The Walt Disney Co. ......................................................   United States          69,600            1,941,144
                                                                                                                     --------------
    MOVIES/ENTERTAINMENT 1.7%
  a Outdoor Channel Holdings Inc. ............................................   United States          54,800              558,412
  a Pixar ....................................................................   United States          44,800            2,873,472
                                                                                                                     --------------
                                                                                                                          3,431,884
                                                                                                                     --------------
    PACKAGED SOFTWARE 3.3%
  a Salesforce.com Inc. ......................................................   United States         114,500            4,159,785
  a Totvs SA .................................................................       Brazil            142,600            2,365,169
                                                                                                                     --------------
                                                                                                                          6,524,954
                                                                                                                     --------------
    RECREATIONAL PRODUCTS 2.4%
  a Scientific Games Corp., A ................................................   United States         137,200            4,819,836
                                                                                                                     --------------
    SEMICONDUCTORS 6.4%
  a ANADIGICS Inc. ...........................................................   United States         150,600            1,189,740
  a Broadcom Corp., A ........................................................   United States         101,400            4,376,424
  a Marvell Technology Group Ltd. ............................................      Bermuda             18,200              984,620
  a Micron Technology Inc. ...................................................   United States         130,000            1,913,600
  a Silicon Laboratories Inc. ................................................   United States          34,900            1,917,755
  a Supertex Inc. ............................................................   United States          57,900            2,178,198
                                                                                                                     --------------
                                                                                                                         12,560,337
                                                                                                                     --------------
    SPECIALTY TELECOMMUNICATIONS 7.8%
  a American Tower Corp., A ..................................................   United States         332,102           10,069,333
  a Crown Castle International Corp. .........................................   United States         189,190            5,363,536
                                                                                                                     --------------
                                                                                                                         15,432,869
                                                                                                                     --------------
    TELECOMMUNICATIONS EQUIPMENT 14.7%
a,c China GrenTech Corp. Ltd., ADR ...........................................       China              15,800              270,180
  a Ciena Corp. ..............................................................   United States         211,100            1,099,831
a,b Comstar United Telesystems, GDR, 144A ....................................       Russia            277,100            2,036,685
  a Comverse Technology Inc. .................................................   United States          62,100            1,461,213
  a Corning Inc. .............................................................   United States         134,700            3,624,777
    Harris Corp. .............................................................   United States          73,100            3,456,899
    Nokia Corp., ADR .........................................................      Finland            334,600            6,932,912
    QUALCOMM Inc. ............................................................   United States         160,100            8,102,661
  a Research In Motion Ltd. ..................................................       Canada             23,000            1,952,240
                                                                                                                     --------------
                                                                                                                         28,937,398
                                                                                                                     --------------
    WIRELESS COMMUNICATIONS 20.2%
    America Movil SA de CV, L, ADR ...........................................       Mexico            416,000           14,252,160
  a Europolitan Vodafone AB ..................................................       Sweden            273,500            1,738,191
  a NII Holdings Inc. ........................................................   United States         183,500           10,820,995


8 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                                    COUNTRY             SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  WIRELESS COMMUNICATIONS (CONTINUED)
  Rogers Communications Inc., B ..............................................       Canada            195,200       $    7,446,937
a SBA Communications Corp. ...................................................   United States         199,500            4,670,295
  Vodafone Group PLC .........................................................   United Kingdom        446,300              933,794
                                                                                                                     --------------
                                                                                                                         39,862,372
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $144,097,760) ......................................                                          196,732,966
                                                                                                                     --------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
  SHORT TERM INVESTMENT (COST $4,969,709) 2.5%
  REPURCHASE AGREEMENT 2.5%
d Joint Repurchase Agreement, 4.683%, 4/03/06 (Maturity Value $4,971,649)        United States    $      4,969,709        4,969,709
     ABN AMRO Bank, N.V., New York Branch (Maturity Value $414,089)
     Banc of America Securities LLC (Maturity Value $414,089)
     Barclays Capital Inc. (Maturity Value $414,089)
     Bear, Stearns & Co. Inc. (Maturity Value $414,089)
     BNP Paribas Securities Corp. (Maturity Value $477,775)
     Deutsche Bank Securities Inc. (Maturity Value $106,194)
     Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $307,894)
     Goldman, Sachs & Co. (Maturity Value $414,089)
     Greenwich Capital Markets Inc. (Maturity Value $414,089)
     Lehman Brothers Inc. (Maturity Value $289,300)
     Merrill Lynch Government Securities Inc. (Maturity Value $414,089)
     Morgan Stanley & Co. Inc. (Maturity Value $477,775)
     UBS Securities LLC (Maturity Value $414,088)
        Collateralized by U.S. Government Agency Securities, 1.75 - 7.125%,
           5/02/06 - 2/01/11; e U.S. Government Agency Discount Notes,
           4/07/06 - 5/02/06; e U.S. Treasury Bills, 6/22/06; and
           U.S. Treasury Notes, 2.50 - 6.125%, 10/31/06 - 8/15/09
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $149,067,469) 102.1% .............................                                            201,702,675
  OTHER ASSETS, LESS LIABILITIES (2.1)% ....................................                                             (4,075,079)
                                                                                                                     --------------
  NET ASSETS 100.0% ........................................................                                         $  197,627,596
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 119.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2006, the aggregate value of these securities was $3,067,475, representing 1.55% of net assets.

c Security purchased on a when-issued or delayed delivery basis.

d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2006, all repurchase agreements had been entered into on that date.

e The security is traded on a discount basis with no stated coupon rate.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GROWTH AND INCOME SECURITIES FUND                                      COUNTRY               SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.0%
   COMMON STOCKS 93.3%
   COMMERCIAL SERVICES 1.5%
   R. R. Donnelley & Sons Co. ..............................................     United States          333,800       $  10,921,936
                                                                                                                      -------------
   COMMUNICATIONS 5.0%
   Alltel Corp. ............................................................     United States          131,100           8,488,725
   AT&T Inc. ...............................................................     United States          514,072          13,900,507
   BellSouth Corp. .........................................................     United States          385,800          13,367,970
                                                                                                                      -------------
                                                                                                                         35,757,202
                                                                                                                      -------------
   CONSUMER NON-DURABLES 6.2%
   Anheuser-Busch Cos. Inc. ................................................     United States          254,600          10,889,242
   The Coca-Cola Co. .......................................................     United States          259,700          10,873,639
   Diageo PLC, ADR .........................................................     United Kingdom          95,900           6,082,937
   General Mills Inc. ......................................................     United States          158,400           8,027,712
   Unilever NV, N.Y. shs. ..................................................      Netherlands           128,300           8,880,926
                                                                                                                      -------------
                                                                                                                         44,754,456
                                                                                                                      -------------
   CONSUMER SERVICES 2.6%
   Carnival Corp. ..........................................................     United States          243,800          11,548,806
   Clear Channel Communications Inc. .......................................     United States          253,500           7,354,035
                                                                                                                      -------------
                                                                                                                         18,902,841
                                                                                                                      -------------
   ELECTRONIC TECHNOLOGY 8.0%
   Empresa Brasileira de Aeronautica SA, ADR ...............................         Brazil             241,600           8,902,960
   Intel Corp. .............................................................     United States          550,100          10,644,435
   Microchip Technology Inc. ...............................................     United States          328,200          11,913,660
   Nokia Corp., ADR ........................................................        Finland             487,800          10,107,216
   Raytheon Co. ............................................................     United States          339,700          15,571,848
                                                                                                                      -------------
                                                                                                                         57,140,119
                                                                                                                      -------------
   ENERGY MINERALS 10.0%
   BP PLC, ADR .............................................................     United Kingdom         125,600           8,658,864
   Chevron Corp. ...........................................................     United States          347,516          20,145,502
   ConocoPhillips ..........................................................     United States          218,600          13,804,590
   Exxon Mobil Corp. .......................................................     United States          347,544          21,151,528
   Sunoco Inc. .............................................................     United States           98,800           7,663,916
                                                                                                                      -------------
                                                                                                                         71,424,400
                                                                                                                      -------------
   FINANCE 26.5%
   American International Group Inc. .......................................     United States           91,700           6,060,453
   Arthur J. Gallagher & Co. ...............................................     United States          275,900           7,672,779
   Bank of America Corp. ...................................................     United States          459,912          20,944,392
   CapitalSource Inc. ......................................................     United States          330,300           8,217,864
   Citigroup Inc. ..........................................................     United States          457,600          21,612,448
   Countrywide Financial Corp. .............................................     United States          157,200           5,769,240
   Fannie Mae ..............................................................     United States          229,700          11,806,580
   Freddie Mac .............................................................     United States          171,700          10,473,700


10 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GROWTH AND INCOME SECURITIES FUND                                      COUNTRY               SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   COMMON STOCKS (CONTINUED)
   FINANCE (CONTINUED)
   JPMorgan Chase & Co. ....................................................     United States          413,970       $  17,237,711
   Marsh & McLennan Cos. Inc. ..............................................     United States          334,500           9,820,920
   Morgan Stanley ..........................................................     United States          214,300          13,462,326
   Old Republic International Corp. ........................................     United States          330,625           7,214,238
   The St. Paul Travelers Cos. Inc. ........................................     United States          238,500           9,966,915
   U.S. Bancorp ............................................................     United States          407,500          12,428,750
   Wachovia Corp. ..........................................................     United States          280,300          15,710,815
   Washington Mutual Inc. ..................................................     United States          262,800          11,200,536
                                                                                                                      -------------
                                                                                                                        189,599,667
                                                                                                                      -------------
   HEALTH TECHNOLOGY 5.5%
   Bristol-Myers Squibb Co. ................................................     United States          290,800           7,156,588
   Eli Lilly and Co. .......................................................     United States          100,800           5,574,240
   GlaxoSmithKline PLC, ADR ................................................    United Kingdom          197,400          10,325,994
   Pfizer Inc. .............................................................     United States          528,600          13,172,712
   Wyeth ...................................................................     United States           64,600           3,134,392
                                                                                                                      -------------
                                                                                                                         39,363,926
                                                                                                                      -------------
   INDUSTRIAL SERVICES 1.2%
   Waste Management Inc. ...................................................     United States          250,300           8,835,590
                                                                                                                      -------------
   NON-ENERGY MINERALS 1.6%
   Alcoa Inc. ..............................................................     United States          374,200          11,435,552
                                                                                                                      -------------
   PROCESS INDUSTRIES 2.3%
   Cabot Corp. .............................................................     United States          125,100           4,252,149
   The Dow Chemical Co. ....................................................     United States          298,700          12,127,220
                                                                                                                      -------------
                                                                                                                         16,379,369
                                                                                                                      -------------
   PRODUCER MANUFACTURING 9.0%
   3M Co. ..................................................................     United States          168,800          12,776,472
   Autoliv Inc. ............................................................        Sweden              124,800           7,061,184
   General Electric Co. ....................................................     United States          614,400          21,368,832
   Honeywell International Inc. ............................................     United States          271,900          11,629,163
   Pitney Bowes Inc. .......................................................     United States          263,100          11,294,883
                                                                                                                      -------------
                                                                                                                         64,130,534
                                                                                                                      -------------
   REAL ESTATE INVESTMENT TRUSTS 0.9%
   iStar Financial Inc. ....................................................     United States          159,600           6,109,488
                                                                                                                      -------------
   RETAIL TRADE 2.1%
   The Gap Inc. ............................................................     United States          421,000           7,864,280
   Wal-Mart Stores Inc. ....................................................     United States          154,300           7,289,132
                                                                                                                      -------------
                                                                                                                         15,153,412
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 11

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GROWTH AND INCOME SECURITIES FUND                                      COUNTRY               SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   COMMON STOCKS (CONTINUED)
   TECHNOLOGY SERVICES 2.4%
   Automatic Data Processing Inc. ..........................................     United States          124,100       $   5,668,888
   Microsoft Corp. .........................................................     United States          426,700          11,610,507
                                                                                                                      -------------
                                                                                                                         17,279,395
                                                                                                                      -------------
   TRANSPORTATION 2.0%
   J.B. Hunt Transport Services Inc. .......................................     United States          300,200           6,466,308
   United Parcel Service Inc., B ...........................................     United States           95,000           7,541,100
                                                                                                                      -------------
                                                                                                                         14,007,408
                                                                                                                      -------------
   UTILITIES 6.5%
   American Electric Power Co. Inc. ........................................     United States          203,100           6,909,462
   Dominion Resources Inc. .................................................     United States          142,800           9,857,484
   Entergy Corp. ...........................................................     United States          154,600          10,658,124
   FirstEnergy Corp. .......................................................     United States          232,200          11,354,580
   Scottish Power PLC ......................................................     United Kingdom         367,300           3,711,771
   Xcel Energy Inc. ........................................................     United States          238,300           4,325,145
                                                                                                                      -------------
                                                                                                                         46,816,566
                                                                                                                      -------------
   TOTAL COMMON STOCKS (COST $558,700,101) .................................                                            668,011,861
                                                                                                                      -------------
   CONVERTIBLE PREFERRED STOCKS 3.7%
   ENERGY MINERALS 1.6%
   Chesapeake Energy Corp., 5.00%, cvt. pfd. ...............................     United States           84,400          11,552,250
                                                                                                                      -------------
   FINANCE 1.3%
   E*TRADE Financial Corp., 6.125%, cvt. pfd. ..............................     United States          280,000           9,702,000
                                                                                                                      -------------
   HEALTH TECHNOLOGY 0.8%
   Schering-Plough Corp., 6.00%, cvt. pfd. .................................     United States          107,600           5,463,928
                                                                                                                      -------------

   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $24,626,520) ...................                                             26,718,178
                                                                                                                      -------------
   TOTAL LONG TERM INVESTMENTS (COST $583,326,621) .........................                                            694,730,039
                                                                                                                      -------------


12 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH AND INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $11,363,939) 1.6%
  REPURCHASE AGREEMENT 1.6%
a Joint Repurchase Agreement, 4.683%, 4/03/06 ..............................      United States     $ 11,363,939      $  11,363,939
     (Maturity Value $11,368,374)
     ABN AMRO Bank, N.V., New York Branch (Maturity Value $946,872)
     Banc of America Securities LLC (Maturity Value $946,872)
     Barclays Capital Inc. (Maturity Value $946,872)
     Bear, Stearns & Co. Inc. (Maturity Value $946,872)
     BNP Paribas Securities Corp. (Maturity Value $1,092,501)
     Deutsche Bank Securities Inc. (Maturity Value $242,828)
     Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $704,042)
     Goldman, Sachs & Co. (Maturity Value $946,872)
     Greenwich Capital Markets Inc. (Maturity Value $946,872)
     Lehman Brothers Inc. (Maturity Value $661,526)
     Merrill Lynch Government Securities Inc. (Maturity Value $946,872)
     Morgan Stanley & Co. Inc. (Maturity Value $1,092,501)
     UBS Securities LLC (Maturity Value $946,872)
      Collateralized by U.S. Government Agency Securities, 1.75 - 7.125%,
       5/02/06 - 2/01/11; b U.S. Government Agency Discount Notes,
       4/07/06 - 5/02/06; b U.S. Treasury Bills, 6/22/06; and
       U.S. Treasury Notes, 2.50 - 6.125%, 10/31/06 - 8/15/09
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $594,690,560) 98.6% ..............................                                            706,093,978
  OTHER ASSETS, LESS LIABILITIES 1.4% ......................................                                              9,734,496
                                                                                                                      -------------
  NET ASSETS 100.0% ........................................................                                          $ 715,828,474
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 119.

a Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2006, all repurchase agreements had been entered into on that date.

b The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH INCOME FUND                                                        COUNTRY      PRINCIPAL AMOUNT c       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.2%
  CORPORATE BONDS 98.2%
  COMMERCIAL SERVICES 4.4%
  Corrections Corp. of America, senior note, 7.50%, 5/01/11 ................     United States       $2,000,000       $   2,070,000
  Dex Media Inc., B, 8.00%, 11/15/13 .......................................     United States          500,000             517,500
  Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ....................     United States        1,500,000           1,666,875
  JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
     10.67% thereafter, 5/15/13 ............................................     United States        3,000,000           2,610,000
  Lamar Media Corp., senior sub. note,
     7.25%, 1/01/13 ........................................................     United States        2,000,000           2,060,000
     6.625%, 8/15/15 .......................................................     United States          300,000             300,000
a R.H. Donnelley Corp., senior note, 144A, 8.875%, 1/15/16 .................     United States        1,000,000           1,045,000
                                                                                                                      -------------
                                                                                                                         10,269,375
                                                                                                                      -------------
  COMMUNICATIONS 10.0%
  Centennial Communications Corp., senior note, 10.00%, 1/01/13 ............     United States        2,500,000           2,609,375
  Dobson Cellular Systems Inc., senior secured note, 9.875%, 11/01/12 ......     United States        2,000,000           2,195,000
  Inmarsat Finance PLC, senior note,
     7.625%, 6/30/12 .......................................................     United Kingdom       1,496,000           1,540,880
     zero cpn. to 11/15/08, 10.375% thereafter, 11/15/12 ...................     United Kingdom         600,000             513,000
  Intelsat Bermuda Ltd., senior note, 8.50%, 1/15/13 .......................        Bermuda           2,200,000           2,249,500
  Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ........       Luxembourg         2,200,000           2,447,500
  Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 ..............     United States        2,000,000           2,099,010
  Qwest Communications International Inc., senior note, 7.50%, 2/15/14 .....     United States        3,500,000           3,622,500
  Rogers Wireless Inc., senior secured note, 7.25%, 12/15/12 ...............         Canada           2,200,000           2,329,250
  Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ...........     United States        1,500,000           1,616,250
a Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 .........         Italy            1,800,000           1,953,000
                                                                                                                      -------------
                                                                                                                         23,175,265
                                                                                                                      -------------
  CONSUMER DURABLES 6.4%
  D.R. Horton Inc., senior note, 8.50%, 4/15/12 ............................     United States        2,000,000           2,131,676
  Ford Motor Credit Co., 5.625%, 10/01/08 ..................................     United States        2,300,000           2,104,518
  General Motors Acceptance Corp., 6.875%, 8/28/12 .........................     United States        4,500,000           4,156,511
  General Motors Corp., senior deb., 8.25%, 7/15/23 ........................     United States          500,000             362,500
  KB Home, senior note,
     6.25%, 6/15/15 ........................................................     United States          800,000             751,285
   b 7.25%, 6/15/18 ........................................................     United States        1,100,000           1,087,726
  Simmons Bedding Co., senior sub. note, 7.875%, 1/15/14 ....................    United States        2,000,000           1,945,000
  William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ....................    United States        2,500,000           2,187,500
                                                                                                                      -------------
                                                                                                                         14,726,716
                                                                                                                      -------------
  CONSUMER NON-DURABLES 3.9%
  Del Monte Corp., senior sub. note, 8.625%, 12/15/12 ......................     United States        2,000,000           2,122,500
  Smithfield Foods Inc., senior note,
     7.00%, 8/01/11 ........................................................     United States          800,000             800,000
     7.75%, 5/15/13 ........................................................     United States        1,700,000           1,759,500


14 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH INCOME FUND                                                        COUNTRY      PRINCIPAL AMOUNT c       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  CONSUMER NON-DURABLES (CONTINUED)
  Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ..................     United States       $2,500,000       $   2,187,500
  Tyson Foods Inc., 6.60%, 4/01/16 .........................................     United States        2,300,000           2,275,834
                                                                                                                      -------------
                                                                                                                          9,145,334
                                                                                                                      -------------
  CONSUMER SERVICES 19.2%
d Adelphia Communications Corp., senior note, 10.25%, 6/15/11 ..............     United States        1,700,000           1,079,500
  Advanstar Communications Inc., senior secured note, 10.75%, 8/15/10 ......     United States        1,100,000           1,201,750
  AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12 ................     United States        2,500,000           2,475,000
  Boyd Gaming Corp., senior sub. note,
     7.75%, 12/15/12 .......................................................     United States          300,000             315,750
     6.75%, 4/15/14 ........................................................     United States        1,700,000           1,704,250
  Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ................     United States        2,800,000           2,744,000
  Caesars Entertainment Inc., senior sub. note, 7.875%, 3/15/10 ............     United States        2,000,000           2,135,000
d Callahan Nordrhein-Westfallen GmbH, senior note, 14.00%, 7/15/10 .........        Germany           2,750,000                 275
  CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .....................        Canada              200,000             206,000
  CCH II LLC, senior note, 10.25%, 9/15/10 .................................     United States        3,500,000           3,456,250
  DIRECTV Holdings LLC, senior note,
     8.375%, 3/15/13 .......................................................     United States        1,685,000           1,807,162
     6.375%, 6/15/15 .......................................................     United States        1,000,000             992,500
  EchoStar DBS Corp., senior note,
     6.375%, 10/01/11 ......................................................     United States        2,000,000           1,965,000
  a,b 144A, 7.125%, 2/01/16 ................................................     United States        1,000,000             988,750
  Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ...................     United States        3,000,000           2,910,000
a Greektown Holdings, senior note, 144A, 10.75%, 12/01/13 ..................     United States        2,000,000           2,070,000
a Hertz Corp., senior note, 144A, 8.875%, 1/01/14 ..........................     United States        1,700,000           1,772,250
  Liberty Media Corp., senior note, 5.70%, 5/15/13 .........................     United States        2,500,000           2,337,275
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...................     United States        2,415,000           2,282,175
  MGM MIRAGE Inc., senior note,
     6.625%, 7/15/15 .......................................................     United States        2,500,000           2,471,875
  a,b 144A, 6.875%, 4/01/16 ................................................     United States        1,000,000             996,250
  Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ...........     United States        2,000,000           2,165,000
a Quebecor Media Inc., senior note, 144A, 7.75%, 3/15/16 ...................        Canada              800,000             826,000
  Radio One Inc., senior sub. note, 6.375%, 2/15/13 ........................     United States        2,300,000           2,196,500
  Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 ..............     United States        1,200,000           1,239,792
  Station Casinos Inc.,
     senior note, 6.00%, 4/01/12 ...........................................     United States          300,000             297,375
     senior sub. note, 6.50%, 2/01/14 ......................................     United States          300,000             298,125
     senior sub. note, 6.875%, 3/01/16 .....................................     United States        1,400,000           1,414,000
                                                                                                                      -------------
                                                                                                                         44,347,804
                                                                                                                      -------------
  ELECTRONIC TECHNOLOGY 5.7%
  Argo-Tech Corp., senior note, 9.25%, 6/01/11 .............................     United States        2,000,000           2,120,000
  DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 .................     United States        1,600,000           1,656,000


                                        Quarterly Statements of Investments | 15

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH INCOME FUND                                                         COUNTRY      PRINCIPAL AMOUNT c       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
  L-3 Communications Corp., senior sub. note,
     5.875%, 1/15/15 .......................................................     United States       $2,500,000       $   2,393,750
     6.375%, 10/15/15 ......................................................     United States          500,000             495,000
  Sanmina-SCI Corp., senior sub. note,
     6.75%, 3/01/13 ........................................................     United States        2,000,000           1,915,000
     8.125%, 3/01/16 .......................................................     United States          300,000             304,500
a Solectron Corp., senior sub. note, 144A, 8.00%, 3/15/16 ..................    Cayman Islands        2,300,000           2,317,250
  Xerox Corp., senior note, 7.125%, 6/15/10 ................................     United States        2,000,000           2,080,000
                                                                                                                      -------------
                                                                                                                         13,281,500
                                                                                                                      -------------
  ENERGY MINERALS 4.9%
  Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 .....................     United States        2,500,000           2,456,250
a Massey Energy Co., senior note, 144A, 6.875%, 12/15/13 ...................     United States        1,500,000           1,477,500
  Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ....................     United States        2,500,000           2,550,000
  Plains Exploration & Production Co., senior note, 7.125%, 6/15/14 ........     United States        2,500,000           2,581,250
  Pogo Producing Co., senior sub. note, 6.875%, 10/01/17 ...................     United States        2,200,000           2,183,500
                                                                                                                      -------------
                                                                                                                         11,248,500
                                                                                                                      -------------
  FINANCE 0.3%
  United Rentals North America Inc., senior sub. note, 7.75%, 11/15/13 .....     United States          600,000             603,000
                                                                                                                      -------------
  HEALTH SERVICES 6.6%
  DaVita Inc., senior sub. note, 7.25%, 3/15/15 ............................     United States        2,700,000           2,727,000
  Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .................        Germany           2,500,000           2,562,500
  HCA Inc.,
     6.50%, 2/15/16 ........................................................     United States          500,000             489,628
     senior note, 8.75%, 9/01/10 ...........................................     United States        2,000,000           2,179,326
  Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 .....................     United States        3,000,000           2,752,500
  United Surgical Partners International Inc., senior sub. note, 10.00%,
    12/15/11 ...............................................................     United States        2,000,000           2,140,000
  Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14 ....     United States        2,500,000           2,568,750
                                                                                                                      -------------
                                                                                                                         15,419,704
                                                                                                                      -------------
  INDUSTRIAL SERVICES 5.0%
  Allied Waste North America Inc., senior secured note,
     6.50%, 11/15/10 .......................................................     United States        1,600,000           1,588,000
     B, 5.75%, 2/15/11 .....................................................     United States          900,000             861,750
a Copano Energy LLC, senior note, 144A, 8.125%, 3/01/16 ....................     United States        1,000,000           1,040,000
  El Paso Corp., senior note, 7.875%, 6/15/12 ..............................     United States        2,000,000           2,092,500
  El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 .................     United States        2,500,000           2,618,750
b Hanover Compressor Co., senior note, 7.50%, 4/15/13 ......................     United States        1,100,000           1,105,500
  Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ...............     United States        2,500,000           2,375,000
                                                                                                                      -------------
                                                                                                                         11,681,500
                                                                                                                      -------------


16 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN HIGH INCOME FUND                                                     COUNTRY      PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      NON-ENERGY MINERALS 1.0%
    a Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ......................        Canada           $2,500,000       $   2,412,500
                                                                                                                      -------------
      PROCESS INDUSTRIES 10.1%
      Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15 .....        Canada            2,500,000           2,450,000
    a Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 ....................        Germany           2,000,000           1,995,000
      BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ........     United States        2,130,000           2,369,625
    a Crown Americas Inc., senior note, 144A, 7.75%, 11/15/15 ..............     United States        2,500,000           2,606,250
      Georgia-Pacific Corp., senior note, 8.125%, 5/15/11 ..................     United States        2,000,000           2,090,000
      Graphic Packaging International Corp., senior note, 8.50%, 8/15/11         United States        2,000,000           1,990,000
      JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ....................        Ireland           2,500,000           2,362,500
      Nalco Co., senior sub. note, 8.875%, 11/15/13 ........................     United States        2,500,000           2,612,500
      Owens-Illinois Inc., senior note, 7.80%, 5/15/18 .....................     United States        2,500,000           2,493,750
      Rhodia SA, senior note, 10.25%, 6/01/10 ..............................        France            1,627,000           1,832,409
e,f,g Tjiwi Kimia Finance Mauritius, secured note, 144A,
       h FRN, 5.664%, 4/29/15 ..............................................       Indonesia            296,174              87,638
       h FRN, 5.664%, 4/29/18 ..............................................       Indonesia            762,312             225,568
         zero cpn., 4/29/25 ................................................       Indonesia            981,799             290,514
                                                                                                                      -------------
                                                                                                                         23,405,754
                                                                                                                      -------------
      PRODUCER MANUFACTURING 4.9%
      Case New Holland Inc., senior note, 9.25%, 8/01/11 ...................     United States        2,700,000           2,895,750
      Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ...........     United States        2,300,000           2,311,500
    d Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ........     United States        1,912,374                  --
    a Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .....................    United Kingdom        2,500,000           2,668,750
      Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ..........     United States          700,000             644,000
      TRW Automotive Inc., senior note, 9.375%, 2/15/13 ....................     United States        2,659,000           2,888,339
                                                                                                                      -------------
                                                                                                                         11,408,339
                                                                                                                      -------------
      REAL ESTATE DEVELOPMENT 0.9%
      Forest City Enterprises Inc., senior note,
         7.625%, 6/01/15 ...................................................     United States        1,700,000           1,802,000
         6.50%, 2/01/17 ....................................................     United States          300,000             297,750
                                                                                                                      -------------
                                                                                                                          2,099,750
                                                                                                                      -------------
      REAL ESTATE INVESTMENT TRUSTS 1.1%
      Host Marriott LP, senior note,
         M, 7.00%, 8/15/12 .................................................     United States        2,000,000           2,052,500
         O, 6.375%, 3/15/15 ................................................     United States          500,000             494,375
                                                                                                                      -------------
                                                                                                                          2,546,875
                                                                                                                      -------------
      RETAIL TRADE 2.1%
    a GSC Holdings Corp., senior note, 144A, 8.00%, 10/01/12 ...............     United States        2,500,000           2,493,750
    a Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 ..................     United States        2,500,000           2,443,750
                                                                                                                      -------------
                                                                                                                          4,937,500
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 17

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN HIGH INCOME FUND                                                     COUNTRY      PRINCIPAL AMOUNT c       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      TECHNOLOGY SERVICES 1.8%
    a SunGard Data Systems Inc.,
         senior note, 144A, 9.125%, 8/15/13 ................................     United States     $     900,000      $     956,250
         senior sub. note, 144A, 10.25%, 8/15/15 ...........................     United States           900,000            951,750
      UGS Corp., senior sub. note, 10.00%, 6/01/12 .........................     United States         2,000,000          2,210,000
                                                                                                                      -------------
                                                                                                                          4,118,000
                                                                                                                      -------------
      TRANSPORTATION 0.9%
      Great Lakes Dredge & Dock Co., senior sub. note, 7.75%, 12/15/13 .....     United States         2,200,000          2,068,000
                                                                                                                      -------------
      UTILITIES 9.0%
    a Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ................     United States         3,000,000          3,303,750
      Aquila Inc., senior note, 14.875%, 7/01/12 ...........................     United States         2,000,000          2,715,000
a,d,g Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 .............     United States         1,600,000          1,476,000
    a Dynegy Holdings Inc.,
       b senior note, 144A, 8.375%, 5/01/16 ................................     United States         2,300,000          2,300,000
         senior secured note, 144A, 10.125%, 7/15/13 .......................     United States         2,500,000          2,867,375
      Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ..........     United States         2,300,000          2,501,250
    a Mirant North America LLC, senior note, 144A, 7.375%, 12/31/13 ........     United States         1,100,000          1,127,500
      NRG Energy Inc., senior note, 7.375%, 2/01/16 ........................     United States         2,100,000          2,149,875
      TXU Corp., senior note, 5.55%, 11/15/14 ..............................     United States         2,500,000          2,350,990
                                                                                                                      -------------
                                                                                                                         20,791,740
                                                                                                                      -------------
      TOTAL CORPORATE BONDS (COST $228,399,602) ............................                                            227,687,156
                                                                                                                      -------------

                                                                                                 ------------------
                                                                                                  SHARES/WARRANTS
                                                                                                 ------------------
      COMMON STOCKS AND WARRANTS 0.0% i
      COMMUNICATIONS 0.0% i
    f ICO Global Communications Holdings Ltd. ..............................     United States            15,494             87,541
    f ICO Global Communications Holdings Ltd., wts., 5/16/06 ...............     United States             2,581                 13
    f XO Holdings Inc., wts., A, 1/16/10 ...................................     United States             3,098              1,394
    f XO Holdings Inc., wts., B, 1/16/10 ...................................     United States             2,324                930
    f XO Holdings Inc., wts., C, 1/16/10 ...................................     United States             2,324                581
                                                                                                                      -------------
                                                                                                                             90,459
                                                                                                                      -------------
      PRODUCER MANUFACTURING 0.0%
  e,f Goss Holdings Inc., B ................................................     United States            44,604                 --
                                                                                                                      -------------
      TOTAL COMMON STOCKS AND WARRANTS (COST $158,621) .....................                                                 90,459
                                                                                                                      -------------
      PREFERRED STOCK (COST $4,500,000) 0.0% i
      PROCESS INDUSTRIES 0.0% i
d,e,g Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual ..................       Indonesia           4,500,000             49,050
                                                                                                                      -------------
      TOTAL LONG TERM INVESTMENTS (COST $233,058,223) ......................                                            227,826,665
                                                                                                                      -------------


18 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH INCOME FUND                                                         COUNTRY      PRINCIPAL AMOUNT c       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $4,320,098) 1.9%
  REPURCHASE AGREEMENT 1.9%
j Joint Repurchase Agreement, 4.683%, 4/03/06 ..............................     United States     $   4,320,098      $   4,320,098
   (Maturity Value $4,321,784)
     ABN AMRO Bank, N.V., New York Branch (Maturity Value $359,961)
     Banc of America Securities LLC (Maturity Value $359,961)
     Barclays Capital Inc. (Maturity Value $359,961)
     Bear, Stearns & Co. Inc. (Maturity Value $359,961)
     BNP Paribas Securities Corp. (Maturity Value $415,324)
     Deutsche Bank Securities Inc. (Maturity Value $92,313)
     Dresdner Kleinwort Wasserstein Securities LLC
      (Maturity Value $267,649)
     Goldman, Sachs & Co. (Maturity Value $359,961)
     Greenwich Capital Markets Inc. (Maturity Value $359,961)
     Lehman Brothers Inc. (Maturity Value $251,486)
     Merrill Lynch Government Securities Inc. (Maturity Value $359,961)
     Morgan Stanley & Co. Inc. (Maturity Value $415,324)
     UBS Securities LLC (Maturity Value $359,961)
      Collateralized by U.S. Government Agency Securities, 1.75 - 7.125%,
       5/02/06 - 2/01/11; k U.S. Government Agency Discount Notes,
       4/07/06 - 5/02/06; k U.S. Treasury Bills, 6/22/06; and
       U.S. Treasury Notes, 2.50 - 6.125%, 10/31/06 - 8/15/09
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $237,378,321) 100.1% ..........................                                               232,146,763
  OTHER ASSETS, LESS LIABILITIES (0.1)% .................................                                                  (342,988)
                                                                                                                      -------------
  NET ASSETS 100.0% .....................................................                                             $ 231,803,775
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 119.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2006, the value of these securities was $42,088,625, representing 18.16% of net assets.

b Security purchased on a when-issued or delayed delivery basis.

c The principal amount is stated in U.S. dollars unless otherwise indicated.

d Defaulted security.

e See Note 4 regarding restricted securities.

f Non-income producing.

g See Note 7 regarding other considerations.

h The coupon rate shown represents the rate at period end.

i Rounds to less than 0.1% of net assets.

j Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2006, all repurchase agreements had been entered into on that date.

k The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME SECURITIES FUND                                                     COUNTRY       SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 92.8%
  COMMON STOCKS AND WARRANTS 33.1%
  COMMUNICATIONS 3.2%
  AT&T Inc. ................................................................       United States       1,499,984      $  40,559,567
  BellSouth Corp. ..........................................................       United States       1,500,000         51,975,000
  Verizon Communications Inc. ..............................................       United States         700,000         23,842,000
a XO Holdings Inc., wts., A, 1/16/10 .......................................       United States           4,444              2,000
a XO Holdings Inc., wts., B, 1/16/10 .......................................       United States           3,332              1,333
a XO Holdings Inc., wts., C, 1/16/10 .......................................       United States           3,332                833
                                                                                                                      -------------
                                                                                                                        116,380,733
                                                                                                                      -------------
  ELECTRIC UTILITIES 13.5%
  Alliant Energy Corp. .....................................................       United States         400,000         12,588,000
  Ameren Corp. .............................................................       United States         700,000         34,874,000
  American Electric Power Co. Inc. .........................................       United States         600,000         20,412,000
  CenterPoint Energy Inc. ..................................................       United States         300,000          3,579,000
  Cinergy Corp. ............................................................       United States       1,000,000         45,410,000
  Consolidated Edison Inc. .................................................       United States         200,000          8,700,000
  Dominion Resources Inc. ..................................................       United States         500,000         34,515,000
  DTE Energy Co. ...........................................................       United States         260,000         10,423,400
  Duke Energy Corp. ........................................................       United States         500,000         14,575,000
  Energy East Corp. ........................................................       United States         300,000          7,290,000
  Entergy Corp. ............................................................       United States         617,100         42,542,874
  FirstEnergy Corp. ........................................................       United States       1,200,000         58,680,000
  FPL Group Inc. ...........................................................       United States         500,000         20,070,000
  Hawaiian Electric Industries Inc. ........................................       United States         120,000          3,255,600
  Pepco Holdings Inc. ......................................................       United States         300,000          6,837,000
  PG&E Corp. ...............................................................       United States         600,000         23,340,000
  Pinnacle West Capital Corp. ..............................................       United States         300,000         11,730,000
  Progress Energy Inc. .....................................................       United States         500,000         21,990,000
  Public Service Enterprise Group Inc. .....................................       United States         443,200         28,382,528
  Puget Energy Inc. ........................................................       United States       1,666,300         35,292,234
  The Southern Co. .........................................................       United States       1,350,000         44,239,500
  TECO Energy Inc. .........................................................       United States         200,000          3,224,000
  Xcel Energy Inc. .........................................................       United States         260,000          4,719,000
                                                                                                                      -------------
                                                                                                                        496,669,136
                                                                                                                      -------------
  ENERGY MINERALS 3.3%
  BP PLC, ADR ..............................................................       United Kingdom        225,000         15,511,500
  Canadian Oil Sands Trust .................................................           Canada            350,000         50,233,354
  Chevron Corp. ............................................................        United States        600,000         34,782,000
  Royal Dutch Shell PLC, A, ADR ............................................       United Kingdom        313,800         19,537,188
                                                                                                                      -------------
                                                                                                                        120,064,042
                                                                                                                      -------------
  FINANCE 4.2%
  Bank of America Corp. ....................................................       United States       1,500,000         68,310,000
  CapitalSource Inc. .......................................................       United States         524,200         13,042,096
  Fifth Third Bancorp ......................................................       United States         500,000         19,680,000
  Freddie Mac ..............................................................       United States         300,000         18,300,000
  JPMorgan Chase & Co. .....................................................       United States         900,000         37,476,000
                                                                                                                      -------------
                                                                                                                        156,808,096
                                                                                                                      -------------


20 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                               COUNTRY       SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND WARRANTS (CONTINUED)
      GAS DISTRIBUTORS 1.7%
      Atmos Energy Corp. ...................................................      United States         610,000     $    16,061,300
      NiSource Inc. ........................................................      United States         700,000          14,154,000
      ONEOK Inc. ...........................................................      United States         650,000          20,962,500
      Sempra Energy ........................................................      United States         250,000          11,615,000
                                                                                                                    ---------------
                                                                                                                         62,792,800
                                                                                                                    ---------------

      HEALTH TECHNOLOGY 6.2%
      Bristol-Myers Squibb Co. .............................................      United States       1,250,000          30,762,500
      Eli Lilly and Co. ....................................................      United States         242,600          13,415,780
      Merck & Co. Inc. .....................................................      United States       3,250,000         114,497,500
      Pfizer Inc. ..........................................................      United States       2,850,000          71,022,000
                                                                                                                    ---------------
                                                                                                                        229,697,780
                                                                                                                    ---------------

      NON-ENERGY MINERALS 0.6%
      AngloGold Ashanti Ltd., ADR ..........................................       South Africa         100,000           5,412,000
      Barrick Gold Corp. ...................................................          Canada            200,000           5,448,000
      Southern Copper Corp. ................................................      United States         127,700          10,788,096
                                                                                                                    ---------------
                                                                                                                         21,648,096
                                                                                                                    ---------------

      PROCESS INDUSTRIES 0.4%
      Lyondell Chemical Co. ................................................      United States         750,000          14,925,000
                                                                                                                    ---------------
      TOTAL COMMON STOCKS AND WARRANTS (COST $1,045,816,086) ...............                                          1,218,985,683
                                                                                                                    ---------------
      PREFERRED STOCK (COST $7,620,963) 0.0% b
      PROCESS INDUSTRIES 0.0% b
c,d,e Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual ..................        Indonesia        10,073,000             109,796
                                                                                                                    ---------------
      CONVERTIBLE PREFERRED STOCKS 8.8%
      CONSUMER DURABLES 0.3%
      Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ....................      United States         400,000          12,020,000
                                                                                                                    ---------------
      ELECTRIC UTILITIES 0.9%
    f Morgan Stanley into PPL Corp., 7.85%, cvt. pfd., 144A ................      United States         800,000          24,164,000
      PNM Resources Inc., 6.75%, cvt. pfd. .................................      United States         217,900          10,649,863
                                                                                                                    ---------------
                                                                                                                         34,813,863
                                                                                                                    ---------------

      ELECTRONIC TECHNOLOGY 0.6%
      Goldman Sachs Group into Applied Materials Inc., 7.35%, cvt. pfd. ....      United States         500,000           8,824,000
    f Morgan Stanley into Intel Corp., 7.40%, cvt. pfd., 144A ..............      United States         500,000          10,022,500
      Morgan Stanley into Network Appliance Inc., 7.25%, cvt. pfd. .........      United States         100,000           2,726,500
                                                                                                                    ---------------
                                                                                                                         21,573,000
                                                                                                                    ---------------
      ENERGY MINERALS 1.0%
    f Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A ......................      United States         100,000          10,600,000
    f Deutsche Bank AG into ConocoPhillips, 8.50%, cvt. pfd., 144A .........      United States         300,000          19,092,690
    f Morgan Stanley into Devon Energy Corp., 8.00%, cvt. pfd., 144A .......      United States         105,000           6,323,625
                                                                                                                    ---------------
                                                                                                                         36,016,315
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 21

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME SECURITIES FUND                                                 COUNTRY       SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE PREFERRED STOCKS (CONTINUED)
    FINANCE 3.1%
    Aspen Insurance Holdings Ltd., 5.625%, cvt. pfd. .......................      United States          200,000    $    10,380,000
    E*TRADE Financial Corp., 6.125%, cvt. pfd. .............................      United States          500,000         17,325,000
    Fannie Mae, 5.375%, cvt. pfd. ..........................................      United States              780         74,932,845
    MetLife Inc., 6.375%, cvt. pfd. ........................................      United States          400,000         10,850,000
                                                                                                                    ---------------
                                                                                                                        113,487,845
                                                                                                                    ---------------
    HEALTH TECHNOLOGY 0.6%
    Schering-Plough Corp., 6.00%, cvt. pfd. ................................      United States          400,000         20,312,000
                                                                                                                    ---------------
    INDUSTRIAL SERVICES 1.0%
    El Paso Corp., 4.99%, cvt. pfd. ........................................      United States           20,000         21,934,740
  f Morgan Stanley into Williams Cos. Inc., 8.50%, cvt. pfd., 144A .........      United States          600,000         12,963,000
                                                                                                                    ---------------
                                                                                                                         34,897,740
                                                                                                                    ---------------
    NON-ENERGY MINERALS 0.3%
    Lehman Brothers Holdings Inc. into Alcoa Inc., 6.50%, cvt. pfd. ........      United States          400,000         12,170,000
                                                                                                                    ---------------
    PROCESS INDUSTRIES 0.2%
    Huntsman Corp., 5.00%, cvt. pfd. .......................................      United States           50,000          2,156,250
    Lehman Brothers Holdings Inc. into Lyondell Chemical, 8.00%, cvt. pfd. .      United States          350,000          6,965,000
                                                                                                                    ---------------
                                                                                                                          9,121,250
                                                                                                                    ---------------
    PRODUCER MANUFACTURING 0.3%
    Goldman Sachs Group into Tyco International Ltd., 7.00%, cvt. pfd. .....      United States          440,000         12,081,960
                                                                                                                    ---------------
    REAL ESTATE INVESTMENT TRUSTS 0.5%
    Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A .........................      United States          300,000          7,500,000
    Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A .....................      United States           77,015          1,922,269
    Lexington Corporate Properties Trust, 6.50%, cvt. pfd. .................      United States          200,000          9,238,000
                                                                                                                    ---------------
                                                                                                                         18,660,269
                                                                                                                    ---------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $322,189,271) .................                                            325,154,242
                                                                                                                    ---------------

                                                                                                 ------------------
                                                                                                 Principal Amount g
                                                                                                 ------------------
    BONDS 41.6%
    ALTERNATIVE POWER GENERATION 2.0%
c,e Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08 .............         Canada         $  8,000,000          4,800,000
c,e Calpine Corp.,
      senior note, 7.875%, 4/01/08 .........................................      United States        1,000,000            610,000
      senior note, 8.625%, 8/15/10 .........................................      United States       22,700,000          9,193,500
    f senior secured note, 144A, 8.50%, 7/15/10 ............................      United States       38,000,000         35,055,000
    f senior secured note, 144A, 9.875%, 12/01/11 ..........................      United States       10,000,000          9,175,000
    f senior secured note, 144A, 8.75%, 7/15/13 ............................      United States       15,000,000         13,837,500
                                                                                                                    ---------------
                                                                                                                         72,671,000
                                                                                                                    ---------------


22 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME SECURITIES FUND                                                   COUNTRY      PRINCIPAL AMOUNT g       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  COMMERCIAL SERVICES 1.5%
  Dex Media Inc.,
    senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
      11/15/13 .............................................................     United States   $    14,500,000      $  12,325,000
    zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13 ......................     United States        10,000,000          8,500,000
  JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
   10.67% thereafter, 5/15/13 ..............................................     United States        19,500,000         16,965,000
  JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ...............     United States         5,000,000          5,156,250
f R.H. Donnelley Corp., senior disc. note, 144A, 6.875%, 1/15/13 ...........     United States        11,400,000         10,716,000
                                                                                                                      -------------
                                                                                                                         53,662,250
                                                                                                                      -------------
  COMMUNICATIONS 1.9%
  Qwest Capital Funding Inc.,
    7.00%, 8/03/09 .........................................................     United States        20,000,000         20,400,000
    7.25%, 2/15/11 .........................................................     United States        28,000,000         28,525,000
  Qwest Communications International Inc., senior note, 7.50%,
   2/15/14 .................................................................     United States        20,000,000         20,700,000
                                                                                                                      -------------
                                                                                                                         69,625,000
                                                                                                                      -------------
  CONSUMER DURABLES 10.0%
  Ford Motor Co., 7.45%, 7/16/31 ...........................................     United States        50,000,000         37,375,000
  Ford Motor Credit Co.,
    7.375%, 10/28/09 .......................................................     United States        50,000,000         47,042,450
    7.875%, 6/15/10 ........................................................     United States        20,000,000         18,765,600
    7.375%, 2/01/11 ........................................................     United States        50,000,000         46,043,400
    7.00%, 10/01/13 ........................................................     United States         8,000,000          7,165,272
  General Motors Acceptance Corp.,
    5.625%, 5/15/09 ........................................................     United States        10,000,000          9,312,590
    7.75%, 1/19/10 .........................................................     United States        40,000,000         39,031,800
    6.875%, 9/15/11 ........................................................     United States        60,000,000         55,986,420
    6.875%, 8/28/12 ........................................................     United States        17,500,000         16,164,208
    6.75%, 12/01/14 ........................................................     United States        30,000,000         27,048,780
  General Motors Corp., senior deb., 8.25%, 7/15/23 ........................     United States        25,000,000         18,125,000
  Hovnanian K Enterprises Inc., senior note, 7.50%, 5/15/16 ................     United States        12,000,000         11,890,380
h KB Home, senior note, 7.25%, 6/15/18 .....................................     United States        10,600,000         10,481,725
f Visant Holding Corp., senior note, 144A, 8.75%, 12/01/13 .................     United States        25,000,000         24,001,250
                                                                                                                      -------------
                                                                                                                        368,433,875
                                                                                                                      -------------
  CONSUMER SERVICES 6.2%
  Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ................     United States        40,400,000         39,592,000
  CCH I Holdings LLC, senior note,
    13.50%, 1/15/14 ........................................................     United States        33,000,000         20,460,000
    zero cpn. to 5/15/06, 11.75% thereafter, 5/15/14 .......................     United States        17,000,000          8,925,000
  CCH I LLC, senior secured note, 11.00%, 10/01/15 .........................     United States        85,000,000         71,081,250
  Clear Channel Communications Inc., 5.50%, 9/15/14 ........................     United States        15,000,000         13,882,800
  CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 .......................     United States        10,000,000         10,100,000

                                        Quarterly Statements of Investments | 23

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME SECURITIES FUND                                                   COUNTRY      PRINCIPAL AMOUNT g       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
f EchoStar DBS Corp., senior note, 144A, 7.125%, 2/01/16 ...................     United States   $    25,000,000      $  24,718,750
  Liberty Media Corp., senior note, 5.70%, 5/15/13 .........................     United States        15,000,000         14,023,650
  MGM MIRAGE Inc., senior note,
  f,h 144A, 6.75%, 4/01/13 .................................................     United States        10,000,000         10,000,000
      6.625%, 7/15/15 ......................................................     United States        12,000,000         11,865,000
f Quebecor Media Inc., senior note, 144A, 7.75%, 3/15/16 ...................         Canada            4,900,000          5,059,250
                                                                                                                      -------------
                                                                                                                        229,707,700
                                                                                                                      -------------
  ELECTRIC UTILITIES 2.9%
  Aquila Inc., senior note, 14.875%, 7/01/12 ...............................     United States        17,000,000         23,077,500
  NRG Energy Inc., senior note,
      7.25%, 2/01/14 .......................................................     United States         5,000,000          5,093,750
      7.375%, 2/01/16 ......................................................     United States         9,400,000          9,623,250
  Reliant Resources Inc., senior note, 9.25%, 7/15/10 ......................     United States        10,000,000         10,062,500
  TXU Corp., senior note,
      5.55%, 11/15/14 ......................................................     United States        50,000,000         47,019,800
      6.55%, 11/15/34 ......................................................     United States        15,000,000         13,611,690
                                                                                                                      -------------
                                                                                                                        108,488,490
                                                                                                                      -------------
  ELECTRONIC TECHNOLOGY 1.9%
  Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14 ........       Singapore          15,000,000         14,775,000
  L-3 Communications Corp., senior sub. note, 6.375%, 10/15/15 .............     United States        28,000,000         27,720,000
  Lucent Technologies Inc., 6.45%, 3/15/29 .................................     United States        10,400,000          9,438,000
  Sanmina-SCI Corp., senior sub. note,
      6.75%, 3/01/13 .......................................................     United States        10,000,000          9,575,000
      8.125%, 3/01/16 ......................................................     United States         9,100,000          9,236,500
                                                                                                                      -------------
                                                                                                                         70,744,500
                                                                                                                      -------------
  ENERGY MINERALS 0.9%
  Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 .....................     United States        12,500,000         12,281,250
f Massey Energy Co., senior note, 144A, 6.875%, 12/15/13 ...................     United States        10,000,000          9,850,000
  Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16 ..............     United States         9,100,000          9,134,125
                                                                                                                      -------------
                                                                                                                         31,265,375
                                                                                                                      -------------
  FINANCE 0.8%
  E*TRADE Financial Corp., senior note, 7.375%, 9/15/13 ....................     United States        30,400,000         31,160,000
                                                                                                                      -------------
  GAS DISTRIBUTORS 2.0%
  Dynegy Holdings Inc.,
      senior note, 6.875%, 4/01/11 .........................................     United States        30,000,000         29,100,000
      senior note, 8.75%, 2/15/12 ..........................................     United States        23,685,000         24,869,250
  f,h senior note, 144A, 8.375%, 5/01/16 ...................................     United States        10,000,000         10,000,000
    f senior secured note, 144A, 10.125%, 7/15/13 ..........................     United States         8,000,000          9,175,600
                                                                                                                      -------------
                                                                                                                         73,144,850
                                                                                                                      -------------
  HEALTH SERVICES 3.4%
  DaVita Inc., senior sub. note, 7.25%, 3/15/15 ............................     United States         6,500,000          6,565,000


24 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME SECURITIES FUND                                                   COUNTRY      PRINCIPAL AMOUNT g       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  HEALTH SERVICES (CONTINUED)
  HCA Inc.,
      6.375%, 1/15/15 ......................................................     United States   $     5,000,000      $   4,891,375
      6.50%, 2/15/16 .......................................................     United States        10,100,000          9,890,496
  Tenet Healthcare Corp., senior note,
      6.375%, 12/01/11 .....................................................     United States        60,000,000         54,450,000
      6.50%, 6/01/12 .......................................................     United States        10,000,000          9,050,000
      7.375%, 2/01/13 ......................................................     United States        30,000,000         27,525,000
  f 144A, 9.50%, 2/01/15 ...................................................     United States        11,000,000         11,055,000
                                                                                                                      -------------
                                                                                                                        123,426,871
                                                                                                                      -------------
  INDUSTRIAL SERVICES 2.8%
  Allied Waste North America Inc.,
      senior note, B, 7.375%, 4/15/14 ......................................     United States        15,000,000         14,925,000
      senior secured note, 6.50%, 11/15/10 .................................     United States         7,500,000          7,443,750
      senior secured note, 6.125%, 2/15/14 .................................     United States        10,000,000          9,550,000
  El Paso Corp., senior note,
      6.75%, 5/15/09 .......................................................     United States        23,000,000         23,057,500
      MTN, 7.375%, 12/15/12 ................................................     United States         4,000,000          4,090,000
      MTN, 7.75%, 1/15/32 ..................................................     United States        17,000,000         17,212,500
  El Paso Production Holding Co., 7.75%, 6/01/13 ...........................     United States        19,000,000         19,783,750
h Hanover Compressor Co., senior note, 7.50%, 4/15/13 ......................     United States         7,300,000          7,336,500
                                                                                                                      -------------
                                                                                                                        103,399,000
                                                                                                                      -------------
  NON-ENERGY MINERALS 0.6%
f Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ..........................        Canada            23,000,000         22,195,000
                                                                                                                      -------------
  PROCESS INDUSTRIES 2.1%
  Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15 .........        Canada             5,000,000          4,900,000
  Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12 ....................     United States         7,000,000          6,903,750
  Nalco Co., senior sub. note, 8.875%, 11/15/13 ............................     United States         3,500,000          3,657,500
  Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
   9.00% thereafter, 2/01/14 ...............................................     United States        37,500,000         28,500,000
  Rhodia SA, senior note, 10.25%, 6/01/10 ..................................        France            16,269,000         18,322,961
  Stone Container Corp., senior note, 9.75%, 2/01/11 .......................     United States        15,000,000         15,487,500
                                                                                                                      -------------
                                                                                                                         77,771,711
                                                                                                                      -------------
  PRODUCER MANUFACTURING 0.7%
  Case New Holland Inc., senior note, 6.00%, 6/01/09 .......................     United States        17,000,000         16,660,000
f Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .........................    United Kingdom         9,000,000          9,607,500
                                                                                                                      -------------
                                                                                                                         26,267,500
                                                                                                                      -------------
  REAL ESTATE INVESTMENT TRUSTS 1.3%
  Host Marriott LP,
  f,h 144A, 6.75%, 6/01/16 .................................................     United States        23,800,000         23,889,250
      senior note, K, 7.125%, 11/01/13 .....................................     United States         5,000,000          5,112,500
      senior note, O, 6.375%, 3/15/15 ......................................     United States         8,000,000          7,910,000
  MeriStar Hospitality Corp., 9.125%, 1/15/11 ..............................     United States        10,000,000         11,625,000
                                                                                                                      -------------
                                                                                                                         48,536,750
                                                                                                                      -------------

                                        Quarterly Statements of Investments | 25

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------- ------------------------------------------------------
    FRANKLIN INCOME SECURITIES FUND                                                COUNTRY      PRINCIPAL AMOUNT g        VALUE
---------------------------------------------------------------------------- ------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    BONDS (CONTINUED)
    TECHNOLOGY SERVICES 0.5%
  f SunGard Data Systems Inc.,
      senior note, 144A, 9.125%, 8/15/13 ...................................    United States   $     9,000,000      $    9,562,500
      senior sub. note, 144A, 10.25%, 8/15/15 ..............................    United States         9,000,000           9,517,500
                                                                                                                     --------------
                                                                                                                         19,080,000
                                                                                                                     --------------
    TRANSPORTATION 0.1%
    American Airlines Inc., 9.71%, 1/02/07 .................................    United States         2,489,810           2,503,815
                                                                                                                     --------------
    TOTAL BONDS (COST $1,521,371,138) ......................................                                          1,532,083,687
                                                                                                                     --------------
    CONVERTIBLE BONDS 4.5%
    ALTERNATIVE POWER GENERATION 0.6%
c,e Calpine Corp., cvt.,
      senior note, 6.00% to 9/30/06, zero cpn. to 9/30/09,
       6.00% thereafter, 9/30/14 ...........................................    United States        39,500,000          12,640,000
      sub. note, 7.75%, 6/01/15 ............................................    United States        27,000,000           7,695,000
                                                                                                                     --------------
                                                                                                                         20,335,000
                                                                                                                     --------------
    ELECTRONIC TECHNOLOGY 2.2%
    Conexant Systems Inc., cvt.,
      4.25%, 5/01/06 .......................................................    United States        17,800,000          17,800,000
      sub. note, 4.00%, 2/01/07 ............................................    United States        30,000,000          29,437,500
    Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ...............        Canada           35,766,000          34,067,115
                                                                                                                     --------------
                                                                                                                         81,304,615
                                                                                                                     --------------
    FINANCE 0.3%
    NCO Group Inc., cvt., sub. note, 4.75%, 4/15/06 ........................    United States        10,000,000           9,975,000
                                                                                                                     --------------
    HEALTH TECHNOLOGY 0.2%
    Enzon Pharmaceuticals Inc., cvt., sub. note, 4.50%, 7/01/08 ............    United States         8,000,000           7,490,000
                                                                                                                     --------------
    INDUSTRIAL SERVICES 0.4%
    Hanover Compressor Co., cvt., senior note, 4.75%, 3/15/08 ..............    United States        14,000,000          13,527,500
                                                                                                                     --------------
    REAL ESTATE INVESTMENT TRUSTS 0.8%
    MeriStar Hospitality Corp., cvt., sub. note, 9.50%, 4/01/10 ............    United States        29,500,000          31,380,625
                                                                                                                     --------------
    TOTAL CONVERTIBLE BONDS (COST $196,443,475) ............................                                            164,012,740
                                                                                                                     --------------
    MORTGAGE-BACKED SECURITIES 4.7%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.0%
    FHLMC Gold 30 Year, 5.00%, 7/01/33 - 11/01/33 ..........................    United States        37,309,521          35,605,203
                                                                                                                     --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 3.4%
    FNMA 30 Year, 5.50%, 2/01/35 - 1/01/36 .................................    United States       129,251,340         126,241,688
                                                                                                                     --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.3%
    GNMA I SF 30 Year, 5.00%, 3/15/34 ......................................    United States        11,612,298          11,264,108
                                                                                                                     --------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $175,270,169) ...................                                            173,110,999
                                                                                                                     --------------


26 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME SECURITIES FUND                                                  COUNTRY      PRINCIPAL AMOUNT g        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BOND SECURITIES (COST $4,919,315) 0.1%
  CALIFORNIA 0.1%
  California State GO, 5.125%, 4/01/25 .....................................    United States   $     5,000,000      $    5,224,800
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $3,273,630,417) ........................                                          3,418,681,947
                                                                                                                     --------------
  SHORT TERM INVESTMENT (COST $308,057,717) 8.4%
i Joint Repurchase Agreement, 4.683%, 4/03/06 ..............................    United States       308,057,717         308,057,717
   (Maturity Value $308,177,937)
    ABN AMRO Bank, N.V., New York Branch (Maturity Value $25,668,140)
    Banc of America Securities LLC (Maturity Value $25,668,140)
    Barclays Capital Inc. (Maturity Value $25,668,140)
    Bear, Stearns & Co. Inc. (Maturity Value $25,668,140)
    BNP Paribas Securities Corp. (Maturity Value $29,615,900)
    Deutsche Bank Securities Inc. (Maturity Value $6,582,682)
    Dresdner Kleinwort Wasserstein Securities LLC
     (Maturity Value $19,085,460)
    Goldman, Sachs & Co. (Maturity Value $25,668,140)
    Greenwich Capital Markets, Inc. (Maturity Value $25,668,140)
    Lehman Brothers Inc. (Maturity Value $17,932,875)
    Merrill Lynch Government Securities Inc. (Maturity Value $25,668,140)
    Morgan Stanley & Co. Inc. (Maturity Value $29,615,900)
    UBS Securities LLC (Maturity Value $25,668,140)
     Collateralized by U.S. Government Agency Securities, 1.75 - 7.125%,
       5/02/06 - 2/01/11; j U.S. Government Agency Discount Notes,
       4/07/06 - 5/02/06; j U.S. Treasury Bills, 6/22/06; and
       U.S. Treasury Notes, 2.50 - 6.125%, 10/31/06 - 8/15/09
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $3,581,688,134) 101.2% ...........................                                          3,726,739,664
  OTHER ASSETS, LESS LIABILITIES (1.2)% ....................................                                            (45,867,026)
                                                                                                                     --------------
  NET ASSETS 100.0% ........................................................                                         $3,680,872,638
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 119.

a Non-income producing.

b Rounds to less than 0.1% of net assets.

c Defaulted security.

d See Note 4 regarding restricted securities.

e See Note 7 regarding other considerations.

f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2006, the aggregate value of these securities was $330,580,915, representing 8.98% of net assets.

g The principal amount is stated in U.S. dollars unless otherwise indicated.

h Security purchased on a when-issued or delayed delivery basis.

i Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2006, all repurchase agreements had been entered into on that date.

j The security is traded on a discount basis with no stated coupon rate.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 27

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                                   SHARES      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 94.3%
  COMMUNICATIONS 1.7%
  Alltel Corp. ...........................................................................................    38,000   $  2,460,500
  Sprint Nextel Corp. ....................................................................................   253,725      6,556,254
  Verizon Communications Inc. ............................................................................    82,300      2,803,138
                                                                                                                       ------------
                                                                                                                         11,819,892
                                                                                                                       ------------
  CONSUMER DURABLES 3.0%
a Activision Inc. ........................................................................................   249,000      3,433,710
a Electronic Arts Inc. ...................................................................................    98,300      5,378,976
  M.D.C. Holdings Inc. ...................................................................................   178,500     11,479,335
                                                                                                                       ------------
                                                                                                                         20,292,021
                                                                                                                       ------------
  CONSUMER NON-DURABLES 5.1%
  Altria Group Inc. ......................................................................................    90,700      6,427,002
  Anheuser-Busch Cos. Inc. ...............................................................................   172,400      7,373,548
  The Coca-Cola Co. ......................................................................................   124,300      5,204,441
  PepsiCo Inc. ...........................................................................................    86,600      5,004,614
  Procter & Gamble Co. ...................................................................................   120,100      6,920,162
a The Warnaco Group Inc. .................................................................................   139,300      3,343,200
                                                                                                                       ------------
                                                                                                                         34,272,967
                                                                                                                       ------------
  CONSUMER SERVICES 3.0%
  Cendant Corp. ..........................................................................................   160,000      2,776,000
  Clear Channel Communications Inc. ......................................................................    92,400      2,680,524
a eBay Inc. ..............................................................................................    37,100      1,449,126
  Gannett Co. Inc. .......................................................................................   149,700      8,970,024
  The Walt Disney Co. ....................................................................................   156,200      4,356,418
                                                                                                                       ------------
                                                                                                                         20,232,092
                                                                                                                       ------------
  DISTRIBUTION SERVICES 2.5%
  AmerisourceBergen Corp. ................................................................................    77,200      3,726,444
  Cardinal Health Inc. ...................................................................................    44,300      3,301,236
  McKesson Corp. .........................................................................................    72,300      3,768,999
  Sysco Corp. ............................................................................................   185,100      5,932,455
                                                                                                                       ------------
                                                                                                                         16,729,134
                                                                                                                       ------------
  ELECTRONIC TECHNOLOGY 10.5%
a Apple Computer Inc. ....................................................................................    29,200      1,831,424
  Applied Materials Inc. .................................................................................   181,000      3,169,310
  The Boeing Co. .........................................................................................    36,700      2,860,031
a Cisco Systems Inc. .....................................................................................   513,500     11,127,545
a Dell Inc. ..............................................................................................   278,800      8,297,088
  Diebold Inc. ...........................................................................................    76,600      3,148,260
a FLIR Systems Inc. ......................................................................................   109,700      3,116,577
  Intel Corp. ............................................................................................   468,100      9,057,735
a Juniper Networks Inc. ..................................................................................   393,200      7,517,984


28 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                                   SHARES      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
a Lexmark International Inc., A ..........................................................................    60,000   $  2,722,800
  Maxim Integrated Products Inc. ...................... ..................................................    67,700      2,515,055
a Network Appliance Inc. .................................................................................   145,000      5,224,350
  Nokia Corp., ADR (Finland) .............................................................................   267,900      5,550,888
  QUALCOMM Inc. ..........................................................................................    93,000      4,706,730
                                                                                                                       ------------
                                                                                                                         70,845,777
                                                                                                                       ------------
  ENERGY MINERALS 7.7%
  Anadarko Petroleum Corp. ...............................................................................    55,000      5,555,550
  Chesapeake Energy Corp. ....................................... ........................................   122,900      3,860,289
  Chevron Corp. ..........................................................................................   110,400      6,399,888
  ConocoPhillips. ........................................................................................   131,900      8,329,485
  Devon Energy Corp. .....................................................................................   112,000      6,851,040
  Exxon Mobil Corp. ......................................................................................   267,000     16,249,620
  Royal Dutch Shell PLC, A, ADR (United Kingdom) .........................................................    84,000      5,229,840
                                                                                                                       ------------
                                                                                                                         52,475,712
                                                                                                                       ------------
  FINANCE 13.3%
  The Allstate Corp. .....................................................................................    78,600      4,095,846
  American International Group Inc. ......................................................................   107,100      7,078,239
  Bank of America Corp. ..................................................................................   300,458     13,682,857
  The Bank of New York Co. Inc. ..........................................................................   116,500      4,198,660
  Citigroup Inc. .........................................................................................   236,400     11,165,172
  Countrywide Financial Corp. ............................................................................    68,800      2,524,960
  Fannie Mae .............................................................................................    45,500      2,338,700
  Federated Investors Inc., B ............................................................................   119,100      4,650,855
  Fifth Third Bancorp ....................................................................................   124,300      4,892,448
  Freddie Mac ............................................................................................    91,600      5,587,600
  JPMorgan Chase & Co. ...................................................................................   193,840      8,071,498
  Marsh & McLennan Cos. Inc. .............................................................................   141,000      4,139,760
  Morgan Stanley .........................................................................................    76,800      4,824,576
  Old Republic International Corp. .......................................................................   149,250      3,256,635
  Wachovia Corp. .........................................................................................    45,400      2,544,670
  Wells Fargo & Co. ......................................................................................    75,000      4,790,250
  XL Capital Ltd., A (Bermuda) ...........................................................................    37,900      2,429,769
                                                                                                                       ------------
                                                                                                                         90,272,495
                                                                                                                       ------------
  HEALTH SERVICES 3.1%
  HCA Inc. ...............................................................................................    69,900      3,200,721
a Health Net Inc., A .....................................................................................   159,500      8,105,790
a LifePoint Hospitals Inc. ...............................................................................   172,900      5,377,190
a WellPoint Inc. .........................................................................................    60,000      4,645,800
                                                                                                                       ------------
                                                                                                                         21,329,501
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 29

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                                   SHARES      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HEALTH TECHNOLOGY 14.1%
  Abbott Laboratories ....................................................................................    68,800   $  2,921,936
a Amgen Inc. .............................................................................................   112,900      8,213,475
  Biomet Inc. ............................................................................................    82,930      2,945,674
a Boston Scientific Corp. ................................................................................   399,300      9,203,865
a Charles River Laboratories International Inc. ..........................................................   148,400      7,274,568
  Eli Lilly and Co. ......................................................................................    73,300      4,053,490
a Endo Pharmaceuticals Holdings Inc. .....................................................................   127,300      4,176,713
a Invitrogen Corp. .......................................................................................    35,100      2,461,563
  Johnson & Johnson ......................................................................................   316,900     18,766,818
  Medtronic Inc. .........................................................................................   103,300      5,242,475
  Merck & Co. Inc. .......................................................................................   118,500      4,174,755
  Pfizer Inc. ............................................................................................   418,600     10,431,512
  Roche Holding AG, ADR (Switzerland) ....................................................................    45,800      3,453,320
  Schering-Plough Corp. ..................................................................................   183,300      3,480,867
a Waters Corp. ...........................................................................................    87,300      3,766,995
a Zimmer Holdings Inc. ...................................................................................    74,500      5,036,200
                                                                                                                       ------------
                                                                                                                         95,604,226
                                                                                                                       ------------
  INDUSTRIAL SERVICES 1.3%
  Schlumberger Ltd. ......................................................................................    50,000      6,328,500
  The Williams Cos. Inc. .................................................................................   104,600      2,237,394
                                                                                                                       ------------
                                                                                                                          8,565,894
                                                                                                                       ------------
  PROCESS INDUSTRIES 2.2%
  Bunge Ltd. .............................................................................................   105,500      5,877,405
  The Dow Chemical Co. ...................................................................................    73,500      2,984,100
  Lyondell Chemical Co. ..................................................................................   288,500      5,741,150
                                                                                                                       ------------
                                                                                                                         14,602,655
                                                                                                                       ------------
  PRODUCER MANUFACTURING 8.8%
  3M Co. .................................................................................................   119,000      9,007,110
  General Electric Co. ...................................................................................   579,000     20,137,620
  Gentex Corp. ...........................................................................................   203,400      3,551,364
  Johnson Controls Inc. ..................................................................................    90,500      6,871,665
  Masco Corp. ............................................................................................   105,200      3,417,948
  Tyco International Ltd. ................................................................................   418,200     11,241,216
  United Technologies Corp. ..............................................................................    93,600      5,425,992
                                                                                                                       ------------
                                                                                                                         59,652,915
                                                                                                                       ------------


30 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                                   SHARES      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  RETAIL TRADE 6.4%
a Dollar Tree Stores Inc. ................................................................................   158,900   $  4,396,763
  The Gap Inc. ...........................................................................................   295,700      5,523,676
  The Home Depot Inc. ....................................................................................    92,300      3,904,290
a Kohl's Corp. ...........................................................................................   101,800      5,396,418
  Lowe's Cos. Inc. .......................................................................................    48,300      3,112,452
  RadioShack Corp. .......................................................................................   306,900      5,901,687
  Ross Stores Inc. .......................................................................................   120,200      3,508,638
  Target Corp. ...........................................................................................    49,300      2,564,093
  Wal-Mart Stores Inc. ...................................................................................   141,200      6,670,288
  Walgreen Co. ...........................................................................................    53,400      2,303,142
                                                                                                                       ------------
                                                                                                                         43,281,447
                                                                                                                       ------------
  TECHNOLOGY SERVICES 5.4%
  Automatic Data Processing Inc. .........................................................................   100,000      4,568,000
  First Data Corp. .......................................................................................   125,000      5,852,500
  Infosys Technologies Ltd., ADR (India) .................................................................    79,700      6,205,442
  International Business Machines Corp. ..................................................................    51,000      4,205,970
  Microsoft Corp. ........................................................................................   454,300     12,361,503
  Paychex Inc. ...........................................................................................    86,700      3,611,922
                                                                                                                       ------------
                                                                                                                         36,805,337
                                                                                                                       ------------
  TRANSPORTATION 3.4%
  CNF Inc. ...............................................................................................    59,900      2,991,406
  Expeditors International of Washington Inc. ............................................................    36,400      3,144,596
  FedEx Corp. ............................................................................................    46,600      5,263,004
a JetBlue Airways Corp. ..................................................................................   366,700      3,931,024
  Southwest Airlines Co. .................................................................................   437,000      7,861,630
                                                                                                                       ------------
                                                                                                                         23,191,660
                                                                                                                       ------------
  UTILITIES 2.8%
  Dominion Resources Inc. ................................................................................    75,800      5,232,474
  Entergy Corp. ..........................................................................................     5,600        386,064
  Exelon Corp. ...........................................................................................    58,700      3,105,230
  FirstEnergy Corp. ......................................................................................   110,200      5,388,780
  NiSource Inc. ..........................................................................................   160,000      3,235,200
  TXU Corp. ..............................................................................................    30,400      1,360,704
                                                                                                                       ------------
                                                                                                                         18,708,452
                                                                                                                       ------------
  TOTAL COMMON STOCKS (COST $573,200,957) ................................................................              638,682,177
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 31

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                         PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $38,172,817) 5.6%
  REPURCHASE AGREEMENT 5.6%
b Joint Repurchase Agreement, 4.683%, 4/03/06 (Maturity Value $38,187,714) ......................     $ 38,172,817     $ 38,172,817
    ABN AMRO Bank, N.V., New York Branch (Maturity Value $3,180,655)
    Banc of America Securities LLC (Maturity Value $3,180,655)
    Barclays Capital Inc. (Maturity Value $3,180,655)
    Bear, Stearns & Co. Inc. (Maturity Value $3,180,655)
    BNP Paribas Securities Corp. (Maturity Value $3,669,838)
    Deutsche Bank Securities Inc. (Maturity Value $815,690)
    Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $2,364,965)
    Goldman, Sachs & Co. (Maturity Value $3,180,655)
    Greenwich Capital Markets Inc. (Maturity Value $3,180,655)
    Lehman Brothers Inc. (Maturity Value $2,222,143)
    Merrill Lynch Government Securities Inc. (Maturity Value $3,180,655)
    Morgan Stanley & Co. Inc. (Maturity Value $3,669,838)
    UBS Securities LLC (Maturity Value $3,180,655)
      Collateralized by U.S. Government Agency Securities, 1.75 - 7.125%, 5/02/06 - 2/01/11;
        c U.S. Government Agency Discount Notes, 4/07/06 - 5/02/06; c U.S. Treasury Bills,
          6/22/06; and U.S. Treasury Notes, 2.50 - 6.125%, 10/31/06 - 8/15/09
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $611,373,774) 99.9% ...................................................                       676,854,994
  OTHER ASSETS, LESS LIABILITIES 0.1% ...........................................................                           331,548
                                                                                                                       ------------
  NET ASSETS 100.0% .............................................................................                      $677,186,542
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 119.

a Non-income producing.

b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2006, all repurchase agreements had been entered into on that date.

c The security is traded on a discount basis with no stated coupon rate.


32 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                                   SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 84.1%
  CONSUMER DURABLES 2.0%
  D.R. Horton Inc. ..................................................................................         6,800   $     225,896
                                                                                                                      -------------
  CONSUMER NON-DURABLES 6.5%
  H.J. Heinz Co. ....................................................................................         1,100          41,712
  Kimberly-Clark Corp. ..............................................................................         6,300         364,140
  Procter & Gamble Co. ..............................................................................         6,000         345,720
                                                                                                                      -------------
                                                                                                                            751,572
                                                                                                                      -------------
  CONSUMER SERVICES 5.1%
  Gannett Co. Inc. ..................................................................................         5,700         341,544
  McDonald's Corp. ..................................................................................         7,200         247,392
                                                                                                                      -------------
                                                                                                                            588,936
                                                                                                                      -------------
  ELECTRONIC TECHNOLOGY 0.4%
  Hewlett-Packard Co. ...............................................................................         1,300          42,770
                                                                                                                      -------------
  ENERGY MINERALS 10.4%
  BP PLC, ADR (United Kingdom) ......................................................................         4,800         330,912
  ConocoPhillips ....................................................................................         4,200         265,230
  Exxon Mobil Corp. .................................................................................         4,600         279,956
  Occidental Petroleum Corp. ........................................................................         3,500         324,275
                                                                                                                      -------------
                                                                                                                          1,200,373
                                                                                                                      -------------
  FINANCE 31.5%
  The Allstate Corp. ................................................................................         5,200         270,972
  Ambac Financial Group Inc. ........................................................................         2,900         230,840
  American International Group Inc. .................................................................         4,700         310,623
  Bank of America Corp. .............................................................................         8,800         400,752
  Chubb Corp. .......................................................................................         2,800         267,232
  Citigroup Inc. ....................................................................................         8,200         387,286
  Freddie Mac .......................................................................................         6,500         396,500
  Lehman Brothers Holdings Inc. .....................................................................           500          72,265
  Mellon Financial Corp. ............................................................................         6,300         224,280
  MetLife Inc. ......................................................................................         2,900         140,273
  Morgan Stanley ....................................................................................         2,100         131,922
  U.S. Bancorp ......................................................................................        11,100         338,550
  Wachovia Corp. ....................................................................................         5,200         291,460
  Washington Mutual Inc. ............................................................................         3,900         166,218
                                                                                                                      -------------
                                                                                                                          3,629,173
                                                                                                                      -------------
  HEALTH TECHNOLOGY 4.8%
  Abbott Laboratories ...............................................................................         5,300         225,091
  Becton Dickinson & Co. ............................................................................         3,700         227,846
  Pfizer Inc. .......................................................................................         4,000          99,680
                                                                                                                      -------------
                                                                                                                            552,617
                                                                                                                      -------------
  PROCESS INDUSTRIES 1.5%
  Praxair Inc. ......................................................................................         3,100         170,965
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 33

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                                  SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  PRODUCER MANUFACTURING 15.6%
  3M Co. ............................................................................................         4,500   $     340,605
  General Electric Co. ..............................................................................        10,300         358,234
  Illinois Tool Works Inc. ..........................................................................         3,700         356,347
  Johnson Controls Inc. .............................................................................         1,400         106,302
  Masco Corp. .......................................................................................         8,700         282,663
  United Technologies Corp. .........................................................................         6,100         353,617
                                                                                                                      -------------
                                                                                                                          1,797,768
                                                                                                                      -------------
  TECHNOLOGY SERVICES 6.3%
  International Business Machines Corp. .............................................................         4,500         371,115
  Microsoft Corp. ...................................................................................        13,000         353,730
                                                                                                                      -------------
                                                                                                                            724,845
                                                                                                                      -------------
  TOTAL COMMON STOCKS (COST $9,324,126) .............................................................                     9,684,915
                                                                                                                      -------------
  SHORT TERM INVESTMENTS (COST $1,930,046) 16.8%
  MONEY MARKET FUND 16.8%
a Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% ..............................     1,930,046       1,930,046
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $11,254,172) 100.9% .......................................................                    11,614,961
  OTHER ASSETS, LESS LIABILITIES (0.9)% .............................................................                       (98,947)
                                                                                                                      -------------
  NET ASSETS 100.0% .................................................................................                 $  11,516,014
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 119.

a The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


34 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MONEY MARKET FUND                                                     COUNTRY       PRINCIPAL AMOUNT d        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT 3.1%
  Barclays Bank PLC, New York Branch, 4.97%, 2/09/07 ...................      United States       $    500,000      $       500,042
  Calyon North America Inc., New York Branch, 5.06%, 3/02/07 ...........      United States            500,000              500,000
  Dexia Credit Local, New York Branch, 4.875%, 2/01/07 .................      United States            400,000              400,000
                                                                                                                    ---------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $1,400,042) ......................                                                  1,400,042
                                                                                                                    ---------------

  COMMERCIAL PAPER 41.6%
a ANZ (Delaware) Inc., 4/03/06 - 5/03/06 ...............................      United States            958,000              956,569
a Barclays U.S. Funding Corp., 4/11/06 - 4/18/06 .......................      United States            450,000              449,247
a Canadian Wheat Board, 6/14/06 ........................................      United States            250,000              247,508
a Commonwealth Bank of Australia, 4/07/06 - 6/05/06 ....................      United States            857,000              853,149
a General Electric Capital Corp., 4/03/06 - 6/12/06 ....................      United States            844,000              839,429
a Goldman Sachs Group Inc., 4/03/06 - 4/05/06 ..........................      United States          2,000,000            1,999,235
a HBOS Treasury Services, 4/03/06 - 6/01/06 ............................     United Kingdom          2,185,000            2,175,001
a Merrill Lynch & Co. Inc., 4/04/06 - 4/05/06 ..........................      United States          2,000,000            1,999,092
a Morgan Stanley Group Inc., 4/03/06 ...................................      United States          2,000,000            1,999,470
a Shell International Finance BV, 4/04/06 - 5/22/06 ....................       Netherlands           1,425,000            1,420,762
a Siemens Capital Corp., 4/07/06 .......................................      United States            250,000              249,813
a Societe Generale North America Inc., 4/04/06 - 5/23/06 ...............      United States          1,300,000            1,297,037
a Svenska Handelsbanken Inc., 4/05/06 - 5/30/06 ........................      United States            700,000              697,836
a Toyota Motor Credit Corp., 4/03/06 - 5/16/06 .........................      United States          1,250,000            1,247,081
a UBS AG Finance Delaware Inc., 4/10/06 - 5/22/06 ......................      United States          2,167,000            2,161,245
                                                                                                                    ---------------
  TOTAL COMMERCIAL PAPER (COST $18,592,474) ............................                                                 18,592,474
                                                                                                                    ---------------

  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
    (COST $19,992,516) .................................................                                                 19,992,516
                                                                                                                    ---------------

  REPURCHASE AGREEMENTS 55.3%
b ABN AMRO Bank, 4.77%, 4/03/06, (Maturity Value $12,364,913)
    Collateralized by U.S. Government Agency Securities, zero cpn.,
      5/10/06 ..........................................................      United States         12,360,000           12,360,000
b Warburg Dillon Read, 4.75%, 4/03/06 (Maturity Value $12,359,891)
    Collateralized by U.S. Government Agency Securities, 4.15%,
      7/13/07 ..........................................................      United States         12,355,000           12,355,000
                                                                                                                    ---------------
  TOTAL REPURCHASE AGREEMENTS (COST $24,715,000) .......................                                                 24,715,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $44,707,516) 100.0% ..........................                                                 44,707,516
  OTHER ASSETS, LESS LIABILITIES 0.0% c ................................                                                      5,619
                                                                                                                    ---------------
  NET ASSETS 100.0% ....................................................                                            $    44,713,135
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 119.

a The security is traded on a discount basis with no stated coupon rate.

b At March 31, 2006, all repurchase agreements had been entered into on that date.

c Rounds to less than 0.1% of net assets.

d The principal amount is stated in U.S. dollars unless otherwise indicated.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 35

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL ESTATE FUND                                                      COUNTRY              SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 89.5%
  EQUITY REIT - APARTMENTS 3.6%
  Boardwalk REIT .......................................................         Canada             1,503,500       $    29,367,970
  Education Realty Trust Inc. ..........................................      United States           425,400             6,508,620
  GMH Communities Trust ................................................      United States         1,937,500            22,552,500
                                                                                                                    ---------------
                                                                                                                         58,429,090
                                                                                                                    ---------------
  EQUITY REIT - DIVERSIFIED PROPERTY 5.4%
  Ashford Hospitality Trust ............................................      United States         1,158,000            14,359,200
  Lexington Corporate Properties Trust .................................      United States           349,600             7,289,160
  Liberty Property Trust ...............................................      United States           445,100            20,990,916
  Vornado Realty Trust .................................................      United States           465,200            44,659,200
                                                                                                                    ---------------
                                                                                                                         87,298,476
                                                                                                                    ---------------
  EQUITY REIT - HEALTH CARE 2.4%
  Health Care Property Investors Inc. ..................................      United States           162,500             4,615,000
  Medical Properties Trust Inc. ........................................      United States           529,900             5,722,920
  Ventas Inc. ..........................................................      United States           841,688            27,927,208
                                                                                                                    ---------------
                                                                                                                         38,265,128
                                                                                                                    ---------------
  EQUITY REIT - HOTELS 3.8%
  Eagle Hospitality Properties Trust Inc. ..............................      United States           748,500             7,544,880
  Host Marriott Corp. ..................................................      United States         1,386,900            29,679,660
  LaSalle Hotel Properties .............................................      United States           381,300            15,633,300
  Sunstone Hotel Investors Inc. ........................................      United States           311,700             9,029,949
                                                                                                                    ---------------
                                                                                                                         61,887,789
                                                                                                                    ---------------
  EQUITY REIT - INDUSTRIAL 6.1%
  First Potomac Realty Trust ...........................................      United States           528,900            14,941,425
  ProLogis .............................................................      United States           949,747            50,811,465
  PS Business Parks Inc. ...............................................      United States           613,800            34,323,696
                                                                                                                    ---------------
                                                                                                                        100,076,586
                                                                                                                    ---------------
  EQUITY REIT - OFFICE 6.7%
  BioMed Realty Trust Inc. .............................................      United States           699,900            20,745,036
  Brandywine Realty Trust ..............................................      United States           608,900            19,338,664
  Corporate Office Properties Trust ....................................      United States           661,300            30,247,862
  Cousins Properties Inc. ..............................................      United States           144,600             4,833,978
  Digital Realty Trust Inc. ............................................      United States           875,400            24,660,018
  Parkway Properties Inc. ..............................................      United States           222,000             9,696,960
                                                                                                                    ---------------
                                                                                                                        109,522,518
                                                                                                                    ---------------
  EQUITY REIT - OTHER 5.8%
  Capital Trust Inc., A ................................................      United States           329,000            10,238,480
  Entertainment Properties Trust .......................................      United States           358,900            15,066,622
  HomeBanc Corp. .......................................................      United States           390,600             3,433,374
  iStar Financial Inc. .................................................      United States         1,105,600            42,322,368
  MortgageIT Holdings Inc. .............................................      United States         1,397,400            15,133,842
  Redwood Trust Inc. ...................................................      United States           192,900             8,356,428
                                                                                                                    ---------------
                                                                                                                         94,551,114
                                                                                                                    ---------------


36 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL ESTATE FUND                                                      COUNTRY              SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  EQUITY REIT - RETAIL 16.7%
  CBL & Associates Properties Inc. .....................................      United States           185,400       $     7,870,230
a Cedar Shopping Centers Inc. ..........................................      United States         1,756,900            27,829,296
  Federal Realty Investment Trust ......................................      United States            87,500             6,580,000
  General Growth Properties Inc. .......................................      United States           459,600            22,460,652
  Glimcher Realty Trust ................................................      United States           286,900             8,147,960
  Kimco Realty Corp. ...................................................      United States           604,100            24,550,624
  Kite Realty Group Trust ..............................................      United States         1,385,600            22,100,320
  The Macerich Co. .....................................................      United States           894,100            66,118,695
  The Mills Corp. ......................................................      United States           377,000            10,556,000
  Pennsylvania REIT ....................................................      United States           187,500             8,250,000
  Ramco-Gershenson Properties Trust ....................................      United States           211,800             6,411,186
  Regency Centers Corp. ................................................      United States           304,400            20,452,636
  Simon Property Group Inc. ............................................      United States           387,445            32,599,622
  Tanger Factory Outlet Centers Inc. ...................................      United States           213,600             7,349,976
                                                                                                                    ---------------
                                                                                                                        271,277,197
                                                                                                                    ---------------
  EQUITY REIT - STORAGE 4.4%
  Extra Space Storage Inc. .............................................      United States         1,200,000            20,628,000
  Public Storage Inc. ..................................................      United States           281,200            22,841,876
  U-Store-It Trust .....................................................      United States         1,412,300            28,457,845
                                                                                                                    ---------------
                                                                                                                         71,927,721
                                                                                                                    ---------------
  FINANCE 7.0%
  Affordable Residential Communities ...................................      United States         1,360,500            14,285,250
  Brookfield Asset Management Inc., A ..................................         Canada               461,000            25,382,366
  CharterMac LP ........................................................      United States           843,000            17,112,900
  Doral Financial Corp. ................................................       Puerto Rico          1,053,300            12,165,615
  Eurocastle Investment Ltd. ...........................................     Guernsey Islands         148,030             5,945,557
  Newcastle Investment Corp. ...........................................      United States         1,032,600            24,699,792
b Taberna Realty Finance Trust, 144A ...................................      United States         1,109,200            14,696,900
                                                                                                                    ---------------
                                                                                                                        114,288,380
                                                                                                                    ---------------
  HOMEBUILDING 18.4%
  Centex Corp. .........................................................      United States            54,800             3,397,052
  D.R. Horton Inc. .....................................................      United States           869,100            28,871,502
c Hovnanian Enterprises Inc., A ........................................      United States           810,600            35,609,658
  KB Home ..............................................................      United States           430,900            27,999,882
  Lennar Corp., A ......................................................      United States           483,300            29,181,654
  M.D.C. Holdings Inc. .................................................      United States         1,279,000            82,252,490
c Meritage Homes Corp. .................................................      United States           714,900            39,290,904
c NVR Inc. .............................................................      United States            14,320            10,581,764
  The Ryland Group Inc. ................................................      United States           156,500            10,861,100
  Standard Pacific Corp. ...............................................      United States           357,700            12,025,874
c Toll Brothers Inc. ...................................................      United States           554,600            19,205,798
                                                                                                                    ---------------
                                                                                                                        299,277,678
                                                                                                                    ---------------
  HOTELS & TRAVEL 0.5%
  Starwood Hotels & Resorts Worldwide Inc. .............................      United States           130,700             8,852,311
                                                                                                                    ---------------

                                        Quarterly Statements of Investments | 37

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL ESTATE FUND                                                    COUNTRY              SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    REAL ESTATE DEVELOPMENT 7.0%
    Brookfield Properties Corp. ...........................................      Canada               353,340       $    12,066,561
    Forest City Enterprises Inc., A .......................................   United States         1,267,400            59,757,910
  c Killam Properties .....................................................      Canada                93,800               238,566
b,c Killam Properties Inc., 144A ..........................................      Canada             2,258,500             5,744,162
    The St. Joe Co. .......................................................   United States           574,800            36,120,432
                                                                                                                    ---------------
                                                                                                                        113,927,631
                                                                                                                    ---------------

    REAL ESTATE INVESTMENT TRUSTS 1.7%
    Strategic Hotels & Resorts Inc. .......................................   United States         1,158,100            26,960,568
                                                                                                                    ---------------
    TOTAL COMMON STOCKS (COST $1,079,150,380) .............................                                           1,456,542,187
                                                                                                                    ---------------
                                                                                                ----------------
                                                                                                PRINCIPAL AMOUNT
                                                                                                ----------------
    SHORT TERM INVESTMENT (COST $159,395,170) 9.8%
    REPURCHASE AGREEMENT 9.8%
  d Joint Repurchase Agreement, 4.683%, 4/03/06 ...........................   United States      $ 159,395,170          159,395,170
     (Maturity Value $159,457,374)
        ABN AMRO Bank, N.V., New York Branch (Maturity Value $13,281,205)
        Banc of America Securities LLC (Maturity Value $13,281,205)
        Barclays Capital Inc. (Maturity Value $13,281,205)
        Bear, Stearns & Co. Inc. (Maturity Value $13,281,205)
        BNP Paribas Securities Corp. (Maturity Value $15,323,854)
        Deutsche Bank Securities Inc. (Maturity Value $3,406,010)
        Dresdner Kleinwort Wasserstein Securities LLC
         (Maturity Value $9,875,195)
        Goldman, Sachs & Co. (Maturity Value $13,281,205)
        Greenwich Capital Markets Inc. (Maturity Value $13,281,205)
        Lehman Brothers Inc. (Maturity Value $9,278,825)
        Merrill Lynch Government Securities Inc. (Maturity Value $13,281,205)
        Morgan Stanley & Co. Inc. (Maturity Value $15,323,852)
        UBS Securities LLC (Maturity Value $13,281,203)
         Collateralized by U.S. Government Agency Securities, 1.75 - 7.125%,
          5/02/06 - 2/01/11; e U.S. Government Agency Discount Notes,
          4/07/06 - 5/02/06; e U.S. Treasury Bills, 6/22/06; and
          U.S. Treasury Notes, 2.50 - 6.125%, 10/31/06 - 8/15/09
                                                                                                                    ---------------
    TOTAL INVESTMENTS (COST $1,238,545,550) 99.3% .........................                                           1,615,937,357
    OTHER ASSETS, LESS LIABILITIES 0.7% ...................................                                              11,538,690
                                                                                                                    ---------------
    NET ASSETS 100.0% .....................................................                                         $ 1,627,476,047
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 119.

a See Note 6 regarding holdings of 5% voting securities.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2006, the aggregate value of these securities was $20,441,062, representing 1.26% of net assets.

c Non-income producing.

d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2006, all repurchase agreements had been entered into on that date.

e The security is traded on a discount basis with no stated coupon rate.


38 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                             SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 97.8%
  COMMERCIAL SERVICES 1.0%
  ABM Industries Inc. ..........................................................................        969,400      $   18,583,398
                                                                                                                     --------------
  CONSUMER DURABLES 2.7%
  Leggett & Platt Inc. .........................................................................      1,837,700          44,784,749
a Russ Berrie and Co. Inc. .....................................................................        362,400           5,508,480
                                                                                                                     --------------
                                                                                                                         50,293,229
                                                                                                                     --------------
  CONSUMER NON-DURABLES 9.3%
  Alberto-Culver Co. ...........................................................................      1,232,450          54,511,263
  Cintas Corp. .................................................................................        195,200           8,319,424
  Lancaster Colony Corp. .......................................................................        105,799           4,443,558
  McCormick & Co. Inc. .........................................................................      1,438,895          48,720,985
  Procter & Gamble Co. .........................................................................        975,400          56,202,548
  Superior Uniform Group Inc. ..................................................................        237,100           2,610,471
                                                                                                                     --------------
                                                                                                                        174,808,249
                                                                                                                     --------------
  ELECTRONIC TECHNOLOGY 0.1%
  Cohu Inc. ....................................................................................         50,300           1,067,366
                                                                                                                     --------------
  FINANCE 32.6%
  AFLAC Inc. ...................................................................................      1,165,000          52,576,450
  American International Group Inc. ............................................................      1,134,055          74,949,695
  Arthur J. Gallagher & Co. ....................................................................        627,500          17,450,775
  Erie Indemnity Co., A ........................................................................      1,131,588          59,566,792
  Fannie Mae ...................................................................................        607,500          31,225,500
  Freddie Mac ..................................................................................      1,160,100          70,766,100
  Mercantile Bankshares Corp. ..................................................................        330,787          12,718,760
  Mercury General Corp. ........................................................................        154,200           8,465,580
  Old Republic International Corp. .............................................................      2,733,187          59,638,140
  Peoples Bancorp Inc. .........................................................................        159,979           4,799,370
  RLI Corp. ....................................................................................        289,512          16,589,038
  State Street Corp. ...........................................................................      1,101,400          66,557,602
  SunTrust Banks Inc. ..........................................................................        442,104          32,167,487
  Trustco Bank Corp. NY ........................................................................        328,588           3,998,916
  U.S. Bancorp .................................................................................      1,842,549          56,197,745
  Washington Mutual Inc. .......................................................................        960,200          40,923,724
                                                                                                                     --------------
                                                                                                                        608,591,674
                                                                                                                     --------------
  HEALTH TECHNOLOGY 11.2%
  Becton, Dickinson and Co. ....................................................................        510,200          31,418,116
  Hillenbrand Industries Inc. ..................................................................      1,174,800          64,602,252
  Pfizer Inc. ..................................................................................      2,944,300          73,371,956
  West Pharmaceutical Services Inc. ............................................................      1,125,600          39,080,832
                                                                                                                     --------------
                                                                                                                        208,473,156
                                                                                                                     --------------
  NON-ENERGY MINERALS 2.4%
  Nucor Corp. ..................................................................................        438,600          45,960,894
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 39

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  PROCESS INDUSTRIES 5.8%
  Bemis Co. Inc. ...............................................................................        881,200      $   27,828,296
  Donaldson Co. Inc. ...........................................................................        289,800           9,792,342
  Praxair Inc. .................................................................................      1,271,600          70,128,740
                                                                                                                     --------------
                                                                                                                        107,749,378
                                                                                                                     --------------
  PRODUCER MANUFACTURING 26.8%
  Brady Corp., A ...............................................................................        847,879          31,761,548
  Carlisle Cos. Inc. ...........................................................................      1,064,200          87,051,560
  Dover Corp. ..................................................................................      1,365,700          66,318,392
  General Electric Co. .........................................................................      2,233,600          77,684,608
  Graco Inc. ...................................................................................        356,112          16,178,168
  Nordson Corp. ................................................................................        141,800           7,070,148
  Roper Industries Inc. ........................................................................      1,870,000          90,938,100
  Superior Industries International Inc. .......................................................        205,398           3,976,505
  Teleflex Inc. ................................................................................        617,000          44,195,710
  United Technologies Corp. ....................................................................      1,287,800          74,653,766
                                                                                                                     --------------
                                                                                                                        499,828,505
                                                                                                                     --------------
  RETAIL TRADE 4.3%
  Family Dollar Stores Inc. ....................................................................      2,997,900          79,744,140
                                                                                                                     --------------
  TECHNOLOGY SERVICES 1.6%
  Reynolds and Reynolds Co., A .................................................................      1,054,700          29,953,480
                                                                                                                     --------------
  TOTAL COMMON STOCKS (COST $1,417,528,176) ....................................................                      1,825,053,469
                                                                                                                     --------------
  SHORT TERM INVESTMENT (COST $45,042,105) 2.4%
  MONEY MARKET FUND 2.4%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% .........................     45,042,105          45,042,105
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $1,462,570,281) 100.2% ...............................................                      1,870,095,574
  OTHER ASSETS, LESS LIABILITIES (0.2)% ........................................................                         (4,196,231)
                                                                                                                     --------------
  NET ASSETS 100.0% ............................................................................                     $1,865,899,343
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 119.

a Non-income producing.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


40 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE SECURITIES FUND                                          COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 86.4%
  COMMON STOCKS 86.3%
  COMMERCIAL SERVICES 0.4%
  ABM Industries Inc. ........................................................   United States        295,400        $    5,662,818
                                                                                                                     --------------
  CONSUMER DURABLES 10.4%
  Bassett Furniture Industries Inc. ..........................................   United States        190,000             3,790,500
  Briggs & Stratton Corp. ....................................................   United States        491,000            17,366,670
  D.R. Horton Inc. ...........................................................   United States         28,500               946,770
  Ethan Allen Interiors Inc. .................................................   United States        345,000            14,496,900
  Hooker Furniture Corp. .....................................................   United States        383,671             7,251,382
a La-Z-Boy Inc. ..............................................................   United States        765,000            13,005,000
  M/I Homes Inc. .............................................................   United States        411,700            19,349,900
  Monaco Coach Corp. .........................................................   United States        869,500            11,651,300
b Russ Berrie and Co. Inc. ...................................................   United States        518,550             7,881,960
  Thor Industries Inc. .......................................................   United States        595,900            31,797,224
  Winnebago Industries Inc. ..................................................   United States        411,000            12,469,740
                                                                                                                     --------------
                                                                                                                        140,007,346
                                                                                                                     --------------
  CONSUMER NON-DURABLES 3.8%
b Alliance One International Inc. ............................................   United States        145,500               707,130
  Brown Shoe Co. Inc. ........................................................   United States        380,000            19,942,400
  Lancaster Colony Corp. .....................................................   United States         60,000             2,520,000
b NBTY Inc. ..................................................................   United States        620,200            13,966,904
  Russell Corp. ..............................................................   United States        375,000             5,175,000
b Timberland Co., A ..........................................................   United States        241,500             8,266,545
b The Warnaco Group Inc. .....................................................   United States         20,575               493,800
                                                                                                                     --------------
                                                                                                                         51,071,779
                                                                                                                     --------------
  CONSUMER SERVICES 1.5%
b Aztar Corp. ................................................................   United States        197,800             8,305,622
  Bob Evans Farms Inc. .......................................................   United States         62,000             1,842,020
  Intrawest Corp. ............................................................      Canada            285,000             9,744,150
                                                                                                                     --------------
                                                                                                                         19,891,792
                                                                                                                     --------------
  ELECTRONIC TECHNOLOGY 1.9%
b Avocent Corp. ..............................................................   United States        352,000            11,172,480
  Cohu Inc. ..................................................................   United States        510,000            10,822,200
  Diebold Inc. ...............................................................   United States         70,000             2,877,000
                                                                                                                     --------------
                                                                                                                         24,871,680
                                                                                                                     --------------
  ENERGY MINERALS 4.0%
  Arch Coal Inc. .............................................................   United States        188,700            14,329,878
  CONSOL Energy Inc. .........................................................   United States        214,900            15,936,984
  Peabody Energy Corp. .......................................................   United States        450,000            22,684,500
                                                                                                                     --------------
                                                                                                                         52,951,362
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 41

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE SECURITIES FUND                                          COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  FINANCE 8.3%
  American National Insurance Co. ............................................   United States         62,100        $    6,960,168
  Arthur J. Gallagher & Co. ..................................................   United States        255,000             7,091,550
  Aspen Insurance Holdings Ltd. ..............................................   United States        845,000            20,837,700
  Chemical Financial Corp. ...................................................   United States          2,415                78,029
b Dollar Thrifty Automotive Group Inc. .......................................   United States        210,000             9,534,000
  First Indiana Corp. ........................................................   United States        126,250             3,522,375
  Harleysville Group Inc. ....................................................   United States         19,500               578,955
  IPC Holdings Ltd. ..........................................................   United States        618,600            17,351,730
  Montpelier Re Holdings Ltd. ................................................      Bermuda           892,200            14,542,860
  Peoples Bancorp Inc. .......................................................   United States        239,200             7,176,000
  The PMI Group Inc. .........................................................   United States         65,000             2,984,800
  Presidential Life Corp. ....................................................   United States         70,000             1,778,700
  Protective Life Corp. ......................................................   United States         78,100             3,884,694
  RLI Corp. ..................................................................   United States        170,000             9,741,000
  StanCorp Financial Group Inc. ..............................................   United States         90,000             4,869,900
                                                                                                                     --------------
                                                                                                                        110,932,461
                                                                                                                     --------------
  HEALTH SERVICES 0.6%
  Pharmaceutical Product Development Inc. ....................................   United States        250,000             8,652,500
                                                                                                                     --------------
  HEALTH TECHNOLOGY 1.8%
b Adams Respiratory Therapeutics Inc. ........................................   United States         16,400               652,228
  STERIS Corp. ...............................................................   United States        544,400            13,435,792
  West Pharmaceutical Services Inc. ..........................................   United States        303,900            10,551,408
                                                                                                                     --------------
                                                                                                                         24,639,428
                                                                                                                     --------------
  INDUSTRIAL SERVICES 4.7%
b Atwood Oceanics Inc. .......................................................   United States         66,000             6,666,660
b Bristow Group Inc. .........................................................   United States        146,900             4,539,210
b EMCOR Group Inc. ...........................................................   United States        200,000             9,932,000
b Global Industries Ltd. .....................................................   United States        440,500             6,382,845
b Lone Star Technologies Inc. ................................................   United States        259,700            14,389,977
b Oil States International Inc. ..............................................   United States        240,358             8,857,192
  Rowan Cos. Inc. ............................................................   United States        269,100            11,829,636
                                                                                                                     --------------
                                                                                                                         62,597,520
                                                                                                                     --------------
  NON-ENERGY MINERALS 4.9%
  Reliance Steel & Aluminum Co. ..............................................   United States        300,700            28,241,744
  Steel Dynamics Inc. ........................................................   United States        517,700            29,369,121
  United States Steel Corp. ..................................................   United States        130,000             7,888,400
                                                                                                                     --------------
                                                                                                                         65,499,265
                                                                                                                     --------------
  PROCESS INDUSTRIES 9.5%
  Airgas Inc. ................................................................   United States        423,000            16,535,070
  AptarGroup Inc. ............................................................   United States        170,000             9,392,500
  Bowater Inc. ...............................................................   United States        220,800             6,531,264


42 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE SECURITIES FUND                                          COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  PROCESS INDUSTRIES (CONTINUED)
  Bunge Ltd. .................................................................   United States        195,000        $   10,863,450
  Cabot Corp. ................................................................   United States        419,300            14,252,007
  Glatfelter .................................................................   United States        662,000            12,134,460
b Mercer International Inc. ..................................................      Germany           750,000             6,982,500
  Mine Safety Appliances Co. .................................................   United States        462,200            19,412,400
  RPM International Inc. .....................................................   United States        873,100            15,663,414
  Westlake Chemical Corp. ....................................................   United States        433,400            14,973,970
                                                                                                                     --------------
                                                                                                                        126,741,035
                                                                                                                     --------------
  PRODUCER MANUFACTURING 17.7%
  A.O. Smith Corp. ...........................................................   United States        145,900             7,703,520
  American Woodmark Corp. ....................................................   United States        404,426            14,357,123
  Apogee Enterprises Inc. ....................................................   United States        533,600             9,007,168
  Baldor Electric Co. ........................................................   United States            700                23,709
  Carlisle Cos. Inc. .........................................................   United States        143,200            11,713,760
  CIRCOR International Inc. ..................................................   United States        320,000             9,344,000
  CNH Global NV ..............................................................    Netherlands         160,000             4,124,800
b Genlyte Group Inc. .........................................................   United States        100,000             6,814,000
  Gibraltar Industries Inc. ..................................................   United States        577,100            17,001,366
  Graco Inc. .................................................................   United States        515,700            23,428,251
  JLG Industries Inc. ........................................................   United States        176,000             5,419,040
  Kennametal Inc. ............................................................   United States        315,000            19,259,100
b Mettler-Toledo International Inc. ..........................................    Switzerland         210,000            12,671,400
  Mueller Industries Inc. ....................................................   United States        645,000            23,020,050
  Nordson Corp. ..............................................................   United States         90,900             4,532,274
b Powell Industries Inc. .....................................................   United States         87,700             1,910,106
  Roper Industries Inc. ......................................................   United States        271,000            13,178,730
  Superior Industries International Inc. .....................................   United States        585,400            11,333,344
  Teleflex Inc. ..............................................................   United States        175,000            12,535,250
  Timken Co. .................................................................   United States         44,800             1,445,696
  Wabash National Corp. ......................................................   United States        950,200            18,766,450
  Watts Water Technologies Inc., A ...........................................   United States        264,100             9,597,394
                                                                                                                     --------------
                                                                                                                        237,186,531
                                                                                                                     --------------
  REAL ESTATE INVESTMENT TRUSTS 0.6%
  Arbor Realty Trust Inc. ....................................................   United States        315,200             8,507,248
                                                                                                                     --------------
  RETAIL TRADE 9.4%
  American Eagle Outfitters Inc. .............................................   United States         75,000             2,239,500
  Casey's General Stores Inc. ................................................   United States        568,400            12,999,308
  Christopher & Banks Corp. ..................................................   United States        585,000            13,577,850
  Dillard's Inc., A ..........................................................   United States        282,000             7,343,280
b Gymboree Corp. .............................................................   United States        655,000            17,056,200
b Hot Topic Inc. .............................................................   United States        829,400            12,026,300
  The Men's Wearhouse Inc. ...................................................   United States        299,300            10,756,842


                                        Quarterly Statements of Investments | 43

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE SECURITIES FUND                                          COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  RETAIL TRADE (CONTINUED)
  Pier 1 Imports Inc. ........................................................   United States        767,000        $    8,904,870
  Regis Corp. ................................................................   United States        578,000            19,929,440
  Tuesday Morning Corp. ......................................................   United States        303,800             7,014,742
b West Marine Inc. ...........................................................   United States        852,000            12,788,520
b Zale Corp. .................................................................   United States         58,000             1,625,740
                                                                                                                     --------------
                                                                                                                        126,262,592
                                                                                                                     --------------
  TECHNOLOGY SERVICES 0.9%
  Reynolds and Reynolds Co., A ...............................................   United States        413,000            11,729,200
                                                                                                                     --------------
  TRANSPORTATION 5.0%
b Genesee & Wyoming Inc. .....................................................   United States        472,050            14,482,494
b Kansas City Southern .......................................................   United States        360,000             8,892,000
  OMI Corp. ..................................................................   United States        388,300             6,997,166
  Overseas Shipholding Group Inc. ............................................   United States        198,000             9,490,140
  SkyWest Inc. ...............................................................   United States        440,000            12,878,800
  Teekay Shipping Corp. ......................................................      Bahamas           230,000             8,526,100
  Tidewater Inc. .............................................................   United States        105,000             5,799,150
                                                                                                                     --------------
                                                                                                                         67,065,850
                                                                                                                     --------------
  UTILITIES 0.9%
  Atmos Energy Corp. .........................................................   United States        167,900             4,420,807
b Sierra Pacific Resources ...................................................   United States        586,500             8,099,565
                                                                                                                     --------------
                                                                                                                         12,520,372
                                                                                                                     --------------
  TOTAL COMMON STOCKS (COST $826,052,782) ....................................                                        1,156,790,779
                                                                                                                     --------------

                                                                                                 ----------------
                                                                                                 PRINCIPAL AMOUNT
                                                                                                 ----------------
  BOND (COST $1,658,499) 0.1%
  PRODUCER MANUFACTURING 0.1%
  Mueller Industries Inc., 6.00%, 11/01/14 ...................................   United States   $      1,681,000         1,588,545
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $827,711,281) ............................                                        1,158,379,324
                                                                                                                     --------------

                                                                                                 ----------------
                                                                                                      SHARES
                                                                                                 ----------------
  SHORT TERM INVESTMENTS 13.0%
  MONEY MARKET FUND (COST $161,559,566) 12.0%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% .......   United States      161,559,566         161,559,566
                                                                                                                     --------------


44 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
d,e INVESTMENTS FROM CASH COLLATERAL RECEIVED FROM LOANED SECURITIES 1.0%
    REPURCHASE AGREEMENTS 1.0%
    Banc of America Securities LLC, 4.85%, 4/03/06 (Maturity Value $2,000,808)
      Collateralized by U.S. Government Agency Securities, 5.00% - 5.50%,
        2/01/34 - 3/01/36) ...................................................   United States   $       2,000,000   $    2,000,000
    Citigroup Global Markets Inc., 4.82%, 4/03/06 (Maturity Value $2,384,958)
      Collateralized by U.S. Government Agency Securities, 0.88% - 11.25%,
        4/10/06 - 8/06/38; f U.S. Government Agency Discount Notes,
        4/03/06 - 5/15/30 ....................................................   United States           2,384,000        2,384,000
    Deutsche Bank Securities Inc., 4.87%, 4/03/06 (Maturity Value $2,621,063)
      Collateralized by U.S. Government Agency Securities, 2.25% - 10.00%,
        4/30/06 - 5/15/47; f U.S. Government Agency Discount Notes, 4/06/06 ..   United States           2,620,000        2,620,000
    Goldman, Sachs & Co., 4.79%, 4/03/06 (Maturity Value $2,527,008)
      Collateralized by U.S. Government Agency Securities, 5.67%, 2/22/16 ....   United States           2,526,000        2,526,000
    JP Morgan Securities Corp., 4.85%, 4/03/06 (Maturity Value $1,858,751)
      Collateralized by U.S. Government Agency Securities, 5.67%, 2/22/16 ....   United States           1,858,000        1,858,000
    Merrill Lynch Government Securities Inc., 4.85%, 4/03/06
      (Maturity Value $2,000,808)
      Collateralized by U.S. Government Agency Securities, 1.88% - 7.53%,
          4/13/06 - 8/06/38; f U.S. Government Agency Discount Notes,
          4/11/06 - 9/08/28 ..................................................   United States           2,000,000        2,000,000
                                                                                                                     --------------
    TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FROM LOANED SECURITIES
      (COST $13,388,000) .....................................................                                           13,388,000
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS (COST $174,947,566) .........................                                          174,947,566
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $1,002,658,847) 99.4% ............................                                        1,333,326,890
    OTHER ASSETS, LESS LIABILITIES 0.6% ......................................                                            7,378,519
                                                                                                                     --------------
    NET ASSETS 100.0% ........................................................                                       $1,340,705,409
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 119.

a A portion or all of the security is on loan as of March 31, 2006.

b Non-income producing.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d Investment from cash collateral received for loaned securities.

e At March 31, 2006, all repurchase agreements had been entered into on that date.

f The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 45

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                               SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 94.4%
  COMMERCIAL SERVICES 3.1%
  CDI Corp. ..............................................................................................   355,500   $ 10,227,735
a Getty Images Inc. ......................................................................................    91,700      6,866,496
a Laureate Education Inc. ................................................................................   238,300     12,720,454
  Robert Half International Inc. .........................................................................   357,400     13,799,214
                                                                                                                       ------------
                                                                                                                         43,613,899
                                                                                                                       ------------
  COMMUNICATIONS 2.2%
a NII Holdings Inc. ......................................................................................   447,200     26,371,384
a SBA Communications Corp. ...............................................................................   217,100      5,082,311
                                                                                                                       ------------
                                                                                                                         31,453,695
                                                                                                                       ------------
  CONSUMER DURABLES 3.2%
a Activision Inc. ........................................................................................   752,900     10,382,491
  Harman International Industries Inc. ...................................................................   155,900     17,325,167
a NVR Inc. ...............................................................................................    12,300      9,089,085
  Ryland Group Inc. ......................................................................................   126,000      8,744,400
                                                                                                                       ------------
                                                                                                                         45,541,143
                                                                                                                       ------------
  CONSUMER NON-DURABLES 0.4%
  Wolverine World Wide Inc. ..............................................................................   272,300      6,025,999
                                                                                                                       ------------

  CONSUMER SERVICES 4.1%
  Four Seasons Hotels Inc. (Canada) ......................................................................    98,100      4,973,670
  Hilton Hotels Corp. ....................................................................................   320,700      8,165,022
  Orient-Express Hotels Ltd., A ..........................................................................   241,400      9,470,122
a P.F. Chang's China Bistro Inc. .........................................................................   131,700      6,491,493
  Station Casinos Inc. ...................................................................................   256,100     20,326,657
a XM Satellite Radio Holdings Inc., A                                                                        413,100      9,199,737
                                                                                                                       ------------
                                                                                                                         58,626,701
                                                                                                                       ------------
  ELECTRONIC TECHNOLOGY 20.0%
a Actel Corp. ............................................................................................   591,000      9,420,540
a Coherent Inc. ..........................................................................................   110,900      3,893,699
a Electro Scientific Industries Inc. .....................................................................   671,533     14,861,025
a FLIR Systems Inc. ......................................................................................   520,500     14,787,405
a FormFactor Inc. ........................................................................................   323,200     12,708,224
  Harris Corp. ...........................................................................................   437,800     20,703,562
a Integrated Device Technology Inc. ......................................................................   747,910     11,113,943
  Intersil Corp., A ......................................................................................   750,900     21,716,028
a Lam Research Corp. .....................................................................................   310,900     13,368,700
a Logitech International SA, ADR (Switzerland) ...........................................................   338,200     13,446,832
  Microchip Technology Inc. ..............................................................................   447,700     16,251,510
a Microsemi Corp. ........................................................................................   472,400     13,751,564
a Network Appliance Inc. .................................................................................   332,000     11,961,960
a Orbital Sciences Corp. .................................................................................   671,700     10,626,294


46 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                               SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
a Silicon Laboratories Inc. ..............................................................................   361,400   $ 19,858,930
a SiRF Technology Holdings Inc. ..........................................................................   113,900      4,033,199
  Tektronix Inc. .........................................................................................   723,200     25,825,472
a Thermo Electron Corp. ..................................................................................   415,800     15,422,022
a Trimble Navigation Ltd. ................................................................................   531,350     23,937,317
a Varian Inc. ............................................................................................    94,100      3,875,038
a Varian Semiconductor Equipment Associates Inc. .........................................................   106,200      2,982,096
                                                                                                                       ------------
                                                                                                                        284,545,360
                                                                                                                       ------------
  ENERGY MINERALS 2.4%
a Alpha Natural Resources Inc. ...........................................................................   245,700      5,685,498
  Chesapeake Energy Corp. ................................................................................   225,800      7,092,378
  Murphy Oil Corp. .......................................................................................   188,300      9,381,106
a Newfield Exploration Co. ...............................................................................   113,200      4,743,080
a Southwestern Energy Co. ................................................................................   207,500      6,679,425
                                                                                                                       ------------
                                                                                                                         33,581,487
                                                                                                                       ------------
  FINANCE 9.5%
  Boston Private Financial Holdings Inc. .................................................................    65,800      2,223,382
  Brown & Brown Inc. .....................................................................................   319,800     10,617,360
  Calamos Asset Management Inc., A .......................................................................   193,600      7,240,640
  CapitalSource Inc. .....................................................................................   575,287     14,313,141
  Chicago Mercantile Exchange Holdings Inc. ..............................................................    26,300     11,769,250
  Commerce Bancorp Inc. ..................................................................................   145,500      5,332,575
  Cullen/Frost Bankers Inc. ..............................................................................   104,200      5,600,750
  Doral Financial Corp. (Puerto Rico) ....................................................................   571,000      6,595,050
a E*TRADE Financial Corp. ................................................................................   823,500     22,218,030
  East West Bancorp Inc. .................................................................................   264,000     10,177,200
  Federated Investors Inc., B ............................................................................   522,700     20,411,435
a GFI Group Inc. .........................................................................................   157,000      8,149,870
a IntercontinentalExchange Inc. ..........................................................................    30,800      2,126,740
  TD Ameritrade Holding Corp. ............................................................................   314,500      6,563,615
  UCBH Holdings Inc. .....................................................................................   145,400      2,750,968
                                                                                                                       ------------
                                                                                                                        136,090,006
                                                                                                                       ------------
  HEALTH SERVICES 8.0%
a Allscripts Healthcare Solutions Inc. ...................................................................   188,200      3,445,942
a Community Health Systems Inc. ..........................................................................   435,400     15,739,710
a Coventry Health Care Inc. ..............................................................................   325,500     17,570,490
a Express Scripts Inc. ...................................................................................   147,900     13,000,410
a LifePoint Hospitals Inc. ...............................................................................   306,200      9,522,820
  Omnicare Inc. ..........................................................................................   284,000     15,617,160
  Pharmaceutical Product Development Inc. ................................................................   396,200     13,712,482
a Sierra Health Services Inc. ............................................................................   338,600     13,781,020
a VCA Antech Inc. ........................................................................................   403,900     11,503,072
                                                                                                                       ------------
                                                                                                                        113,893,106
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 47

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                               SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HEALTH TECHNOLOGY 10.9%
a American Medical Systems Holdings Inc. .................................................................   195,000   $  4,387,500
a Angiotech Pharmaceuticals Inc. .........................................................................   514,700      7,617,560
  Biomet Inc. ............................................................................................   364,200     12,936,384
  C. R. Bard Inc. ........................................................................................   167,000     11,324,270
a Cephalon Inc. ..........................................................................................   133,200      8,025,300
a Charles River Laboratories International Inc. ..........................................................    67,000      3,284,340
a Cytyc Corp. ............................................................................................   275,300      7,757,954
a Digene Corp. ...........................................................................................   384,700     15,041,770
a Endo Pharmaceuticals Holdings Inc. .....................................................................   385,000     12,631,850
a Fisher Scientific International Inc. ...................................................................   310,600     21,136,330
a Keryx Biopharmaceuticals Inc. ..........................................................................    97,700      1,867,047
a The Medicines Co. ......................................................................................   195,000      4,011,150
a Sepracor Inc. ..........................................................................................   135,400      6,608,874
a Telik Inc. .............................................................................................   253,900      4,915,504
a Varian Medical Systems Inc. ............................................................................   245,440     13,783,910
a Waters Corp. ...........................................................................................   412,800     17,812,320
a Wright Medical Group Inc. ..............................................................................   133,400      2,634,650
                                                                                                                       ------------
                                                                                                                        155,776,713
                                                                                                                       ------------
  INDUSTRIAL SERVICES 4.1%
a Helix Energy Solutions Group Inc. ......................................................................   174,500      6,613,550
a Oil States International Inc. ..........................................................................   509,500     18,775,075
  Rowan Cos. Inc. ........................................................................................   257,700     11,328,492
a Superior Energy Services Inc. ..........................................................................   818,600     21,930,294
                                                                                                                       ------------
                                                                                                                         58,647,411
                                                                                                                       ------------
  PROCESS INDUSTRIES 2.1%
  Ashland Inc. ...........................................................................................    56,000      3,980,480
  Bunge Ltd. .............................................................................................   286,300     15,949,773
  Cabot Corp. ............................................................................................   154,100      5,237,859
a Headwaters Inc. ........................................................................................   132,400      5,268,196
                                                                                                                       ------------
                                                                                                                         30,436,308
                                                                                                                       ------------
  PRODUCER MANUFACTURING 7.5%
  BorgWarner Inc. ........................................................................................    59,300      3,560,372
a Flowserve Corp. ........................................................................................   412,500     24,065,250
  Gentex Corp. ...........................................................................................   592,400     10,343,304
  Kennametal Inc. ........................................................................................   267,200     16,336,608
a Mettler-Toledo International Inc. (Switzerland) ........................................................   175,300     10,577,602
  Oshkosh Truck Corp. ....................................................................................   326,800     20,340,032
  Pentair Inc. ...........................................................................................   185,700      7,567,275
a RTI International Metals Inc. ..........................................................................    25,400      1,393,190
a Terex Corp. ............................................................................................   166,600     13,201,384
                                                                                                                       ------------
                                                                                                                        107,385,017
                                                                                                                       ------------


48 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                           SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  RETAIL TRADE 4.9%
  Advance Auto Parts Inc. ...........................................................................     226,800   $     9,443,952
a Chico's FAS Inc. ..................................................................................     339,300        13,789,152
  Dollar General Corp. ..............................................................................     775,800        13,708,386
  Fastenal Co. ......................................................................................     145,000         6,864,300
  Ross Stores Inc. ..................................................................................     232,600         6,789,594
  Tuesday Morning Corp. .............................................................................      43,900         1,013,651
a Urban Outfitters Inc. .............................................................................     258,100         6,333,774
  Whole Foods Market Inc. ...........................................................................      79,600         5,288,624
a Zumiez Inc. .......................................................................................     105,100         6,421,610
                                                                                                                    ---------------
                                                                                                                         69,653,043
                                                                                                                    ---------------
  TECHNOLOGY SERVICES 8.5%
a Alliance Data Systems Corp. .......................................................................     252,400        11,804,748
a Amdocs Ltd. .......................................................................................     478,800        17,265,528
a CNET Networks Inc. ................................................................................     482,700         6,859,167
a Cognizant Technology Solutions Corp., A ...........................................................     422,700        25,146,423
a Entrust Inc. ......................................................................................     666,000         2,997,000
a FileNET Corp. .....................................................................................     450,000        12,159,000
a Hewitt Associates Inc. ............................................................................     209,100         6,218,634
a Hyperion Solutions Corp. ..........................................................................     304,900         9,939,740
a Marchex Inc., B ...................................................................................     330,200         7,099,300
a NAVTEQ ............................................................................................     164,200         8,316,730
a NeuStar Inc., A ...................................................................................     257,900         7,994,900
a Salesforce.com Inc. ...............................................................................     151,900         5,518,527
                                                                                                                    ---------------
                                                                                                                        121,319,697
                                                                                                                    ---------------
  TRANSPORTATION 3.5%
  C.H. Robinson Worldwide Inc. ......................................................................     350,200        17,191,318
  Expeditors International of Washington Inc. .......................................................     144,700        12,500,633
a JetBlue Airways Corp. .............................................................................     874,950         9,379,464
  Landstar System Inc. ..............................................................................     235,400        10,385,848
                                                                                                                    ---------------
                                                                                                                         49,457,263
                                                                                                                    ---------------
  TOTAL COMMON STOCKS (COST $985,265,027) ...........................................................                 1,346,046,848
                                                                                                                    ---------------
  SHORT TERM INVESTMENT (COST $76,718,558) 5.4%
  MONEY MARKET FUND 5.4%
b Franklin Institutional Fiduciary Trust Money
     Market Portfolio, 4.36% ........................................................................  76,718,558        76,718,558
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $1,061,983,585) 99.8% .....................................................                 1,422,765,406
  OTHER ASSETS, LESS LIABILITIES 0.2% ...............................................................                     2,470,954
                                                                                                                    ---------------
  NET ASSETS 100.0% .................................................................................               $ 1,425,236,360
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 119.

a Non-income producing.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 49

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                                         COUNTRY        SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.9%
  COMMON STOCKS AND WARRANTS 0.0% a
  COMMUNICATIONS 0.0% a
b XO Holdings Inc., wts., A, 1/16/10 ........................................   United States              196       $           88
b XO Holdings Inc., wts., B, 1/16/10 ........................................   United States              148                   59
b XO Holdings Inc., wts., C, 1/16/10 ........................................   United States              148                   37
                                                                                                                     --------------
  TOTAL COMMON STOCKS AND WARRANTS (COST $0)                                                                                    184
                                                                                                                     --------------
  CONVERTIBLE PREFERRED STOCKS 0.7%
  FINANCE 0.2%
  Fannie Mae, 5.375%, cvt. pfd. .............................................   United States               16            1,537,084
                                                                                                                     --------------
  HEALTH TECHNOLOGY 0.3%
  Schering-Plough Corp., 6.00%, cvt. pfd. ...................................   United States           48,000            2,437,440
                                                                                                                     --------------
  PROCESS INDUSTRIES 0.2%
  Huntsman Corp., 5.00%, cvt. pfd. ..........................................   United States           36,900            1,591,313
                                                                                                                     --------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $5,944,881) ......................                                             5,565,837
                                                                                                                     --------------

                                                                                                ------------------
                                                                                                PRINCIPAL AMOUNT e
                                                                                                ------------------
c SENIOR FLOATING RATE INTERESTS 8.9%
  COMMERCIAL SERVICES 0.0% a
d Affiliated Computer Services Inc., Term Loan B, 8.25%, 3/20/13 ............   United States          336,000              338,987
                                                                                                                     --------------
  COMMUNICATIONS 0.8%
  Alaska Communications Systems Holdings Inc.,
      2006-1 Incremental Facility Loan, 6.729%, 2/01/12 .....................   United States          180,000              180,410
      Incremental Term Loan, 6.729%, 2/01/12 ................................   United States           54,400               54,652
      Term Loan, 6.729%, 2/01/12 ............................................   United States        3,135,600            3,150,149
  Hawaiian Telecom Communications Inc.,
    f Term Loan A, 2.25 - 7.23%, 4/30/12 ....................................   United States          188,700              189,145
      Term Loan B, 7.23%, 10/31/12 ..........................................   United States        2,639,000            2,652,512
                                                                                                                     --------------
                                                                                                                          6,226,868
                                                                                                                     --------------

  CONSUMER DURABLES 1.2%
  Eastman Kodak Co., Term Loan B1, 6.61 - 7.19%, 10/18/12 ...................   United States        2,242,615            2,270,154
  Jarden Corp., Term Loan B2, 6.74 - 8.50%, 1/24/12 .........................   United States        2,435,818            2,452,528
  Sealy Mattress Co., Term Loan D, 6.50 - 6.57%, 4/13/13 ....................   United States        2,177,029            2,198,168
  Stile Acquisition Corp. (Masonite), Canadian Term Loan,
     6.63 - 6.979%, 4/05/13 .................................................      Canada            1,306,583            1,295,790
  Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
     6.206 - 6.979%, 4/05/13 ................................................   United States        1,308,808            1,297,998
                                                                                                                     --------------
                                                                                                                          9,514,638
                                                                                                                     --------------

  CONSUMER NON-DURABLES 0.3%
  Constellation Brands Inc., Term Loan B, 6.313 - 6.375%,
     12/22/11 ...............................................................   United States        2,167,517            2,191,836
                                                                                                                     --------------
  CONSUMER SERVICES 2.1%
d CSC Holdings Inc. (Cablevision), Incremental Term Loan, 8.50%,
      3/29/13 ................................................................  United States         2,500,000           2,516,675


50 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
c SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
  Hertz Corp.,
     Credit Link, 4.93%, 12/21/12 ...........................................   United States          277,778       $      281,872
     Term Loan B, 6.89 - 7.09%, 12/21/12 ....................................   United States        1,891,925            1,919,812
  Mission Broadcasting Inc., Term Loan B, 6.729%, 10/01/12 ..................   United States        1,161,712            1,164,140
  Nexstar Broadcasting Group Inc., Term Loan B, 6.729%,
     10/01/12 ...............................................................   United States        1,155,522            1,157,937
  Penn National Gaming Inc., Term Loan B, 6.26 - 6.73%,
     10/03/12 ...............................................................   United States        1,897,806            1,925,495
  R.H. Donnelley Inc.,
     Term Loan A3, 6.58 - 6.73%, 12/31/09 ...................................   United States          102,512              103,160
     Term Loan D, 6.28 - 6.73%, 6/30/11 .....................................   United States        2,776,980            2,803,528
  Regal Cinemas Inc., Term Loan B, 6.729%, 11/10/10 .........................   United States        2,260,304            2,272,080
  UPC Financing Partnership, Term Loan H2, 7.28%, 9/30/12 ...................    Netherlands         2,570,000            2,571,311
                                                                                                                     --------------
                                                                                                                         16,716,010
                                                                                                                     --------------
  ENERGY MINERALS 0.3%
  Citgo Petroleum Corp., Term Loan B, 6.219%, 11/15/12 ......................   United States        2,267,318            2,287,270
                                                                                                                     --------------
  FINANCE 1.0%
  Ameritrade Holding Corp., Term Loan B, 6.08%, 1/13/13 .....................   United States        2,150,000            2,161,374
  Fidelity National Information Services Inc., Term Loan B, 6.47%,
     3/09/13 ................................................................   United States        3,058,146            3,091,755
  Nasdaq Stock Market Inc., Term Loan B, 6.188 - 6.563%,
     12/08/11 ...............................................................   United States        2,630,408            2,651,214
                                                                                                                     --------------
                                                                                                                          7,904,343
                                                                                                                     --------------
  HEALTH SERVICES 0.7%
d Fresenius Medical Care Holdings Inc., Term Loan B, 8.25%,
     3/31/13 ................................................................   United States        2,300,000            2,308,395
  LifePoint Hospitals Inc., Term Loan B, 6.185%, 4/15/12 ....................   United States        2,731,634            2,757,912
d Quintiles Transnational Corp., Term Loan B, 8.75%, 3/31/13 ................   United States          910,000              919,555
                                                                                                                     --------------
                                                                                                                          5,985,862
                                                                                                                     --------------
  INDUSTRIAL SERVICES 0.1%
  Epco Holdings Inc., Term Loan C, 6.353 - 6.829%, 8/18/10 ..................   United States          690,030              699,518
                                                                                                                     --------------
  PROCESS INDUSTRIES 0.9%
  Brenntag Holding GM.,
     Acquisition Facility, 7.44%, 12/22/12 ..................................      Germany              67,353               68,445
     Term Loan B2, 7.44%, 12/22/13 ..........................................   United States          275,647              280,132
  Georgia-Pacific Corp.,
     Second Lien Term Loan, 7.698 - 7.92%, 12/23/13 .........................   United States          375,000              382,943
     Term Loan B, 6.88 - 6.979%, 12/20/12 ...................................   United States        1,935,150            1,940,046
  Hexion Specialty Chemicals Inc.,
     Tranche B-1, 7.50%, 5/31/12 ............................................   United States          760,342              769,192
     Tranche B-3 CL, 4.558%, 5/31/12 ........................................   United States          187,747              189,932


                                        Quarterly Statements of Investments | 51

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
c SENIOR FLOATING RATE INTERESTS (CONTINUED)
  PROCESS INDUSTRIES (CONTINUED)
d Ineos U.S. Finance LLC,
     Term Loan B2, 7.339%, 12/16/13 .........................................   United States        1,092,200       $    1,105,852
     Term Loan C2, 7.839%, 12/16/14 .........................................   United States        1,092,200            1,106,093
  ISP Chemco Inc., Term Loan, 6.50%, 2/16/13 ................................   United States          409,000              413,221
  Resolution Europe BV (Hexion), Tranche B-2, 7.50%, 5/31/12 ................    Netherlands         1,049,996            1,062,218
                                                                                                                     --------------
                                                                                                                          7,318,074
                                                                                                                     --------------
  REAL ESTATE DEVELOPMENT 0.2%
  Macerich Co., Term Loan B, 6.188%, 4/25/10 ................................   United States        1,842,000            1,850,326
                                                                                                                     --------------
  REAL ESTATE INVESTMENT TRUSTS 0.4%
  Capital Automotive REIT, Term Loan B, 6.34%, 12/10/10 .....................   United States        2,869,000            2,893,788
  Lion Gables Realty LP, Term Loan B, 6.42%, 9/30/06 ........................   United States          163,640              164,090
                                                                                                                     --------------
                                                                                                                          3,057,878
                                                                                                                     --------------
  RETAIL TRADE 0.3%
d The William Carter Co., Term Loan B, 6.418 - 6.541%, 7/14/12 ..............   United States        2,308,846            2,341,425
                                                                                                                     --------------
  TECHNOLOGY SERVICES 0.3%
  Sungard Data Systems Inc., Term Loan, 7.215%, 2/11/13 .....................   United States        2,216,253            2,243,246

  UTILITIES 0.3%
  Astoria Generating Co. Acquisitions LLC,
     L/C Term Loan, 6.87 - 6.94%, 2/23/11 ...................................   United States          102,513              103,905
     Term Loan B, 6.94%, 2/23/13 ............................................   United States          474,487              481,201
  NRG Energy Inc.,
     Credit Link, 6.979%, 2/01/13 ...........................................   United States          316,556              320,114
     Term Loan B, 6.82%, 2/01/13 ............................................   United States        1,388,443            1,404,023
                                                                                                                     --------------
                                                                                                                          2,309,243
                                                                                                                     --------------
  TOTAL SENIOR FLOATING RATE INTERESTS (COST $70,766,944)                                                                70,985,524
                                                                                                                     --------------
  BONDS 37.7%
  COMMERCIAL SERVICES 1.2%
  Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12  ...............   United States          668,000              766,530
  Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 .....................   United States        2,200,000            2,444,750
  JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
     10.67% thereafter, 5/15/13 .............................................   United States        1,000,000              870,000
  JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ................   United States        1,900,000            1,959,375
  Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 .......................   United States        2,700,000            2,781,000
g R.H. Donnelley Corp., senior note, 144A, 8.875%, 1/15/16 ..................   United States          800,000              836,000
                                                                                                                     --------------
                                                                                                                          9,657,655
                                                                                                                     --------------
  COMMUNICATIONS 3.8%
  Dobson Cellular Systems Inc., senior secured note, 9.875%,
     11/01/12 ...............................................................   United States        2,800,000            3,073,000
  Inmarsat Finance PLC, senior note,
     7.625%, 6/30/12 ........................................................   United Kingdom       1,610,000            1,658,300
     zero cpn. to 11/15/08, 10.375% thereafter, 11/15/12 ....................   United Kingdom         600,000              513,000


52| Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  COMMUNICATIONS (CONTINUED)
  Intelsat Bermuda Ltd., senior note, 8.50%, 1/15/13 ........................      Bermuda           3,300,000       $    3,374,250
  Millicom International Cellular SA, senior note, 10.00%,
     12/01/13 ...............................................................    Luxembourg          3,100,000            3,448,750
  Nextel Communications Inc., senior note, D, 7.375%, 8/01/15                   United States        2,200,000            2,308,911
  Qwest Communications International Inc., senior note, 7.50%,
     2/15/14 ................................................................   United States        3,300,000            3,415,500
  Rogers Wireless Inc., senior secured note, 7.25%, 12/15/12 ................      Canada            3,400,000            3,599,750
  Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ............   United States        1,700,000            1,831,750
  Verizon New York Inc.,
     7.375%, 4/01/32 ........................................................   United States          400,000              406,892
     senior deb., A, 6.875%, 4/01/12 ........................................   United States        3,200,000            3,291,069
g Wind Acquisition Finance SA, senior note, 144A, 10.75%,
     12/01/15 ...............................................................       Italy            2,800,000            3,038,000
                                                                                                                     --------------
                                                                                                                         29,959,172
                                                                                                                     --------------
  CONSUMER DURABLES 2.2%
  D.R. Horton Inc., senior note, 8.50%, 4/15/12 .............................   United States        2,700,000            2,877,763
  Ford Motor Credit Co., 5.625%, 10/01/08 ...................................   United States        3,300,000            3,019,526
  General Motors Acceptance Corp.,
     7.25%, 3/02/11 .........................................................   United States        2,500,000            2,371,495
     6.875%, 8/28/12 ........................................................   United States        2,000,000            1,847,338
  General Motors Corp., senior deb., 8.25%, 7/15/23                             United States        1,200,000              870,000
  KB Home, senior note,
     6.25%, 6/15/15 .........................................................   United States        1,000,000              939,106
   d 7.25%, 6/15/18 .........................................................   United States        1,200,000            1,186,610
  Simmons Bedding Co., senior sub. note, 7.875%, 1/15/14 ....................   United States        2,200,000            2,139,500
  William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ....................   United States        2,600,000            2,275,000
                                                                                                                     --------------
                                                                                                                         17,526,338
                                                                                                                     --------------
  CONSUMER NON-DURABLES 1.2%
  Smithfield Foods Inc., senior note,
     7.00%, 8/01/11 .........................................................   United States        1,900,000            1,900,000
     7.75%, 5/15/13 .........................................................   United States        1,500,000            1,552,500
  Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ...................   United States        3,300,000            2,887,500
  Tyson Foods Inc.,
     6.60%, 4/01/16 .........................................................   United States          500,000              494,746
     senior note, 8.25%, 10/01/11 ...........................................   United States        2,800,000            2,992,615
                                                                                                                     --------------
                                                                                                                          9,827,361
                                                                                                                     --------------
  CONSUMER SERVICES 8.5%
h Adelphia Communications Corp., senior note, 10.875%,
     10/01/10 ...............................................................   United States        2,200,000            1,309,000
  Advanstar Communications Inc., senior secured note, 10.75%,
     8/15/10 ................................................................   United States        1,000,000            1,092,500
  AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12 .................   United States        2,800,000            2,772,000
  Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .......................   United States        2,500,000            2,506,250
  Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 .................   United States        1,500,000            1,470,000


                                        Quarterly Statements of Investments | 53

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
  CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ......................      Canada              300,000       $      309,000
  CCH I Holdings LLC, senior note, 9.92%, 4/01/14 ...........................   United States          400,000              204,000
  CCH I LLC, senior secured note, 11.00%, 10/01/15 ..........................   United States          400,000              334,500
  CCH II LLC, senior note, 10.25%, 9/15/10 ..................................   United States        3,100,000            3,061,250
  Clear Channel Communications Inc., senior note, 5.75%, 1/15/13 ............   United States        3,300,000            3,145,365
  Comcast Corp., 5.65%, 6/15/35 .............................................   United States        3,400,000            2,973,096
  CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ...........................   United States        2,100,000            2,086,875
  DIRECTV Holdings LLC, senior note,
     8.375%, 3/15/13 ........................................................   United States        1,400,000            1,501,500
     6.375%, 6/15/15 ........................................................   United States        1,000,000              992,500
  EchoStar DBS Corp., senior note, 6.375%, 10/01/11 .........................   United States        3,400,000            3,340,500
  Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ....................   United States        2,800,000            2,716,000
  Harrah's Operating Co. Inc., senior note, 5.50%, 7/01/10 ..................   United States        3,300,000            3,269,640
g Hertz Corp., senior note, 144A, 8.875%, 1/01/14 ...........................   United States        2,100,000            2,189,250
  InterActive Corp., 7.00%, 1/15/13 .........................................   United States        2,500,000            2,564,153
  Liberty Media Corp., senior note, 5.70%, 5/15/13 ..........................   United States        3,400,000            3,178,694
g Lighthouse International Co. SA, senior note, 144A, 8.00%,
     4/30/14 ................................................................       Italy            2,600,000 EUR        3,406,111
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ....................   United States        3,000,000            2,835,000
  MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 .............................   United States        3,600,000            3,559,500
  News America Inc., 5.30%, 12/15/14 ........................................   United States        3,300,000            3,179,807
  Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ............   United States        2,700,000            2,922,750
g Quebecor Media Inc., senior note, 144A, 7.75%, 3/15/16 ....................      Canada              900,000              929,250
  Radio One Inc., senior sub. note, 6.375%, 2/15/13 .........................   United States        2,800,000            2,674,000
  Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .................   United States        3,400,000            3,579,710
  Station Casinos Inc.,
     senior note, 6.00%, 4/01/12 ............................................   United States          800,000              793,000
     senior sub. note, 6.50%, 2/01/14 .......................................   United States          700,000              695,625
     senior sub. note, 6.875%, 3/01/16 ......................................   United States        1,800,000            1,818,000
                                                                                                                     --------------
                                                                                                                         67,408,826
                                                                                                                     --------------
  ELECTRONIC TECHNOLOGY 2.3%
  Cisco Systems Inc., 5.50%, 2/22/16 ........................................   United States        3,300,000            3,256,549
  DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 ..................   United States        2,000,000            2,070,000
  Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14 .........     Singapore          2,200,000            2,167,000
  L-3 Communications Corp., senior sub. note,
     5.875%, 1/15/15 ........................................................   United States        2,900,000            2,776,750
     6.375%, 10/15/15 .......................................................   United States          400,000              396,000
  Sanmina-SCI Corp., senior sub. note,
     6.75%, 3/01/13 .........................................................   United States        2,400,000            2,298,000
     8.125%, 3/01/16 ........................................................   United States          400,000              406,000
g Solectron Global Finance Ltd., senior sub. note, 144A, 8.00%,
     3/15/16 ................................................................   United States        2,800,000            2,821,000
  Xerox Corp., senior note, 7.125%, 6/15/10 .................................   United States        2,200,000            2,288,000
                                                                                                                     --------------
                                                                                                                         18,479,299
                                                                                                                     --------------


54 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  ENERGY MINERALS 2.1%
  Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ......................   United States        3,300,000       $    3,242,250
  Kerr-McGee Corp., 6.95%, 7/01/24 ..........................................   United States        2,500,000            2,555,720
g Massey Energy Co., senior note, 144A, 6.875%, 12/15/13 ....................   United States        2,500,000            2,462,500
  Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 .....................   United States        2,200,000            2,244,000
  Plains Exploration & Production Co., senior note, 7.125%,
     6/15/14 ................................................................   United States        3,100,000            3,200,750
  Pogo Producing Co., senior sub. note, 6.875%, 10/01/17 ....................   United States        2,600,000            2,580,500
                                                                                                                     --------------
                                                                                                                         16,285,720
                                                                                                                     --------------
  FINANCE 0.8%
  JPMorgan Chase & Co., sub. note, 5.75%, 1/02/13 ...........................   United States        2,500,000            2,520,208
  KfW Bankengruppe, 8.25%, 9/20/07 ..........................................      Germany          79,000,000 ISK        1,080,253
  Lazard Group LLC, 7.125%, 5/15/15 .........................................   United States        2,500,000            2,601,567
                                                                                                                     --------------
                                                                                                                          6,202,028
                                                                                                                     --------------
  HEALTH SERVICES 2.4%
  DaVita Inc., senior sub. note, 7.25%, 3/15/15 .............................   United States        3,000,000            3,030,000
  Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ..................      Germany           3,000,000            3,075,000
  HCA Inc.,
     6.50%, 2/15/16 .........................................................   United States          600,000              587,554
     senior note, 8.75%, 9/01/10 ............................................   United States        2,200,000            2,397,259
  Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 .....................   United States        3,100,000            2,813,250
  United Surgical Partners International Inc., senior sub. note, 10.00%,
     12/15/11 ...............................................................   United States        1,600,000            1,712,000
  Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
     10/01/14 ...............................................................   United States        2,500,000            2,568,750
  WellPoint Inc., 5.25%, 1/15/16 ............................................   United States        2,800,000            2,705,240
                                                                                                                     --------------
                                                                                                                         18,889,053
                                                                                                                     --------------
  INDUSTRIAL SERVICES 2.0%
  Allied Waste North America Inc., senior secured note,
     6.50%, 11/15/10 ........................................................   United States        1,700,000            1,687,250
     B, 5.75%, 2/15/11 ......................................................   United States          800,000              766,000
g Copano Energy LLC, senior note, 144A, 8.125%, 3/01/16 .....................   United States        1,100,000            1,144,000
  El Paso Corp., senior note, 7.875%, 6/15/12 ...............................   United States        1,900,000            1,987,875
  El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ..................   United States        2,500,000            2,618,750
  Grant Prideco Inc., senior note, 6.125%, 8/15/15 ..........................   United States        1,900,000            1,862,000
  Hanover Compressor Co., senior note, 7.50%, 4/15/13 .......................   United States          400,000              402,000
  Hanover Equipment Trust 01, senior secured note, B, 8.75%,
     9/01/11 ................................................................   United States        2,000,000            2,102,500
  Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ................   United States        2,600,000            2,470,000
  United Rentals North America Inc., senior sub. note, 7.75%,
     11/15/13 ...............................................................   United States          700,000              703,500
                                                                                                                     --------------
                                                                                                                         15,743,875
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 55

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  NON-ENERGY MINERALS 0.4%
g Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ...........................      Canada            3,300,000       $    3,184,500
                                                                                                                     --------------
  PROCESS INDUSTRIES 3.7%
  Abitibi-Consolidated Co. of Canada, senior note, 8.375%,
     4/01/15 ................................................................      Canada            3,100,000            3,038,000
g Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 .........................      Germany           2,800,000            2,793,000
  BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 .............   United States        3,300,000            3,671,250
  Bunge Ltd. Finance Corp., senior note, 5.10%, 7/15/15 .....................   United States        2,800,000            2,620,881
g Crown Americas Inc., senior note, 144A, 7.75%, 11/15/15 ...................   United States        3,300,000            3,440,250
  Graphic Packaging International Corp., senior note, 8.50%,
     8/15/11 ................................................................   United States        2,500,000            2,487,500
  JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 .........................      Ireland           2,900,000            2,740,500
  Nalco Co., senior sub. note, 8.875%, 11/15/13 .............................   United States        3,300,000            3,448,500
  Owens-Brockway Glass Container Inc., senior note, 6.75%,
     12/01/14 ...............................................................   United States        3,300,000            3,242,250
  Rhodia SA, senior note, 10.25%, 6/01/10 ...................................       France           2,063,000            2,323,454
                                                                                                                     --------------
                                                                                                                         29,805,585
                                                                                                                     --------------
  PRODUCER MANUFACTURING 1.9%
  Case New Holland Inc., senior note, 9.25%, 8/01/11 ........................   United States        3,400,000            3,646,500
  Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ................   United States        2,500,000            2,512,500
g Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ..........................   United Kingdom       2,600,000            2,775,500
  Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ...............   United States          900,000              828,000
  Nortek Inc., senior sub. note, 8.50%, 9/01/14 .............................   United States        2,800,000            2,863,000
  TRW Automotive Inc., senior note, 9.375%, 2/15/13 .........................   United States        2,500,000            2,715,625
                                                                                                                     --------------
                                                                                                                         15,341,125
                                                                                                                     --------------
  REAL ESTATE DEVELOPMENT 0.7%
  EOP Operating LP, 4.75%, 3/15/14 ..........................................   United States        2,800,000            2,582,756
  Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ................   United States        2,500,000            2,650,000
                                                                                                                     --------------
                                                                                                                          5,232,756
                                                                                                                     --------------
  REAL ESTATE INVESTMENT TRUSTS 0.4%
  Host Marriott LP, senior note,
     K, 7.125%, 11/01/13 ....................................................   United States        2,200,000            2,249,500
     M, 7.00%, 8/15/12 ......................................................   United States        1,100,000            1,128,875
                                                                                                                     --------------
                                                                                                                          3,378,375
                                                                                                                     --------------
  RETAIL TRADE 0.7%
g GSC Holdings Corp., senior note, 144A, 8.00%, 10/01/12 ....................   United States        2,700,000            2,693,250
  Rite Aid Corp., senior note, 9.25%, 6/01/13 ...............................   United States        2,800,000            2,744,000
                                                                                                                     --------------
                                                                                                                          5,437,250
                                                                                                                     --------------


56 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME SECURITIES FUND                                    COUNTRY      PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      BONDS (CONTINUED)
      TECHNOLOGY SERVICES 0.7%
    g SunGard Data Systems Inc.,
         senior note, 144A, 9.125%, 8/15/13 .................................   United States        1,600,000       $    1,700,000
         senior sub. note, 144A, 10.25%, 8/15/15 ............................   United States        1,500,000            1,586,250
      UGS Corp., senior sub. note, 10.00%, 6/01/12 ..........................   United States        2,200,000            2,431,000
                                                                                                                     --------------
                                                                                                                          5,717,250
                                                                                                                     --------------
      UTILITIES 2.7%
    g Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 .................   United States        2,300,000            2,532,875
      Aquila Inc., senior note, 9.95%, 2/01/11 ..............................   United States        2,300,000            2,558,750
g,h,i Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ..............   United States        2,200,000            2,029,500
    g Dynegy Holdings Inc.,
         senior note, 144A, 8.375%, 5/01/16 .................................   United States        2,700,000            2,700,000
       d senior secured note, 144A, 10.125%, 7/15/13 ........................   United States        2,500,000            2,867,375
      Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ...........   United States        2,200,000            2,392,500
    g Mirant North America LLC, senior note, 144A, 7.375%,
         12/31/13 ...........................................................   United States        1,200,000            1,230,000
      NRG Energy Inc., senior note, 7.375%, 2/01/16 .........................   United States        2,400,000            2,457,000
      TXU Corp., senior note, 5.55%, 11/15/14 ...............................   United States        3,300,000            3,103,307
                                                                                                                     --------------
                                                                                                                         21,871,307
                                                                                                                     --------------
      TOTAL BONDS (COST $298,526,195)                                                                                   299,947,475
                                                                                                                     --------------
      CONVERTIBLE BONDS 0.4%
      ELECTRONIC TECHNOLOGY 0.4%
      Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08 ..................   United States        1,300,000            1,290,250
      Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%,
         1/15/31 ............................................................   United States        1,800,000            1,827,000
                                                                                                                     --------------
      TOTAL CONVERTIBLE BONDS (COST $2,645,584)                                                                           3,117,250
                                                                                                                     --------------
      ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES 2.4%
      FINANCE 2.4%
      Countrywide Asset-Backed Certificates,
         2004-7, AF4, 4.774%, 8/25/32 .......................................   United States          440,000              436,195
         2005-11, AF4, 5.21%, 3/25/34 .......................................   United States        1,275,000            1,234,512
         2005-12, 2A5, 5.245%, 2/25/36 ......................................   United States        2,750,000            2,645,008
      GE Capital Commercial Mortgage Corp., 2003-CI, A4, 4.819%,
         1/10/38 ............................................................   United States          934,225              901,011
      JP Morgan Chase Commercial Mortgage Sec Corp.,
       c 2004-CB9, A4, 5.56%, 6/12/41 .......................................   United States        5,096,445            5,074,653
         2004-LN2, A2, 5.115%, 7/15/41 ......................................   United States          412,616              399,368
    g Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24                  United States           32,368               32,247
    g Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 5.50%,
         4/15/11 ............................................................   United States           60,108               59,944
    c Morgan Stanley Capital I, 2004-IQ7, A4, 5.56%, 6/15/38 ................   United States        4,000,000            3,971,028


                                        Quarterly Statements of Investments | 57

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
  SECURITIES (CONTINUED)
  FINANCE (CONTINUED)
  Popular ABS Mortgage Pass-Through Trust, 2005-3, AF6, 4.759%,
     7/25/35 ................................................................   United States        1,000,000       $      956,060
  Residential Asset Securities Corp.,
     2002-KS8, A4, 4.58%, 11/25/30 ..........................................   United States          404,454              401,745
     2004-KS1, AI4, 4.213%, 4/25/32 .........................................   United States          500,000              492,690
  Residential Funding Mortgage Securities II, 2005-HI1, A4, 4.70%,
     8/25/34 ................................................................   United States        1,000,000              971,233
  Wells Fargo Home Equity Trust, 2004-2, AI5, 4.89%, 11/25/28 ...............   United States        1,070,000            1,053,307
                                                                                                                     --------------
  TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
     SECURITIES (COST $19,397,122) ..........................................                                            18,629,001
                                                                                                                     --------------
  MORTGAGE-BACKED SECURITIES 11.1%
c FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.1%
  FHLMC, 4.69%, 1/01/33 .....................................................   United States          429,761              425,873
                                                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 4.0%
  FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 .............................   United States        4,956,282            4,737,504
  FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19 .............................   United States        5,834,308            5,693,642
  FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19 ..............................   United States        1,554,564            1,545,311
  FHLMC Gold 15 Year, 6.00%, 5/01/17 ........................................   United States           56,590               57,299
  FHLMC Gold 15 Year, 6.50%, 5/01/16 ........................................   United States           26,447               27,022
  FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35 ..............................   United States        3,561,055            3,394,163
  FHLMC Gold 30 Year, 5.50%, 3/01/33 - 10/01/35 .............................   United States        8,493,066            8,303,566
d FHLMC Gold 30 Year, 6.00%, 4/01/31 - 8/01/34 ..............................   United States        7,492,707            7,501,936
  FHLMC Gold 30 Year, 6.50%, 12/01/23 - 7/01/32 .............................   United States          457,508              468,166
  FHLMC Gold 30 Year, 7.00%, 9/01/21 - 6/01/32 ..............................   United States          300,926              310,430
  FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31 ..............................   United States            7,368                7,703
                                                                                                                     --------------
                                                                                                                         32,046,742
                                                                                                                     --------------
c FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.3%
  FNMA, 4.498%, 4/01/20 .....................................................   United States          293,578              286,309
  FNMA, 4.629%, 12/01/34 ....................................................   United States        1,828,404            1,799,588
                                                                                                                     --------------
                                                                                                                          2,085,897
                                                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 5.6%
  FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20 ....................................   United States          984,772              942,650
d FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18 ...................................   United States        1,310,733            1,280,976
  FNMA 15 Year, 5.50%, 10/01/16 - 4/01/20 ...................................   United States        3,008,956            2,991,225
  FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16 ....................................   United States           47,376               48,054
  FNMA 15 Year, 7.00%, 5/01/12 ..............................................   United States            6,671                6,857
  FNMA 30 Year, 5.00%, 4/01/34 - 10/01/35 ...................................   United States        2,153,001            2,052,779
  FNMA 30 Year, 5.50%, 8/01/33 - 1/01/36 ....................................   United States       23,167,370           22,634,375
  FNMA 30 Year, 6.00%, 6/01/34 - 1/01/36 ....................................   United States       13,952,011           13,961,460
  FNMA 30 Year, 6.50%, 6/01/28 - 9/01/32 ....................................   United States          870,101              891,073
  FNMA 30 Year, 7.00%, 2/01/29 - 1/01/32 ....................................   United States           34,727               35,830
  FNMA 30 Year, 7.50%, 9/01/31 ..............................................   United States           27,959               29,220
                                                                                                                     --------------
                                                                                                                         44,874,499
                                                                                                                     --------------


58 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN STRATEGIC INCOME SECURITIES FUND                                       COUNTRY      PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MORTGAGE-BACKED SECURITIES (CONTINUED)
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 1.1%
   GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34 .............................   United States        2,692,918       $    2,612,406
   GNMA I SF 30 Year, 5.50%, 12/15/32 - 9/15/34 .............................   United States        3,137,734            3,110,130
   GNMA I SF 30 Year, 6.00%, 1/15/33 ........................................   United States          278,380              281,928
   GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32 .............................   United States           26,473               27,462
   GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32 .............................   United States          139,266              145,271
   GNMA I SF 30 Year, 7.50%, 9/15/30 ........................................   United States            5,284                5,546
   GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 ............................   United States          709,597              685,932
   GNMA II SF 30 Year, 6.00%, 11/20/34 ......................................   United States        1,001,815            1,010,916
   GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34 .............................   United States          456,985              468,972
   GNMA II SF 30 Year, 7.00%, 2/20/33 .......................................   United States          545,415              564,385
   GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32 .............................   United States          118,918              123,842
                                                                                                                     --------------
                                                                                                                          9,036,790
                                                                                                                     --------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $90,582,250) ......................                                            88,469,801
                                                                                                                     --------------
   U.S. GOVERNMENT AND AGENCY SECURITIES 8.5%
   GOVERNMENT BOND 8.5%
   FHLMC,
      2.375%, 4/15/06 .......................................................   United States        1,700,000            1,698,504
      2.375%, 2/15/07 .......................................................   United States          300,000              293,108
      4.375%, 7/17/15 .......................................................   United States        2,500,000            2,355,762
      4.50%, 1/15/13 ........................................................   United States          580,000              558,188
      4.875%, 2/17/09 .......................................................   United States        1,950,000            1,940,784
      4.875%, 11/15/13 ......................................................   United States          150,000              147,165
      5.50%, 9/15/11 ........................................................   United States          300,000              305,008
      7.00%, 3/15/10 ........................................................   United States          300,000              319,984
   FNMA,
      4.25%, 5/15/09 ........................................................   United States          260,000              253,821
      4.375%, 3/15/13 .......................................................   United States        3,100,000            2,958,429
      4.375%, 10/15/15 ......................................................   United States        1,000,000              944,187
      5.00%, 1/15/07 ........................................................   United States          900,000              899,145
      5.00%, 4/15/15 ........................................................   United States          250,000              247,900
      5.25%, 6/15/06 ........................................................   United States          900,000              900,369
      5.25%, 1/15/09 ........................................................   United States          250,000              251,158
      5.375%, 11/15/11 ......................................................   United States        1,200,000            1,212,512
      5.50%, 3/15/11 ........................................................   United States          150,000              152,305
      6.00%, 5/15/11 ........................................................   United States          500,000              518,929
      6.125%, 3/15/12 .......................................................   United States          900,000              943,787
      6.625%, 11/15/10 ......................................................   United States          350,000              371,186
   U.S. Treasury Bond,
      4.875%, 2/15/12 .......................................................   United States        2,000,000            2,003,752
      6.125%, 11/15/27 ......................................................   United States          150,000              170,813
      6.88%, 8/15/25 ........................................................   United States        4,790,000            5,848,667
      7.125%, 2/15/23 .......................................................   United States        4,980,000            6,126,182
      7.50%, 11/15/16 .......................................................   United States        4,200,000            5,076,422


                                        Quarterly Statements of Investments | 59

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY      PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    GOVERNMENT BOND (CONTINUED)
    U.S. Treasury Note,
       2.00%, 5/15/06 .......................................................   United States        1,000,000       $      997,227
       3.00%, 12/31/06 ......................................................   United States        1,430,000            1,410,841
       3.00%, 11/15/07 ......................................................   United States        1,500,000            1,457,461
       3.125%, 5/15/07 ......................................................   United States        2,500,000            2,453,322
       3.125%, 9/15/08 ......................................................   United States        1,500,000            1,441,994
       3.25%, 1/15/09 .......................................................   United States        4,900,000            4,702,089
       3.375%, 10/15/09 .....................................................   United States          340,000              324,209
       3.50%, 12/15/09 ......................................................   United States        2,500,000            2,389,845
       4.00%, 9/30/07 .......................................................   United States        2,600,000            2,568,922
       4.00%, 4/15/10 .......................................................   United States          350,000              339,514
       4.00%, 11/15/12 ......................................................   United States          150,000              142,817
       4.125%, 8/15/10 ......................................................   United States        1,300,000            1,264,606
       4.25%, 8/15/13 .......................................................   United States          450,000              432,950
       4.25%, 11/15/13 ......................................................   United States        2,000,000            1,921,564
       4.25%, 8/15/14 .......................................................   United States        2,000,000            1,914,922
       4.25%, 11/15/14 ......................................................   United States          600,000              573,656
       4.375%, 8/15/12 ......................................................   United States        3,170,000            3,088,645
       4.75%, 5/15/14 .......................................................   United States        1,000,000              991,563
       5.00%, 8/15/11 .......................................................   United States        1,900,000            1,917,294
       5.625%, 5/15/08 ......................................................   United States          600,000              609,586
                                                                                                                     --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
       (COST $69,514,469) ...................................................                                            67,441,094
                                                                                                                     --------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 27.2%
    French Treasury Note, 3.00%, 7/12/08 ....................................       France           1,000,000 EUR        1,202,998
c,j Government of Argentina, FRN, 4.889%, 8/03/12 ...........................     Argentina         21,487,000           17,503,219
    Government of Austria,
       4.00%, 7/15/09 .......................................................       Austria            480,000 EUR          591,654
       4.65%, 1/15/18 .......................................................       Austria            500,000 EUR          650,690
       5.00%, 7/15/12 .......................................................       Austria             40,000 EUR           52,012
       9.00%, 9/15/06 .......................................................       Austria        220,000,000 ISK        3,037,532
    Government of Brazil,
       8.00%, 1/15/18 .......................................................       Brazil           2,850,000            3,090,113
     c FRN, 5.25%, 4/15/12 ..................................................       Brazil           3,674,480            3,673,341
     c RG, FRN, 5.25%, 4/15/12 ..............................................       Brazil           2,791,228            2,796,810
    Government of Canada,
       3.00%, 6/01/06 .......................................................       Canada           7,660,000 CAD        6,551,161
       3.25%, 12/01/06 ......................................................       Canada          14,540,000 CAD       12,390,657
       5.25%, 6/01/12 .......................................................       Canada             160,000 CAD          144,682
    Government of Finland,
       5.00%, 7/04/07 .......................................................      Finland             610,000 EUR          756,205
       5.75%, 2/23/11 .......................................................      Finland              50,000 EUR           66,456
    Government of France, 4.00%, 10/25/09 ...................................       France             943,000 EUR        1,162,910
    Government of Germany, 3.75%, 1/04/09 ...................................      Germany           1,070,000 EUR        1,307,561


60 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  Government of Indonesia,
     11.00%, 10/15/14 .......................................................     Indonesia      1,800,000,000 IDR   $      186,695
     13.15%, 3/15/10 ........................................................     Indonesia     13,925,000,000 IDR        1,593,705
     13.15%, 1/15/12 ........................................................     Indonesia      9,200,000,000 IDR        1,057,994
     14.00%, 6/15/09 ........................................................     Indonesia     12,950,000,000 IDR        1,503,494
     14.25%, 6/15/13 ........................................................     Indonesia     35,480,000,000 IDR        4,307,616
     14.275%, 12/15/13 ......................................................     Indonesia     26,937,000,000 IDR        3,275,601
  Government of Malaysia,
     3.135%, 12/17/07 .......................................................     Malaysia           1,160,000 MYR          312,616
     4.032%, 9/15/09 ........................................................     Malaysia           3,065,000 MYR          843,917
     4.305%, 2/27/09 ........................................................     Malaysia          29,725,000 MYR        8,228,428
     6.90%, 3/15/07 .........................................................     Malaysia           1,250,000 MYR          350,246
     8.60%, 12/01/07 ........................................................     Malaysia           2,760,000 MYR          810,129
  Government of Mexico,
     8.375%, 1/14/11 ........................................................      Mexico            1,825,000            2,023,013
   c FRN, 5.28%, 1/13/09 ....................................................      Mexico            1,480,000            1,498,056
  Government of the Netherlands,
     3.75%, 7/15/09 .........................................................    Netherlands            80,000 EUR           97,733
     4.25%, 7/15/13 .........................................................    Netherlands            90,000 EUR          112,681
     5.75%, 2/15/07 .........................................................    Netherlands            90,000 EUR          111,476
  Government of New Zealand,
     6.00%, 11/15/11 ........................................................    New Zealand         1,600,000 NZD          994,178
     6.50%, 4/15/13 .........................................................    New Zealand         2,960,000 NZD        1,903,747
  Government of Norway, 6.75%, 1/15/07 ......................................      Norway           87,125,000 NOK       13,676,517
  Government of Peru,
     7.84%, 8/12/20 .........................................................       Peru               565,000 PEN          163,245
     8.60%, 8/12/17 .........................................................       Peru            15,950,000 PEN        4,939,848
  Government of the Philippines,
     7.75%, 1/14/31 .........................................................    Philippines         2,100,000            2,128,875
     8.875%, 3/17/15 ........................................................    Philippines         3,600,000            4,060,260
     9.00%, 2/15/13 .........................................................    Philippines         6,610,000            7,477,562
     9.875%, 3/16/10 ........................................................    Philippines           100,000              113,730
  Government of Poland,
     5.75%, 9/23/22 .........................................................      Poland           12,900,000 PLN        4,291,365
     6.00%, 5/24/09 .........................................................      Poland           26,370,000 PLN        8,505,138
     6.25%, 10/24/15 ........................................................      Poland            7,700,000 PLN        2,583,636
     8.50%, 5/12/07 .........................................................      Poland            5,300,000 PLN        1,714,622
k Government of Russia, Reg S, 5.00% to 3/31/07, 7.50% thereafter,
     3/31/30 ................................................................      Russia            3,250,000            3,573,606
  Government of Singapore,
     1.75%, 2/01/07 .........................................................     Singapore          4,500,000 SGD        2,756,506
     4.00%, 3/01/07 .........................................................     Singapore         14,150,000 SGD        8,832,311
  Government of Slovakia,
     4.80%, 4/14/09 .........................................................   Slovak Republic     28,700,000 SKK          939,724
     4.90%, 2/11/14 .........................................................   Slovak Republic      7,300,000 SKK          245,259
     5.30%, 5/12/19 .........................................................   Slovak Republic     42,200,000 SKK        1,501,609


                                        Quarterly Statements of Investments | 61

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  Government of Slovakia, (continued)
        7.50%, 3/13/12 ......................................................  Slovak Republic      59,000,000 SKK   $    2,224,656
      l Strip, 1/14/07 ......................................................  Slovak Republic     177,800,000 SKK        5,553,919
  Government of Spain,
        4.80%, 10/31/06 .....................................................       Spain              100,000 EUR          122,444
        5.00%, 7/30/12 ......................................................       Spain              350,000 EUR          454,995
        5.15%, 7/30/09 ......................................................       Spain              210,000 EUR          267,757
        6.00%, 1/31/08 ......................................................       Spain              260,000 EUR          329,526
  Government of Sweden,
        3.50%, 4/20/06 ......................................................      Sweden           11,250,000 SEK        1,445,556
        5.00%, 1/28/09 ......................................................      Sweden           13,685,000 SEK        1,843,654
        5.50%, 10/08/12 .....................................................      Sweden           17,490,000 SEK        2,495,941
        6.50%, 5/05/08 ......................................................      Sweden            2,400,000 SEK          330,017
        8.00%, 8/15/07 ......................................................      Sweden           45,300,000 SEK        6,228,481
      l Strip, 9/20/06 ......................................................      Sweden            6,850,000 SEK          869,519
  Government of Thailand,
        4.125%, 2/12/08 .....................................................     Thailand          17,000,000 THB          429,284
        8.00%, 12/08/06 .....................................................     Thailand         146,050,000 THB        3,842,529
        8.50%, 12/08/08 .....................................................     Thailand          14,000,000 THB          388,734
  Government of Ukraine,
    c,g 144A, FRN, 8.235%, 8/05/09 ..........................................      Ukraine           1,275,000            1,364,250
      c FRN, 8.235%, 8/05/09 ................................................      Ukraine             400,000              428,320
c Government of Venezuela, FRN, 5.614%, 4/20/11 .............................     Venezuela          3,810,000            3,828,098
  Inter-American Development Bank, 9.00%, 1/04/07 ...........................   Supranational      259,000,000 ISK        3,566,786
  Korea Treasury Note,
        3.75%, 9/10/07 ......................................................    South Korea     6,615,000,000 KRW        6,715,282
        4.25%, 9/10/08 ......................................................    South Korea     3,200,000,000 KRW        3,246,229
        4.50%, 9/09/08 ......................................................    South Korea       600,000,000 KRW          612,176
        4.75%, 3/12/08 ......................................................    South Korea     8,900,000,000 KRW        9,142,347
        6.90%, 1/16/07 ......................................................    South Korea     2,040,000,000 KRW        2,138,008
  New South Wales Treasury Corp.,
        6.00%, 5/01/12 ......................................................     Australia          1,570,000 AUD        1,146,253
        8.00%, 3/01/08 ......................................................     Australia          1,801,000 AUD        1,346,313
  Queensland Treasury Corp., 6.00%,
        7/14/09 .............................................................     Australia          3,820,000 AUD        2,778,494
        8/14/13 .............................................................     Australia          1,220,000 AUD          897,556
        10/14/15 ............................................................     Australia          1,280,000 AUD          940,530
                                                                                                                     --------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
     (COST $208,224,440) ....................................................                                           216,670,793
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $765,601,885) ...........................                                           770,826,959
                                                                                                                     --------------
  SHORT TERM INVESTMENTS 4.2%
l FOREIGN GOVERNMENT SECURITIES 2.4%
  Canada Treasury Bill, 11/30/06 ............................................      Canada            2,100,000 CAD        1,749,492
  Egypt Treasury Bill, 5/30/06 ..............................................       Egypt           11,500,000 EGP        1,973,244
  Egypt Treasury Bill, 6/20/06 ..............................................       Egypt           11,000,000 EGP        1,879,235


62 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
l FOREIGN GOVERNMENT SECURITIES (CONTINUED)
  Egypt Treasury Bill,
     11/21/06 ...............................................................       Egypt           11,800,000 EGP   $    1,947,316
     2/20/07 ................................................................       Egypt           12,400,000 EGP        2,006,343
  Thailand Treasury Bill,
     6/08/06 ................................................................     Thailand          43,500,000 THB        1,110,468
     7/27/06 ................................................................     Thailand          11,300,000 THB          286,885
     9/07/06 ................................................................     Thailand          11,000,000 THB          277,478
     10/05/06 ...............................................................     Thailand          98,750,000 THB        2,481,855
     10/12/06 ...............................................................     Thailand         164,600,000 THB        4,132,957
     2/22/07 ................................................................     Thailand          53,155,000 THB        1,309,557
     3/08/07 ................................................................     Thailand          14,700,000 THB          361,626
                                                                                                                     --------------
  TOTAL FOREIGN GOVERNMENT SECURITIES (COST $19,112,286) ....................                                            19,516,456
                                                                                                                     --------------
  TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
     (COST $784,714,171) ....................................................                                           790,343,415
                                                                                                                     --------------

                                                                                                ------------------
                                                                                                      SHARES
                                                                                                ------------------
  MONEY MARKET FUND (COST $14,170,659) 1.8%
m Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% ......   United States       14,170,659           14,170,659
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $798,884,830) 101.1% ..............................                                           804,514,074
  NET UNREALIZED GAIN ON FORWARD EXCHANGE
     CONTRACTS 0.0% a .......................................................                                               350,321
  OTHER ASSETS, LESS LIABILITIES (1.1)% .....................................                                            (9,184,200)
                                                                                                                     --------------
  NET ASSETS 100.0% .........................................................                                        $  795,680,195
                                                                                                                     ==============

See Currency and Selected Portfolio Abbreviations on page 119.

a Rounds to less than 0.1% of net assets.

b Non-income producing.

c The coupon rate shown represents the rate at period end.

d Security purchased on a when-issued, delayed delivery or to-be-announced basis.

e The principal amount is stated in U.S. dollars unless otherwise indicated.

f See Note 5 regarding unfunded loan commitments.

g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2006, the aggregate value of these securities was $47,815,052, representing 6.01% of net assets.

h Defaulted security.

i See Note 7 regarding other considerations.

j The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

k Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2006, the value of this security was $3,573,606, representing 0.45% of net assets.

l The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 63

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT FUND                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.5%
  MORTGAGE-BACKED SECURITIES 74.9%
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 1%
  FHLMC, 5.953%, 2/01/19 ..................................................................       $        329,556   $      335,002
  FHLMC, 6.253%, 6/01/22 ..................................................................                340,145          345,257
                                                                                                                     --------------
                                                                                                                            680,259
                                                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 9.5%
  FHLMC Gold 15 Year, 6.50%, 6/01/08 - 7/01/08 ............................................                223,803          226,162
  FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/34 ............................................             11,949,269       11,400,056
  FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35 ............................................              5,935,916        5,807,240
  FHLMC Gold 30 Year, 5.50%, 11/1/34 ......................................................             12,422,266       12,151,022
  FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/34 ............................................             12,538,765       12,561,414
  FHLMC Gold 30 Year, 6.50%, 11/01/23 - 5/01/35 ...........................................              6,249,235        6,389,013
  FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32 ...........................................              2,272,176        2,343,455
  FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24 ...........................................                165,705          173,628
  FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22 ............................................                 88,445           94,213
  FHLMC Gold 30 Year, 8.50%, 7/01/21 - 7/01/31 ............................................              3,582,392        3,867,127
  FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17 ..............................................                 28,195           29,748
  FHLMC PC 30 Year, 8.50%, 9/01/20 ........................................................                  5,035            5,401
                                                                                                                     --------------
                                                                                                                         55,048,479
                                                                                                                     --------------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.7%
  FNMA, 5.583%, 3/01/20 ...................................................................                232,889          238,242
  FNMA, 5.708%, 1/01/18 ...................................................................              2,288,382        2,314,260
  FNMA, 5.749%, 2/01/19 ...................................................................                377,471          381,489
  FNMA, 5.810%, 9/01/18 ...................................................................                745,099          757,898
  FNMA, 6.215%, 7/01/19 ...................................................................                375,166          377,703
                                                                                                                     --------------
                                                                                                                          4,069,592
                                                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 16.3%
  FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17 .................................................              2,678,285        2,665,737
  FNMA 15 Year, 6.00%, 8/01/17 - 12/01/34 .................................................              2,881,389        2,922,388
  FNMA 15 Year, 8.00%, 8/01/19 - 6/01/20 ..................................................                 83,788           89,012
  FNMA 30 Year, 5.00%, 3/01/34 - 7/01/35 ..................................................             11,486,558       10,950,181
  FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35 .................................................             22,451,122       21,953,308
  FNMA 30 Year, 6.00%, 1/01/24 - 12/01/34 .................................................              4,820,524        4,824,145
  FNMA 30 Year, 6.00%, 2/01/36 ............................................................             19,808,438       19,814,628
  FNMA 30 Year, 6.00%, 3/01/36 ............................................................             17,000,000       17,005,313
  FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32 ..................................................              4,827,118        4,949,536
  FNMA 30 Year, 7.00%, 5/01/24 - 9/01/31 ..................................................                493,055          508,580
  FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25 ..................................................                251,469          262,830
  FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25 ..................................................                585,318          622,006
  FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21 .................................................                 19,981           21,403
  FNMA 30 Year, 9.00%, 10/01/26 ...........................................................              1,097,484        1,197,850
  FNMA PL 30 Year, 5.50%, 4/1/34 ..........................................................              6,433,814        6,271,287
                                                                                                                     --------------
                                                                                                                         94,058,204
                                                                                                                     --------------


64 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT FUND                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 48.3%
  GNMA I SF 30 Year, 5.00%, 7/15/33 - 8/15/34 ...............................................     $     22,492,337   $   21,823,299
  GNMA I SF 30 Year, 5.50%, 11/15/28 - 9/15/34 ..............................................           44,663,315       44,270,904
  GNMA I SF 30 Year, 5.50%, 6/15/33 .........................................................            5,809,878        5,758,699
  GNMA I SF 30 Year, 6.00%, 11/15/23 - 3/15/34 ..............................................           14,065,998       14,249,539
  GNMA I SF 30 Year, 6.50%, 5/15/23 - 8/15/34 ...............................................           15,950,498       16,538,279
  GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32 ...............................................            5,297,706        5,523,792
  GNMA I SF 30 Year, 7.25%, 11/15/25 ........................................................               46,562           48,667
  GNMA I SF 30 Year, 7.50%, 2/15/17 - 3/15/32 ...............................................            2,609,182        2,742,941
  GNMA I SF 30 Year, 8.00%, 2/15/17 - 6/15/24 ...............................................            1,221,364        1,303,400
  GNMA I SF 30 Year, 8.25%, 4/15/25 .........................................................              152,028          164,003
  GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24 ..............................................              299,270          324,656
  GNMA I SF 30 Year, 9.00%, 4/15/16 - 7/15/20 ...............................................              165,430          178,174
  GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21 ...............................................              437,842          480,729
  GNMA I SF 30 Year, 10.00%, 10/15/17 - 8/15/21 .............................................              336,493          371,650
  GNMA II SF 30 Year, 5.00%, 9/20/33 ........................................................           16,651,479       16,096,873
  GNMA II SF 30 Year, 5.00%, 10/20/33 - 11/20/33 ............................................            7,010,809        6,776,871
  GNMA II SF 30 Year, 5.00%, 8/20/35 ........................................................           10,579,954       10,215,496
  GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/35 ..............................................           10,177,859       10,052,803
  GNMA II SF 30 Year, 5.50%, 6/20/34 ........................................................            6,021,098        5,949,259
  GNMA II SF 30 Year, 5.50%, 11/20/34 .......................................................            5,890,880        5,820,594
  GNMA II SF 30 Year, 5.50%, 12/20/34 .......................................................           14,805,567       14,628,919
  GNMA II SF 30 Year, 5.50%, 2/20/35 ........................................................            8,602,620        8,497,556
  GNMA II SF 30 Year, 5.50%, 2/20/36 ........................................................           27,455,939       27,114,594
  GNMA II SF 30 Year, 6.00%, 11/20/23 - 11/20/34 ............................................           11,306,485       11,411,506
  GNMA II SF 30 Year, 6.00%, 6/20/34 ........................................................            7,706,386        7,776,395
  GNMA II SF 30 Year, 6.00%, 9/20/34 ........................................................           11,303,112       11,405,597
  GNMA II SF 30 Year, 6.00%, 1/20/36 ........................................................           14,933,070       15,067,543
  GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34 .............................................            6,049,404        6,210,453
  GNMA II SF 30 Year, 7.00%, 8/20/29 - 11/20/32 .............................................            7,324,036        7,581,546
  GNMA II SF 30 Year, 7.50%, 11/20/16 - 5/20/33 .............................................            1,059,809        1,106,048
  GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26 ..............................................               72,817           77,296
  GNMA II SF 30 Year, 9.50%, 4/20/25 ........................................................               13,218           14,574
                                                                                                                     --------------
                                                                                                                        279,582,655
                                                                                                                     --------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $440,855,102) ......................................                           433,439,189
                                                                                                                     ==============


                                        Quarterly Statements of Investments | 65

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT FUND                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  U.S. GOVERNMENT AND AGENCY SECURITIES 21.6%
  FFCB,
     4.45%, 8/27/10 .........................................................................     $     15,000,000   $   14,603,685
     4.50%, 7/09/07 .........................................................................           10,000,000        9,926,760
  FHLB,
     2.25%, 5/15/06 .........................................................................           25,000,000       24,920,026
   a 2.625%, 5/15/07 ........................................................................           15,000,000       14,600,280
   a 4.875%, 5/15/07 ........................................................................            5,000,000        4,987,255
  FICO, Strip,
     Series 15, zero cpn., 3/07/16 ..........................................................           15,000,000        8,909,310
     Series 16, zero cpn., 10/05/10 .........................................................            4,745,000        3,794,463
  HUD, 96-A,
     7.63%, 8/01/14 .........................................................................            4,460,000        4,457,828
     7.66%, 8/01/15 .........................................................................            4,510,000        4,504,944
  SBA,
     6.00%, 9/01/18 .........................................................................            4,064,158        4,133,078
     6.45%, 12/01/15 ........................................................................            1,350,518        1,379,300
     6.70%, 12/01/16 ........................................................................            1,589,740        1,634,099
     6.85%, 7/01/17 .........................................................................            1,542,568        1,593,650
     6.85%, 6/25/19 .........................................................................              585,506          593,447
   a 7.125%, 3/25/18 ........................................................................              814,998          839,627
  Tennessee Valley Authority,
     Strip, zero cpn., 4/15/42 ..............................................................            6,000,000        4,459,962
     5.98%, 4/01/36 .........................................................................           10,000,000       10,747,960
  U.S. Treasury Note,
     3.75%, 5/15/08 .........................................................................            1,000,000          978,829
     4.75%, 5/15/14 .........................................................................            8,000,000        7,932,504
                                                                                                                     --------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $123,457,479) ...........................                           124,997,007
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $564,312,581) ...........................................                           558,436,196
                                                                                                                      -------------


66 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT FUND                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $17,155,665) 3.0%
  REPURCHASE AGREEMENT
b Joint Repurchase Agreement, 4.683%, 4/03/06, (Maturity Value $17,162,360) ...............       $     17,155,665   $   17,155,665
     ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,429,453)
     Banc of America Securities LLC (Maturity Value $1,429,453)
     Barclays Capital Inc. (Maturity Value $1,429,453)
     Bear, Stearns & Co. Inc. (Maturity Value $1,429,453)
     BNP Paribas Securities Corp. (Maturity Value $1,649,303)
     Deutsche Bank Securities Inc. (Maturity Value $366,588)
     Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $1,062,865)
     Goldman, Sachs & Co. (Maturity Value $1,429,453)
     Greenwich Capital Markets Inc. (Maturity Value $1,429,453)
     Lehman Brothers Inc. (Maturity Value $998,678)
     Merrill Lynch Government Securities Inc. (Maturity Value $1,429,453)
     Morgan Stanley & Co. Inc. (Maturity Value $1,649,303)
     UBS Securities LLC (Maturity Value $1,429,452)
      Collateralized by U.S. Government Agency Securities, 1.75 - 7.125%, 5/02/06 - 2/01/10;
       c U.S. Government Agency Discount Notes, 4/07/06 - 5/02/06; c U.S. Treasury Bills,
         6/22/06; and U.S. Treasury Notes, 2.50 - 6.125%, 10/31/06 - 8/15/09
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $581,468,246) 99.5% .............................................                             575,591,861
  OTHER ASSETS, LESS LIABILITIES 0.5% .....................................................                               2,927,275
                                                                                                                     --------------
  NET ASSETS 100.0% .......................................................................                          $  578,519,136
                                                                                                                     ==============

See Selected Portolio Abbreviations on page 119.

a The coupon rate shown represents the rate at period end.

b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manger. At March 31, 2006, all repurchase agreements had been entered into on that date.

c The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 67

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ZERO COUPON FUND - 2010                                                                PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.8%
  U.S. GOVERNMENT AND AGENCY SECURITIES 92.9%
  FHLMC, Strip, 7/15/10 .....................................................................     $     11,150,000   $    9,001,841
  FHLMC, Strip, 1/15/11 .....................................................................           10,629,000        8,356,658
  FICO, Strip, 19, 6/06/10 ..................................................................            9,800,000        7,953,307
  FICO, Strip, A, 8/08/10 ...................................................................            7,000,000        5,637,940
  FNMA, Strip, 8/12/09 ......................................................................            1,975,000        1,666,839
  FNMA, Strip, 8/01/10 ......................................................................            8,250,000        6,521,732
  FNMA, Strip, 8/12/10 ......................................................................            1,230,000          990,049
  REFCO, Strip, 10/15/10 ....................................................................           10,000,000        8,081,890
  Tennessee Valley Authority, Strip, 1/01/10 ................................................              412,000          334,181
  Tennessee Valley Authority, Strip, 4/15/10 ................................................           12,000,000        9,778,596
  Tennessee Valley Authority, Strip, 10/15/10 ...............................................            1,320,000        1,051,944
  Tennessee Valley Authority, Strip, 1/15/11 ................................................           10,669,000        8,374,013
  Tennessee Valley Authority, Strip, 10/15/11 ...............................................            7,295,000        5,522,578
  U.S. Treasury, Strip, 2/15/11 .............................................................           52,171,000       41,436,451
                                                                                                                     --------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $111,595,931) ...........................                           114,708,019
                                                                                                                     --------------
  OTHER SECURITIES - AAA RATED 6.9%
  International Bank for Reconstruction & Development, zero cpn., 2/15/11 ...................            1,392,000        1,079,142
  International Bank for Reconstruction & Development, zero cpn., 2/15/12 ...................            2,800,000        2,053,008
  International Bank for Reconstruction & Development, zero cpn., 2/15/13 ...................            3,287,000        2,278,289
  International Bank for Reconstruction & Development, zero cpn., 8/15/13 ...................            4,100,000        2,762,982
  International Bank for Reconstruction & Development, 2, zero cpn., 2/15/11 ................              500,000          387,623
                                                                                                                     --------------
  TOTAL OTHER SECURITIES - AAA RATED (COST $7,916,477) ......................................                             8,561,044
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $119,512,408) ...........................................                           123,269,063
                                                                                                                     --------------


68 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ZERO COUPON FUND - 2010                                                                PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $405,666) 0.3%
  REPURCHASE AGREEMENT 0.3%
a Joint Repurchase Agreement, 4.683%, 4/03/06 (Maturity Value $405,824) .....................     $        405,666   $      405,666
    ABN AMRO Bank, N.V., New York Branch (Maturity Value $33,801)
    Banc of America Securities LLC (Maturity Value $33,801)
    Barclays Capital Inc. (Maturity Value $33,801)
    Bear, Stearns & Co. Inc. (Maturity Value $33,801)
    BNP Paribas Securities Corp. (Maturity Value $39,000)
    Deutsche Bank Securities Inc. (Maturity Value $8,668)
    Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $25,133)
    Goldman, Sachs & Co. (Maturity Value $33,801)
    Greenwich Capital Markets Inc. (Maturity Value $33,801)
    Lehman Brothers Inc. (Maturity Value $23,615)
    Merrill Lynch Government Securities Inc. (Maturity Value $33,801)
    Morgan Stanley & Co. Inc. (Maturity Value $39,000)
    UBS Securities LLC (Maturity Value $33,801)
     Collateralized by U.S. Government Agency Securities, 1.75 - 7.125%,
      5/02/06 - 2/01/11; b U.S. Government Agency Discount Notes,
      4/07/06 - 5/02/06; b U.S. Treasury Bills, 6/22/06; and
      U.S. Treasury Notes, 2.50 - 6.125%, 10/31/06 - 8/15/09
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $119,918,074) 100.1% ..............................................                           123,674,729
  OTHER ASSETS, LESS LIABILITIES (0.1)% .....................................................                              (111,794)
                                                                                                                     --------------
  NET ASSETS 100.0% .........................................................................                        $  123,562,935
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 119.

a Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2006, all repurchase agreements had been entered into on that date.

b The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 69

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
    MUTUAL DISCOVERY SECURITIES FUND                                                COUNTRY           CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 94.6%
    COMMON STOCKS AND OTHER EQUITY INTERESTS 92.9%
    AEROSPACE & DEFENSE 0.1%
    Northrop Grumman Corp. ....................................................  United States           22,560      $    1,540,622
                                                                                                                     --------------
    AIRLINES 0.3%
  a ACE Aviation Holdings Inc. ................................................     Canada              105,104           3,063,790
a,b ACE Aviation Holdings Inc., A, 144A .......................................     Canada                5,465             159,305
a,c Air Canada Inc., Contingent Distribution ..................................     Canada           15,269,146                  --
                                                                                                                     --------------
                                                                                                                          3,223,095
                                                                                                                     --------------
    AUTOMOBILES 0.3%
    Hero Honda Motors Ltd. ....................................................      India               90,500           1,806,543
a,d International Automotive Components Group LLC .............................   Luxembourg          1,168,000           1,168,000
                                                                                                                     --------------
                                                                                                                          2,974,543
                                                                                                                     --------------
    BEVERAGES 5.0%
    Brown-Forman Corp., A .....................................................  United States            7,400             579,050
    Brown-Forman Corp., B .....................................................  United States           21,560           1,659,473
    Carlsberg AS, A ...........................................................     Denmark               7,100             438,055
  e Carlsberg AS, B ...........................................................     Denmark             236,075          15,408,570
    Coca-Cola Enterprises Inc. ................................................  United States          335,300           6,820,002
    Fomento Economico Mexicano SA de CV, ADR ..................................     Mexico               60,300           5,527,098
    Heineken Holding NV, A ....................................................   Netherlands            56,280           1,939,291
  a Lotte Chilsung Beverage Co. Ltd. ..........................................   South Korea             6,931           7,703,885
    Pernod Ricard SA ..........................................................     France               82,985          15,896,105
                                                                                                                     --------------
                                                                                                                         55,971,529
                                                                                                                     --------------
    CHEMICALS 2.7%
    Givaudan AG ...............................................................   Switzerland             7,750           5,953,997
    K+S AG ....................................................................     Germany              54,374           4,387,577
    Linde AG ..................................................................     Germany             125,640          10,902,385
  a Sika AG ...................................................................   Switzerland             9,112           9,361,763
                                                                                                                     --------------
                                                                                                                         30,605,722
                                                                                                                     --------------
    COMMERCIAL BANKS 9.5%
    Allied Irish Banks PLC ....................................................     Ireland             378,868           9,033,838
    Banca Intesa SpA ..........................................................      Italy            1,646,489           9,834,788
    Bank of Ireland ...........................................................     Ireland             273,870           5,053,632
    BNP Paribas SA ............................................................     France               46,200           4,290,554
    Chinatrust Financial Holding Co. Ltd. .....................................     Taiwan           11,070,000           7,862,313
    Danske Bank AS ............................................................     Denmark             101,550           3,767,493
a,d Elephant Capital Holdings Ltd. ............................................      Japan                  755           1,828,706
    First Community Bancorp ...................................................  United States           58,619           3,379,971
    ForeningsSparbanken AB, A .................................................     Sweden              342,700           9,657,921
    Mitsubishi UFJ Financial Group Inc. .......................................      Japan                1,186          18,139,950
a,d NCB Warrant Holdings Ltd., A ..............................................      Japan                3,830             618,545


70 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
    MUTUAL DISCOVERY SECURITIES FUND                                                COUNTRY           CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    COMMERCIAL BANKS (CONTINUED)
    Societe Generale, A .......................................................     France               75,781      $   11,394,398
    Sumitomo Mitsui Financial Group Inc. ......................................      Japan                1,679          18,546,969
    Svenska Handelsbanken AB, A ...............................................     Sweden               36,800           1,022,918
    Wachovia Corp. ............................................................  United States           54,880           3,076,024
                                                                                                                     --------------
                                                                                                                        107,508,020
                                                                                                                     --------------
    COMMERCIAL SERVICES & SUPPLIES 0.5%
  a Comdisco Holding Co. Inc. .................................................  United States               22                 325
a,c Comdisco Holding Co. Inc., Contingent Distribution ........................  United States        2,066,357                  --
  a Fursys Inc. ...............................................................   South Korea            53,140           1,916,901
a,c Safety Kleen Corp., Contingent Distribution ...............................  United States           31,000                  --
    Techem AG .................................................................     Germany              72,500           3,179,844
                                                                                                                     --------------
                                                                                                                          5,097,070
                                                                                                                     --------------
    COMPUTERS & PERIPHERALS 0.6%
a,d DecisionOne Corp. .........................................................  United States           21,716              15,484
  a Dell Inc. .................................................................  United States           13,400             398,784
    International Business Machines Corp. .....................................  United States           28,820           2,376,785
  a Lexmark International Inc., A .............................................  United States           83,500           3,789,230
                                                                                                                     --------------
                                                                                                                          6,580,283
                                                                                                                     --------------
    CONSTRUCTION MATERIALS 0.8%
    Ciments Francais SA .......................................................     France               22,650           3,548,346
  a Hanil Cement Co. Ltd. .....................................................   South Korea            37,479           2,669,219
    Lafarge North America Inc. ................................................  United States           34,400           2,889,600
                                                                                                                     --------------
                                                                                                                          9,107,165
                                                                                                                     --------------
    CONTAINERS & PACKAGING 0.5%
    Temple-Inland Inc. ........................................................  United States          128,400           5,720,220
                                                                                                                     --------------
    DISTRIBUTORS 0.2%
    Compania de Distribucion Integral Logista SA ..............................      Spain               30,900           1,741,262
                                                                                                                     --------------
    DIVERSIFIED CONSUMER SERVICES 0.1%
    H&R Block Inc. ............................................................  United States           44,100             954,765
                                                                                                                     --------------
    DIVERSIFIED FINANCIAL SERVICES 4.3%
    Aeroplan Income Fund ......................................................     Canada               19,900             219,833
    Euronext NV ...............................................................   Netherlands           130,770          10,781,906
    Fortis ....................................................................     Belgium             362,300          12,923,061
    Guinness Peat Group PLC ...................................................   New Zealand         1,844,780           3,063,257
    Jardine Matheson Holdings Ltd. ............................................    Hong Kong            429,664           7,905,818
    Jardine Strategic Holdings Ltd. ...........................................    Hong Kong            937,700          10,408,470
    Leucadia National Corp. ...................................................  United States           52,170           3,112,462
a,c Marconi Corp., Contingent Distribution ....................................  United Kingdom       1,739,100                  --
  b Spinrite Income Fund, 144A ................................................     Canada               25,700              57,441
                                                                                                                     --------------
                                                                                                                         48,472,248
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 71

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
      MUTUAL DISCOVERY SECURITIES FUND                                              COUNTRY           CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      DIVERSIFIED TELECOMMUNICATION SERVICES 2.6%
a,d,f AboveNet Inc. ...........................................................  United States           16,706      $      400,333
a,c,f AboveNet Inc., Contingent Distribution ..................................  United States        2,312,000                  --
a,d,f AboveNet Inc., wts., 9/08/08 ............................................  United States              550               7,920
a,d,f AboveNet Inc., wts., 9/08/10 ............................................  United States              647               7,246
      Belgacom ................................................................     Belgium             122,320           3,911,075
      BellSouth Corp. .........................................................  United States           19,100             661,815
      Chunghwa Telecom Co. Ltd., ADR ..........................................      Taiwan             229,835           4,502,468
  a,c Global Crossing Holdings Ltd., Contingent Distribution ..................  United States        2,236,777                  --
      Koninklijke (Royal) KPN NV ..............................................   Netherlands           561,200           6,323,534
    a NTL Inc. ................................................................  United Kingdom         261,716           7,618,562
      Sprint Nextel Corp. .....................................................  United States           15,295             395,223
      Verizon Communications Inc. .............................................  United States          168,135           5,726,678
                                                                                                                     --------------
                                                                                                                         29,554,854
                                                                                                                     --------------
      ELECTRIC UTILITIES 1.0%
      E.ON AG .................................................................     Germany              50,810           5,592,853
      Endesa SA ...............................................................      Spain              188,938           6,098,356
                                                                                                                     --------------
                                                                                                                         11,691,209
                                                                                                                     --------------
      ENERGY EQUIPMENT & SERVICES 0.3%
    a Petroleum Geo-Services ASA ..............................................      Norway              70,082           3,265,818
                                                                                                                     --------------
      FOOD & STAPLES RETAILING 1.7%
      Albertson's Inc. ........................................................  United States           40,100           1,029,367
      Carrefour SA ............................................................      France             286,351          15,230,792
    a Kroger Co. ..............................................................  United States           25,000             509,000
      RHM PLC .................................................................  United Kingdom         596,941           2,808,911
                                                                                                                     --------------
                                                                                                                         19,578,070
                                                                                                                     --------------
      FOOD PRODUCTS 10.0%
      Cadbury Schweppes PLC ...................................................  United Kingdom         757,102           7,519,477
    a Cermaq ASA ..............................................................      Norway             351,841           4,642,339
      CSM NV ..................................................................   Netherlands           420,639          13,128,487
      Farmer Brothers Co. .....................................................  United States           61,700           1,375,910
      General Mills Inc. ......................................................  United States           57,700           2,924,236
      Groupe Danone ...........................................................      France              83,650          10,246,519
    a Lotte Confectionary Co. Ltd. ............................................   South Korea             5,166           6,502,360
      Nestle SA ...............................................................   Switzerland            66,060          19,601,472
    a Nong Shim Co. Ltd. ......................................................   South Korea            17,207           4,816,862
      Orkla ASA ...............................................................      Norway             519,270          25,742,511
    a Pan Fish ASA ............................................................      Norway          13,474,471          13,359,782
      Rieber & Son ASA ........................................................      Norway             393,600           3,091,980
                                                                                                                     --------------
                                                                                                                        112,951,935
                                                                                                                     --------------
      HEALTH CARE EQUIPMENT & SUPPLIES 0.5%
      Boston Scientific Corp. .................................................  United States          112,990           2,604,420
      Guidant Corp. ...........................................................  United States           41,600           3,247,296
                                                                                                                     --------------
                                                                                                                          5,851,716
                                                                                                                     --------------


72 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
      MUTUAL DISCOVERY SECURITIES FUND                                              COUNTRY           CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      HEALTH CARE PROVIDERS & SERVICES 0.5%
a,d,f Kindred Healthcare Inc. .................................................  United States           69,402      $    1,658,187
a,d,f Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 .......................  United States               42                 622
a,d,f Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 ......................  United States               28                  --
a,d,f Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ......................  United States               56                  --
a,d,f Kindred Healthcare Inc., Jan. 27.90 Calls, 1/10/15 ......................  United States               11                  --
a,d,f Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ......................  United States              184                  26
      MDS Inc. ................................................................      Canada              82,800           1,490,436
      Rhoen-Klinikum AG .......................................................     Germany              51,200           2,186,696
                                                                                                                     --------------
                                                                                                                          5,335,967
                                                                                                                     --------------
      HOTELS, RESTAURANTS & LEISURE 0.9%
    a FHC Delaware Inc. .......................................................  United States           49,920             173,517
      Ladbrokes PLC ...........................................................  United Kingdom       1,360,243           9,193,531
  a,c Trump Atlantic, Contingent Distribution .................................  United States        1,841,000              69,921
    a Trump Entertainment Resorts Inc. ........................................  United States           66,767           1,236,525
                                                                                                                     --------------
                                                                                                                         10,673,494
                                                                                                                     --------------
      HOUSEHOLD DURABLES 0.1%
      Hunter Douglas NV .......................................................   Netherlands            17,854           1,185,428
                                                                                                                     --------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.3%
      Constellation Energy Group ..............................................  United States           55,740           3,049,535
                                                                                                                     --------------
      INDUSTRIAL CONGLOMERATES 2.3%
      Keppel Corp. Ltd. .......................................................    Singapore            727,678           6,214,659
      Siemens AG ..............................................................     Germany              90,615           8,446,078
      Tyco International Ltd. .................................................  United States          419,060          11,264,333
                                                                                                                     --------------
                                                                                                                         25,925,070
                                                                                                                     --------------
      INSURANCE 6.0%
    a Alleghany Corp. .........................................................  United States            3,834           1,109,995
    a Berkshire Hathaway Inc., A ..............................................  United States               45           4,065,750
    a Berkshire Hathaway Inc., B ..............................................  United States           12,450          37,499,400
      Catlin Group Ltd. .......................................................  United Kingdom          29,042             238,520
      E-L Financial Corp. Ltd. ................................................      Canada               8,478           4,145,526
      Hartford Financial Services Group Inc. ..................................  United States           40,800           3,286,440
  a,d Imagine Group Holdings Ltd. .............................................     Bermuda             451,787           4,626,990
      IPC Holdings Ltd. .......................................................  United States           41,400           1,161,270
      Montpelier Re Holdings Ltd. .............................................     Bermuda              33,757             550,239
      Old Republic International Corp. ........................................  United States          141,125           3,079,348
  a,d Olympus Re Holdings Ltd. ................................................     Bermuda               2,140              13,461
      Prudential Financial Inc. ...............................................  United States           24,900           1,887,669
      White Mountains Insurance Group Ltd. ....................................  United States            9,696           5,764,272
                                                                                                                     --------------
                                                                                                                         67,428,880
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 73

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
    MUTUAL DISCOVERY SECURITIES FUND                                                COUNTRY           CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    LEISURE EQUIPMENT & PRODUCTS 0.2%
    Mattel Inc. ...............................................................  United States          52,300       $      948,199
    Shimano Inc. ..............................................................      Japan              31,100              935,497
                                                                                                                     --------------
                                                                                                                          1,883,696
                                                                                                                     --------------
    MACHINERY 1.2%
    Schindler Holding AG ......................................................   Switzerland          208,080           11,088,028
    Schindler Holding AG, Reg D ...............................................   Switzerland           42,060            2,257,389
                                                                                                                     --------------
                                                                                                                         13,345,417
                                                                                                                     --------------
    MEDIA 5.0%
    CBS Corp., B ..............................................................  United States          31,650              758,967
    CJ CGV Co. Ltd. ...........................................................   South Korea           92,310            2,332,332
    Clear Channel Communications Inc. .........................................  United States         178,600            5,181,186
  a Comcast Corp., A ..........................................................  United States          68,800            1,797,056
    Daekyo Co. Ltd. ...........................................................   South Korea           37,430            2,696,547
  a EchoStar Communications Corp., A ..........................................  United States          64,300            1,920,641
  d Hollinger International Inc., A ...........................................  United States          95,634              761,342
  a JC Decaux SA ..............................................................      France            331,116            8,958,353
    Knight Ridder Inc. ........................................................  United States          33,100            2,092,251
a,g Liberty Media Corp., A ....................................................  United States         525,146            4,311,448
    Mediaset SpA ..............................................................      Italy              65,729              773,437
    News Corp., A .............................................................  United States         479,100            7,957,851
    Time Warner Inc. ..........................................................  United States         572,200            9,607,238
  a TVMAX Holdings Inc. .......................................................  United States           8,935                8,935
  a Viacom Inc., B ............................................................  United States          52,450            2,035,060
    The Walt Disney Co. .......................................................  United States         100,320            2,797,925
    Washington Post Co., B ....................................................  United States           3,821            2,967,962
                                                                                                                     --------------
                                                                                                                         56,958,531
                                                                                                                     --------------
    METALS & MINING 4.6%
    Acerinox SA ...............................................................      Spain              30,819              504,468
    Anglo American PLC ........................................................   South Africa         691,549           26,633,101
    Arcelor ...................................................................    Luxembourg          163,220            6,433,047
    Barrick Gold Corp. ........................................................      Canada             33,588              913,801
  a Gammon Lake Resources Inc. ................................................      Canada            364,300            6,526,359
  a Glamis Gold Ltd. ..........................................................      Canada             27,200              887,450
    Goldcorp Inc. .............................................................      Canada             24,824              726,262
  a Goldcorp Inc., wts., 5/30/07 ..............................................      Canada             20,700              121,777
  a Harmony Gold Mining Co. Ltd., ADR .........................................   South Africa          15,130              240,264
  a Kinross Gold Corp. ........................................................      Canada             49,400              538,525
  a LionOre Mining International Ltd. .........................................      Canada            398,600            1,774,969
    Lonmin PLC ................................................................  United Kingdom         52,220            2,414,600
    Newmont Mining Corp. ......................................................  United States          87,600            4,545,564
                                                                                                                     --------------
                                                                                                                         52,260,187
                                                                                                                     --------------


74 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
    MUTUAL DISCOVERY SECURITIES FUND                                                COUNTRY           CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    MULTI-UTILITIES & UNREGULATED POWER 2.2%
    NorthWestern Corp. ........................................................  United States           18,254      $      568,430
a,c NorthWestern Corp., Contingent Distribution ...............................  United States          552,880              42,878
  a NorthWestern Corp., wts., 11/01/07 ........................................  United States            1,034               5,842
    RWE AG ....................................................................     Germany             103,178           8,988,252
    Suez SA ...................................................................     France              376,329          14,827,826
                                                                                                                     --------------
                                                                                                                         24,433,228
                                                                                                                     --------------
    MULTILINE RETAIL 0.1%
    Jelmoli Holding AG ........................................................   Switzerland               919           1,536,071
                                                                                                                     --------------
    OIL, GAS & CONSUMABLE FUELS 1.8%
a,d Anchor Resources LLC ......................................................  United States            3,410                  --
    BP PLC ....................................................................  United Kingdom         158,600           1,820,295
    BP PLC, ADR ...............................................................  United Kingdom           9,000             620,460
    Burlington Resources Inc. .................................................  United States           97,750           8,984,203
    Eni SpA ...................................................................      Italy               67,710           1,926,239
    Oil & Natural Gas Corp. Ltd. ..............................................      India              101,500           2,986,837
    Total SA, B ...............................................................     France               12,324           3,250,644
    Total SA, B, ADR ..........................................................     France                9,670           1,273,829
                                                                                                                     --------------
                                                                                                                         20,862,507
                                                                                                                     --------------
    PAPER & FOREST PRODUCTS 2.1%
    Weyerhaeuser Co. ..........................................................  United States          324,100          23,474,563
                                                                                                                     --------------
    PERSONAL PRODUCTS 0.6%
  a Amorepacific Corp. ........................................................   South Korea            18,701           7,313,724
                                                                                                                     --------------
    PHARMACEUTICALS 2.7%
    Bristol-Myers Squibb Co. ..................................................  United States          235,181           5,787,804
    Merck & Co. Inc. ..........................................................  United States           65,900           2,321,657
    Merck KGaA ................................................................     Germany               3,400             323,047
    Pfizer Inc. ...............................................................  United States          466,520          11,625,678
    Sanofi-Aventis ............................................................     France               85,873           8,167,433
    Schering AG ...............................................................     Germany               1,100             114,324
    Wyeth .....................................................................  United States           44,400           2,154,288
                                                                                                                     --------------
                                                                                                                         30,494,231
                                                                                                                     --------------
    REAL ESTATE 4.5%
    Canary Wharf Group PLC ....................................................  United Kingdom         185,900             979,014
    Great Eagle Holdings Ltd. .................................................    Hong Kong          1,546,900           5,382,637
    iStar Financial Inc. ......................................................  United States          121,700           4,658,676
  a Link REIT .................................................................    Hong Kong          3,436,667           7,440,734
    Potlatch Corp. ............................................................  United States          395,544          16,945,105
a,d Security Capital European Realty ..........................................    Luxembourg               570               4,166
    Shurgard Storage Centers Inc., A ..........................................  United States           16,400           1,092,732
    Swire Pacific Ltd., A .....................................................    Hong Kong            837,000           8,192,610
    Swire Pacific Ltd., B .....................................................    Hong Kong          2,440,700           4,435,092


                                        Quarterly Statements of Investments | 75

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
    MUTUAL DISCOVERY SECURITIES FUND                                                COUNTRY           CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    REAL ESTATE (CONTINUED)
a,d Torre Mayor Investments LP ................................................      Mexico                  10      $      690,000
    Ventas Inc. ...............................................................  United States           33,500           1,111,530
                                                                                                                     --------------
                                                                                                                         50,932,296
                                                                                                                     --------------
    ROAD & RAIL 0.6%
  d Florida East Coast Industries Inc. ........................................  United States          124,400           6,369,902
                                                                                                                     --------------
    SOFTWARE 0.4%
    Microsoft Corp. ...........................................................  United States          185,700           5,052,897
                                                                                                                     --------------
    THRIFTS & MORTGAGE FINANCE 1.6%
    Hudson City Bancorp Inc. ..................................................  United States          266,460           3,541,253
    Hypo Real Estate Holding AG ...............................................     Germany             135,554           9,312,251
    Sovereign Bancorp Inc. ....................................................  United States          102,100           2,237,011
    Washington Mutual Inc. ....................................................  United States           72,410           3,086,114
                                                                                                                     --------------
                                                                                                                         18,176,629
                                                                                                                     --------------
    TOBACCO 14.2%
    Altadis SA ................................................................      Spain              439,723          19,712,430
    Altria Group Inc. .........................................................  United States           97,831           6,932,305
    British American Tobacco PLC ..............................................  United Kingdom       1,610,201          38,974,460
    Gallaher Group PLC ........................................................  United Kingdom         401,940           5,862,431
    Imperial Tobacco Group PLC ................................................  United Kingdom         672,817          19,941,954
    ITC Ltd. ..................................................................      India            1,739,520           7,620,661
    Japan Tobacco Inc. ........................................................      Japan                3,895          13,702,086
    KT&G Corp. ................................................................   South Korea           572,670          32,297,963
  b KT&G Corp., GDR, 144A .....................................................   South Korea           235,090           6,700,065
    Reynolds American Inc. ....................................................  United States           87,900           9,273,450
                                                                                                                     --------------
                                                                                                                        161,017,805
                                                                                                                     --------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $807,060,143) ....................................................                                       1,050,100,204
                                                                                                                     --------------
    PREFERRED STOCKS 0.2%
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% h
  d PTV Inc., 10.00%, pfd., A .................................................  United Kingdom           4,289               8,192
                                                                                                                     --------------
    METALS & MINING 0.2%
d,f Esmark Inc., 10.00%, cvt. pfd., A .........................................  United States            2,352           2,534,045
                                                                                                                     --------------
    TOTAL PREFERRED STOCKS (COST $2,364,867) ..................................                                           2,542,237
                                                                                                                     --------------

                                                                                                 -------------------
                                                                                                  PRINCIPAL AMOUNT j
                                                                                                 -------------------
    CORPORATE BONDS & NOTES 0.6%
  b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ....................      Canada             234,000 CAD         197,129
  i Collins & Aikman Products Co.,
       Revolver, FRN, 11.00%, 8/31/09 .........................................  United States           65,648              63,022
       Tranche B1 Term Loan, FRN, 11.00%, 8/31/11 .............................  United States          154,200             146,490
  b Dana Credit Corp., 144A, 8.375%, 8/15/07 ..................................  United States            6,000               5,730


76 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    MUTUAL DISCOVERY SECURITIES FUND                                                COUNTRY      PRINCIPAL AMOUNT j       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
  b DecisionOne Corp., 144A, 12.00%, 4/15/10 ..................................  United States           23,788      $       23,788
  i Eurotunnel PLC,
       S8 Tier 1 Stabilization Advance, FRN, 5.84%, 3/15/26 ...................  United Kingdom          13,750 GBP           5,730
     b Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%, 12/15/12 .............  United Kingdom          34,050 GBP          57,201
       Tier 2, FRN, 5.863%, 12/31/18 ..........................................  United Kingdom         199,114 GBP         318,072
       Tier 3, FRN, 5.895%, 12/31/25 ..........................................  United Kingdom       1,346,624 GBP       1,391,235
    Eurotunnel SA,
     i S6 Tier 1 Stabilization Advance (PIBOR), FRN, 3.925%,
        3/15/26 ...............................................................      France               2,010 EUR             585
     i S7 Tier 1 Stabilization Advance (PIBOR), FRN, 3.926%, 3/15/26 ..........      France               8,948 EUR           2,602
       Senior Tranche H1 Term Loan (KfW Advance), 8.78%, 12/15/12 .............      France              75,000 EUR          87,917
     i Tier 2 (LIBOR), FRN, 3.903%, 12/31/18 ..................................      France              39,763 EUR          44,322
     i Tier 2 (PIBOR), FRN, 3.925%, 12/31/18 ..................................      France              17,565 EUR          19,580
     i Tier 3 (LIBOR), FRN, 3.903%, 12/31/25 ..................................      France             331,700 EUR         239,123
     i Tier 3 (LIBOR), FRN, 3.926%, 12/31/25 ..................................      France           1,476,585 EUR       1,064,473
  i Motor Coach Industries International Inc., FRN, 17.81%, 12/01/08 ..........  United States        2,007,488           1,957,301
    Trump Entertaiment Resorts Inc., 8.50%, 5/20/15 ...........................  United States        1,460,337           1,427,479
    TVMAX Holdings Inc., PIK,
       11.50%, 5/31/06 ........................................................  United States           14,282              14,282
     k 14.00%, 5/31/06 ........................................................  United States           40,437              40,437
                                                                                                                     --------------
  TOTAL CORPORATE BONDS & NOTES (COST $7,150,602) .............................                                           7,106,498
                                                                                                                     --------------
  CORPORATE BONDS & NOTES IN REORGANIZATION 0.9%
i Adelphia Communications Corp.,
       9.25%, 10/01/02 ........................................................  United States        2,490,000           1,456,650
       8.125%, 7/15/03 ........................................................  United States          219,000             131,400
       7.50%, 1/15/04 .........................................................  United States           80,000              47,600
       10.50%, 7/15/04 ........................................................  United States          124,000              74,400
       9.875%, 3/01/05 ........................................................  United States           85,000              50,575
       10.25%, 11/01/06 .......................................................  United States          329,000             192,465
       9.875%, 3/01/07 ........................................................  United States           51,000              30,345
       8.375%, 2/01/08 ........................................................  United States          235,000             139,825
       7.75%, 1/15/09 .........................................................  United States          580,000             345,100
       7.875%, 5/01/09 ........................................................  United States          141,000              82,485
       9.375%, 11/15/09 .......................................................  United States          410,000             252,150
       10.875%, 10/01/10 ......................................................  United States          289,000             171,955
       10.25%, 6/15/11 ........................................................  United States          467,000             296,545
       B, 9.50%, 2/15/04 ......................................................  United States           13,844               8,168
i Armstrong World Industries Inc.,
       6.35%, 8/15/03 .........................................................  United States          997,000             702,885
       6.50%, 8/15/05 .........................................................  United States          105,000              74,025
       9.75%, 4/15/08 .........................................................  United States          218,000             155,870
       7.45%, 5/15/29 .........................................................  United States          133,000              93,100
       Revolver, 10/29/03 .....................................................  United States          171,450             117,872
       Trade Claim ............................................................  United States          459,700             311,447
b,i Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ..................  United States          142,000             130,995


                                        Quarterly Statements of Investments | 77

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    MUTUAL DISCOVERY SECURITIES FUND                                                COUNTRY      PRINCIPAL AMOUNT j       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
  i Century Communications Corp.,
          8.875%, 1/15/07 .....................................................  United States           22,000      $       21,560
          8.75%, 10/01/07 .....................................................  United States          224,000             213,920
          8.375%, 12/15/07 ....................................................  United States           20,000              19,500
          senior note, 9.50%, 3/01/05 .........................................  United States           42,000              41,370
          Series B, zero cpn., 1/15/08 ........................................  United States          308,000             177,100
          zero cpn., 3/15/03 ..................................................  United States          458,000             398,460
  i Dana Corp.,
          5.85%, 1/15/15 ......................................................  United States        1,607,000           1,221,320
          7.00%, 3/01/29 ......................................................  United States          388,000             294,880
  i Owens Corning,
        k Revolver, 6/26/02 ...................................................  United States        1,476,072           2,243,629
          Revolver, 6/26/02 ...................................................  United States          238,000             366,520
  i Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ...................  United States            3,000                   3
                                                                                                                     --------------
    TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
       (COST $9,921,083) ......................................................                                           9,864,119
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $826,496,695) ...........................                                       1,069,613,058
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 5.9%
    GOVERNMENT AGENCIES 4.5%
    Federal Home Loan Bank, 3.874% - 4.741%, 4/05/06 - 12/01/06 ...............  United States       42,050,000          41,551,646
  m U.S. Treasury Bills, 4/20/06 - 5/04/06 ....................................  United States       10,000,000           9,970,050
                                                                                                                     --------------
    TOTAL GOVERNMENT AGENCIES (COST $51,552,793) ..............................                                          51,521,696
                                                                                                                     --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
       (COST $878,049,438) ....................................................                                       1,121,134,754
                                                                                                                     --------------
n,o INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
    SECURITIES 1.4%
    REPURCHASE AGREEMENTS 1.4%
    Bank of America NA, 4.85%, 4/03/06 (Maturity Value $3,627,466)
      Collateralized by U.S. Government Agency Securities,
         5.00 - 5.50%, 2/01/34 - 3/01/36 ......................................  United States        3,626,000           3,626,000
    Citigroup Global, 4.82%, 4/03/06 (Maturity Value $3,001,205)
      Collateralized by m U.S. Government Agency Securities,
         0.00 - 6.25%, 7/24/06 - 4/15/32 ......................................  United States        3,000,000           3,000,000
    Deutsche Bank Government Securities Inc., 4.87%, 4/03/06
      (Maturity Value $3,001,218)
       Collateralized by m U.S. Government Agency Securities,
         0.00 - 10.00%, 5/01/06 - 5/15/47 .....................................  United States        3,000,000           3,000,000
    Goldman Sachs Group, 4.84%, 4/03/06 (Maturity Value $3,001, 210)
      Collateralized by U.S. Government Agency Securities,
         2.825 - 8.00%, 4/01/12 - 10/01/40 ....................................  United States        3,000,000           3,000,000
    Merrill Lynch Government Securities Inc., 4.85%, 4/03/06
      (Maturity Value $2,878,163)
       Collateralized by m U.S. Government Agency Securities,
         0.00 - 7.53%, 4/11/06 - 8/06/38 ......................................  United States        2,877,000           2,877,000
                                                                                                                     --------------


78 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    Mutual Discovery Securities Fund                                                 Country             Shares           Value
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
       SECURITIES (COST $15,503,000) ..........................................                                      $   15,503,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $893,552,438) 100.5% ..............................                                       1,136,637,754
    SECURITIES SOLD SHORT (1.6)% ..............................................                                         (18,581,046)
    NET UNREALIZED GAIN ON FORWARD EXCHANGE
     CONTRACTS 0.1% ...........................................................                                           1,493,082
    OTHER ASSETS, LESS LIABILITIES 1.0% .......................................                                          11,234,314
                                                                                                                     --------------
    NET ASSETS 100.0% .........................................................                                      $1,130,784,104
                                                                                                                     ==============
    SECURITIES SOLD SHORT 1.6%
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
    AT&T Inc. .................................................................  United States           25,200      $      681,408
                                                                                                                     --------------
    ELECTRIC UTILITIES 0.3%
    FPL Group Inc. ............................................................  United States           80,480           3,230,467
                                                                                                                     --------------
    FOOD & STAPLES RETAILING 0.0% h
    SUPERVALU Inc. ............................................................  United States            7,200             221,904
                                                                                                                     --------------
    FOOD PRODUCTS 0.2% h
    Kraft Foods Inc., A .......................................................  United States           64,580           1,957,420
                                                                                                                     --------------
    HEALTH CARE EQUIPMENT & SUPPLIES 0.1%
    Alcon Inc. ................................................................   Switzerland            11,300           1,178,138
                                                                                                                     --------------
    MEDIA 0.2%
    Pixar .....................................................................  United States           43,619           2,797,723
                                                                                                                     --------------
    METALS & MINING 0.2%
    United States Steel Corp. .................................................  United States           49,393           2,997,167
                                                                                                                     --------------
    OIL & GAS & CONSUMABLE FUELS 0.4%
    ConocoPhillips ............................................................  United States           70,510           4,452,707
                                                                                                                     --------------
    REAL ESTATE 0.1%
    Public Storage Inc. .......................................................  United States           13,100           1,064,112
                                                                                                                     --------------
    TOTAL SECURITIES SOLD SHORT (PROCEEDS $18,251,388) ........................                                      $   18,581,046
                                                                                                                     ==============

See Currency and Selected Portfolio Abbreviations on page 119.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2006, the aggregate value of these securities was $7,331,654, representing 0.65% of net assets.

c Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

d See Note 4 regarding restricted securities.

e A portion or all of the security is on loan as of March 31, 2006.

f See Note 7 regarding other considerations.

g Security segregated with broker for securities sold short.

h Rounds to less than 0.1% of net assets.

i The coupon rate shown represents the rate at period end.

j The principal amount is stated in U.S. dollars unless otherwise indicated.

k See Note 5 regarding unfunded loan commitments.

l Defaulted security.

m A portion or all of the security is traded on a discount basis with no stated coupon rate.

n At March 31, 2006, all repurchase agreements had been entered into on that date.

o Investment from cash collateral received for loaned securities.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 79

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
    MUTUAL SHARES SECURITIES FUND                                                   COUNTRY          CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 89.6%
    COMMON STOCKS AND OTHER EQUITY INTERESTS 87.2%
    AEROSPACE & DEFENSE 0.6%
  a GenCorp Inc. .............................................................   United States         273,900       $    5,628,645
    Northrop Grumman Corp. ...................................................   United States         267,950           18,298,306
                                                                                                                     --------------
                                                                                                                         23,926,951
                                                                                                                     --------------
    AIRLINES 0.4%
  a ACE Aviation Holdings Inc. ...............................................      Canada             569,263           16,594,059
a,b ACE Aviation Holdings Inc., A, 144A ......................................      Canada              29,545              861,239
a,c Air Canada Inc., Contingent Distribution .................................      Canada          89,884,400                   --
                                                                                                                     --------------
                                                                                                                         17,455,298
                                                                                                                     --------------
    AUTOMOBILES 0.1%
a,d International Automotive Components Group LLC ............................    Luxembourg         4,765,967            4,765,967
                                                                                                                     --------------
    BEVERAGES 2.4%
    Brown-Forman Corp., A ....................................................   United States           7,600              594,700
    Brown-Forman Corp., B ....................................................   United States          85,930            6,614,032
    Coca-Cola Enterprises Inc. ...............................................   United States       1,700,180           34,581,661
    Pernod Ricard SA .........................................................      France             315,624           60,459,028
                                                                                                                     --------------
                                                                                                                        102,249,421
                                                                                                                     --------------
    CAPITAL MARKETS 0.5%
    Bear Stearns Cos. Inc. ...................................................   United States         150,120           20,821,644
                                                                                                                     --------------
    CHEMICALS 0.5%
    Royal DSM NV .............................................................    Netherlands          497,413           22,708,440
                                                                                                                     --------------
    COMMERCIAL BANKS 9.9%
    Allied Irish Banks PLC ...................................................      Ireland          1,611,156           38,416,868
    Banca Intesa SpA .........................................................       Italy           8,469,391           50,589,265
    Bank of Ireland ..........................................................      Ireland          1,105,984           20,408,356
    BNP Paribas SA ...........................................................      France             200,900           18,657,410
a,b Centennial Bank Holdings Inc., 144A ......................................   United States         806,100            9,431,370
    Chinatrust Financial Holding Co. Ltd. ....................................      Taiwan          25,036,000           17,781,469
  e Danske Bank AS ...........................................................      Denmark            588,410           21,829,939
a,d Elephant Capital Holdings Ltd. ...........................................       Japan               4,653           11,271,253
    ForeningsSparbanken AB (Swedbank), A .....................................      Sweden           1,828,900           51,541,791
    Mitsubishi UFJ Financial Group Inc. ......................................       Japan               5,122           78,341,335
a,d NCB Warrant Holdings Ltd., A .............................................       Japan              23,570            3,806,555
    Societe Generale, A ......................................................      France             224,345           33,732,415
    Sumitomo Mitsui Financial Group Inc. .....................................       Japan               3,830           42,307,856
    Svenska Handelsbanken AB, A ..............................................      Sweden              83,800            2,329,362
    Wachovia Corp. ...........................................................   United States         388,850           21,795,042
                                                                                                                     --------------
                                                                                                                        422,240,286
                                                                                                                     --------------
    COMMERCIAL SERVICES & SUPPLIES 1.0%
    Cendant Corp. ............................................................   United States       1,311,240           22,750,014
  a Comdisco Holding Co. Inc. ................................................   United States              93                1,372
a,c Comdisco Holding Co. Inc., Contingent Distribution .......................   United States       8,175,255                   --


80 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
      MUTUAL SHARES SECURITIES FUND                                                 COUNTRY          CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
      Republic Services Inc. .................................................   United States         481,806       $   20,481,573
  a,c Safety Kleen Corp., Contingent Distribution ............................   United States          63,000                   --
                                                                                                                     --------------
                                                                                                                         43,232,959
                                                                                                                     --------------
      COMPUTERS & PERIPHERALS 2.4%
  a,d DecisionOne Corp. ......................................................   United States         108,227               77,166
    a Dell Inc. ..............................................................   United States         214,500            6,383,520
      International Business Machines Corp. ..................................   United States         486,150           40,092,791
    a Lexmark International Inc., A ..........................................   United States         760,590           34,515,574
    a Maxtor Corp. ...........................................................   United States       2,119,570           20,263,089
                                                                                                                     --------------
                                                                                                                        101,332,140
                                                                                                                     --------------
      CONSTRUCTION MATERIALS 0.2%
      Lafarge North America Inc. .............................................                          90,300            7,585,200
                                                                                                                     --------------
      CONTAINERS & PACKAGING 0.7%
      Temple-Inland Inc. .....................................................   United States         703,900           31,358,745
                                                                                                                     --------------
      DIVERSIFIED CONSUMER SERVICES 0.1%
      H&R Block Inc. .........................................................   United States         168,700            3,652,355
                                                                                                                     --------------
      DIVERSIFIED FINANCIAL SERVICES 1.7%
      Aeroplan Income Fund ...................................................       Canada            107,783            1,190,666
      Fortis .................................................................      Belgium          1,605,885           57,281,121
      Leucadia National Corp. ................................................   United States         277,245           16,540,437
  a,c Marconi Corp., Contingent Distribution .................................   United Kingdom      9,945,700                   --
                                                                                                                     --------------
                                                                                                                         75,012,224
                                                                                                                     --------------
      DIVERSIFIED TELECOMMUNICATION SERVICES 3.5%
a,d,f AboveNet Inc. ..........................................................   United States          56,216            1,347,127
a,c,f AboveNet Inc., Contingent Distribution .................................   United States       8,697,000                   --
a,d,f AboveNet Inc., wts., 9/08/08 ...........................................   United States           2,231               32,126
a,d,f AboveNet Inc., wts., 9/08/10 ...........................................   United States           2,625               29,400
      Belgacom ...............................................................      Belgium            229,633            7,342,314
      BellSouth Corp. ........................................................   United States         121,700            4,216,905
      Chunghwa Telecom Co. Ltd., ADR .........................................       Taiwan            512,620           10,042,226
  a,c Global Crossing Holdings Ltd., Contingent Distribution .................   United States       9,005,048                   --
      Koninklijke (Royal) KPN NV .............................................    Netherlands          726,800            8,189,495
    a NTL Inc. ...............................................................   United Kingdom      1,170,282           34,066,912
      Sprint Nextel Corp. ....................................................   United States         624,539           16,138,088
      Verizon Communications Inc. ............................................   United States       2,059,266           70,138,600
                                                                                                                     --------------
                                                                                                                        151,543,193
                                                                                                                     --------------
      ELECTRIC UTILITIES 0.4%
      E.ON AG ................................................................      Germany            117,600           12,944,686
      Endesa SA ..............................................................       Spain             124,964            4,033,466
  a,b Entegra/Union Power, 144A ..............................................   United States             745                   --
                                                                                                                     --------------
                                                                                                                         16,978,152
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 81

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
      MUTUAL SHARES SECURITIES FUND                                                 COUNTRY          CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      FOOD & STAPLES RETAILING 1.8%
      Albertson's Inc. .......................................................   United States         365,220       $    9,375,198
      Carrefour SA ...........................................................       France            599,568           31,890,566
    a Kroger Co. .............................................................   United States       1,818,700           37,028,732
                                                                                                                     --------------
                                                                                                                         78,294,496
                                                                                                                     --------------
      FOOD PRODUCTS 4.1%
      Cadbury Schweppes PLC ..................................................   United Kingdom      1,900,794           18,878,536
      General Mills Inc. .....................................................   United States         287,200           14,555,296
      Groupe Danone ..........................................................       France            154,938           18,978,783
      Nestle SA ..............................................................    Switzerland          163,787           48,599,248
      Orkla ASA ..............................................................       Norway          1,490,260           73,878,779
                                                                                                                     --------------
                                                                                                                        174,890,642
                                                                                                                     --------------
      HEALTH CARE EQUIPMENT & SUPPLIES 1.9%
      Boston Scientific Corp. ................................................   United States         457,210           10,538,691
      Guidant Corp. ..........................................................   United States         544,800           42,527,088
      Hillenbrand Industries Inc. ............................................   United States         493,700           27,148,563
                                                                                                                     --------------
                                                                                                                         80,214,342
                                                                                                                     --------------
      HEALTH CARE PROVIDERS & SERVICES 0.2%
a,d,f Kindred Healthcare Inc. ................................................   United States         169,244            4,043,662
a,d,f Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ......................   United States             100                1,482
a,d,f Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 .....................   United States              66                   --
a,d,f Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 .....................   United States             134                   --
a,d,f Kindred Healthcare Inc., Jan. 27.90 Calls, 1/10/15 .....................   United States              28                   --
a,d,f Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 .....................   United States             450                   64
      MDS Inc. ...............................................................       Canada            240,900            4,336,303
                                                                                                                     --------------
                                                                                                                          8,381,511
                                                                                                                     --------------
      HOTELS, RESTAURANTS & LEISURE 0.7%
    a FHC Delaware Inc. ......................................................   United States         139,062              483,366
      Ladbrokes PLC ..........................................................   United Kingdom      2,968,537           20,063,575
  a,c Trump Atlantic, Contingent Distribution ................................   United States      10,786,000              409,652
    a Trump Entertainment Resorts Inc. .......................................   United States         375,490            6,954,075
                                                                                                                     --------------
                                                                                                                         27,910,668
                                                                                                                     --------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
      Constellation Energy Group .............................................   United States         331,790           18,152,231
                                                                                                                     --------------
      INDUSTRIAL CONGLOMERATES 3.1%
      Keppel Corp. Ltd. ......................................................     Singapore         1,990,793           17,002,162
      Siemens AG .............................................................      Germany            432,537           40,316,077
      Tyco International Ltd. ................................................   United States       2,765,820           74,345,241
                                                                                                                     --------------
                                                                                                                        131,663,480
                                                                                                                     --------------
      INSURANCE 8.8%
    a Alleghany Corp. ........................................................   United States          22,885            6,625,126
    a Berkshire Hathaway Inc., A .............................................   United States             151           13,642,850


82 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
    MUTUAL SHARES SECURITIES FUND                                                   COUNTRY          CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    INSURANCE (CONTINUED)
  a Berkshire Hathaway Inc., B ...............................................   United States          42,667       $  128,513,004
    Hartford Financial Services Group Inc. ...................................   United States         579,200           46,654,560
    Montpelier Re Holdings Ltd. ..............................................      Bermuda            155,447            2,533,786
    Nationwide Financial Services Inc., A ....................................   United States         840,600           36,162,612
    Old Republic International Corp. .........................................   United States       2,374,625           51,814,318
a,d Olympus Re Holdings Ltd. .................................................      Bermuda             16,280              102,401
    Prudential Financial Inc. ................................................   United States         191,900           14,547,939
    White Mountains Insurance Group Ltd. .....................................   United States         130,649           77,670,831
                                                                                                                     --------------
                                                                                                                        378,267,427
                                                                                                                     --------------
    LEISURE EQUIPMENT & PRODUCTS 0.6%
    Mattel Inc. ..............................................................   United States       1,414,030           25,636,364
                                                                                                                     --------------
    MACHINERY 1.2%
    Deere & Co. ..............................................................   United States         438,340           34,650,777
    Federal Signal Corp. .....................................................   United States         949,100           17,558,350
                                                                                                                     --------------
                                                                                                                         52,209,127
                                                                                                                     --------------
    MEDIA 7.7%
  a Cablevision Systems Corp., A .............................................   United States       1,068,100           28,518,270
    CBS Corp., B .............................................................   United States         219,450            5,262,411
    Clear Channel Communications Inc. ........................................   United States       1,183,600           34,336,236
  a Comcast Corp., A .........................................................   United States       1,434,800           37,476,976
  a EchoStar Communications Corp., A .........................................   United States         293,400            8,763,858
  d Hollinger International Inc., A ..........................................   United States         610,420            4,859,554
    Knight Ridder Inc. .......................................................   United States         115,200            7,281,792
  a Liberty Media Corp., A ...................................................   United States       4,245,690           34,857,115
    Mediaset SpA .............................................................       Italy             176,044            2,071,520
    News Corp., A ............................................................   United States       3,827,300           63,571,453
    Time Warner Inc. .........................................................   United States       2,895,270           48,611,583
  a TVMAX Holdings Inc. ......................................................   United States          35,609               35,609
  a Viacom Inc., B ...........................................................   United States         239,650            9,298,420
    The Walt Disney Co. ......................................................   United States         398,990           11,127,831
    Washington Post Co., B ...................................................   United States          41,469           32,211,046
                                                                                                                     --------------
                                                                                                                        328,283,674
                                                                                                                     --------------
    METALS & MINING 3.8%
    Acerinox SA ..............................................................       Spain              79,020            1,293,456
    Anglo American PLC .......................................................   South Africa        2,174,837           83,757,844
    Arcelor ..................................................................    Luxembourg           642,390           25,318,741
    Barrick Gold Corp. .......................................................      Canada             533,703           14,521,034
  a Glamis Gold Ltd. .........................................................      Canada             151,600            4,946,230
    Goldcorp Inc. ............................................................      Canada             249,875            7,311,077
  a Goldcorp Inc., wts., 5/30/07 .............................................      Canada             221,465            1,302,902


                                        Quarterly Statements of Investments | 83

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
    MUTUAL SHARES SECURITIES FUND                                                   COUNTRY          CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    METALS & MINING (CONTINUED)
  a Harmony Gold Mining Co. Ltd., ADR ........................................   South Africa           78,610       $    1,248,327
    Newmont Mining Corp. .....................................................   United States         401,200           20,818,268
                                                                                                                     --------------
                                                                                                                        160,517,879
                                                                                                                     --------------
    MULTI-UTILITIES & UNREGULATED POWER 0.8%
    NorthWestern Corp. .......................................................   United States         111,130            3,460,588
a,c NorthWestern Corp., Contingent Distribution ..............................   United States       3,365,650              261,005
  a NorthWestern Corp., wts., 11/01/07 .......................................   United States           6,338               35,810
    RWE AG ...................................................................      Germany            201,346           17,540,064
    Suez SA ..................................................................      France             327,350           12,897,993
                                                                                                                     --------------
                                                                                                                         34,195,460
                                                                                                                     --------------
    MULTILINE RETAIL 0.3%
  a Sears Holdings Corp. .....................................................   United States          89,500           11,835,480
                                                                                                                     --------------
    OIL, GAS & CONSUMABLE FUELS 4.0%
a,d Anchor Resources LLC .....................................................   United States           6,820                   --
    BP PLC ...................................................................   United Kingdom        803,000            9,216,250
    BP PLC, ADR ..............................................................   United Kingdom          5,100              351,594
    Burlington Resources Inc. ................................................   United States         444,370           40,842,047
    Massey Energy Co. ........................................................   United States         397,262           14,329,240
    Oil & Natural Gas Corp. Ltd. .............................................       India             514,700           15,146,059
  a OPTI Canada Inc. .........................................................      Canada           1,448,078           54,897,378
    Pogo Producing Co. .......................................................   United States         317,700           15,964,425
    Total SA, B ..............................................................      France              76,970           20,302,017
                                                                                                                     --------------
                                                                                                                        171,049,010
                                                                                                                     --------------
    PAPER & FOREST PRODUCTS 3.1%
    International Paper Co. ..................................................   United States       1,181,000           40,827,170
    Weyerhaeuser Co. .........................................................   United States       1,292,100           93,586,803
                                                                                                                     --------------
                                                                                                                        134,413,973
                                                                                                                     --------------
    PHARMACEUTICALS 4.1%
    Bristol-Myers Squibb Co. .................................................   United States       2,193,470           53,981,297
    Merck & Co Inc. ..........................................................   United States         273,700            9,642,451
    Merck KGaA ...............................................................      Germany             10,700            1,016,646
    Pfizer Inc. ..............................................................   United States       2,353,330           58,644,984
    Sanofi-Aventis ...........................................................      France             173,657           16,516,621
    Schering AG ..............................................................      Germany              3,200              332,579
    Valeant Pharmaceuticals International ....................................   United States       1,144,800           18,145,080
    Wyeth ....................................................................   United States         347,100           16,841,292
                                                                                                                     --------------
                                                                                                                        175,120,950
                                                                                                                     --------------
    REAL ESTATE 0.8%
  a Alexander's Inc. .........................................................   United States           7,800            2,254,200
    Canary Wharf Group PLC ...................................................   United Kingdom      1,535,898            8,088,575
  b Fieldstone Investment Corp., 144A ........................................   United States         226,913            2,677,573


84 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
    MUTUAL SHARES SECURITIES FUND                                                   COUNTRY          CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    REAL ESTATE (CONTINUED)
    Potlatch Corp. ...........................................................   United States          79,914       $    3,423,516
a,d Security Capital European Realty .........................................    Luxembourg             1,120                8,185
    Shurgard Storage Centers Inc., A .........................................   United States          69,000            4,597,470
    The St. Joe Co. ..........................................................   United States         160,000           10,054,400
    Swire Pacific Ltd., A ....................................................     Hong Kong            66,448              650,397
    Swire Pacific Ltd., B ....................................................     Hong Kong         1,240,896            2,254,881
    Ventas Inc. ..............................................................   United States          59,000            1,957,620
                                                                                                                     --------------
                                                                                                                         35,966,817
                                                                                                                     --------------
    ROAD & RAIL 1.2%
  d Florida East Coast Industries Inc. .......................................   United States       1,001,113           51,261,991
                                                                                                                     --------------
    SOFTWARE 0.9%
    Microsoft Corp. ..........................................................   United States       1,489,100           40,518,411
                                                                                                                     --------------
    SPECIALTY RETAIL 0.1%
    Sherwin-Williams Co. .....................................................   United States          52,100            2,575,824
                                                                                                                     --------------
    THRIFTS & MORTGAGE FINANCE 2.3%
    Countrywide Financial Corp. ..............................................   United States         473,922           17,392,937
    Hudson City Bancorp Inc. .................................................   United States       2,322,253           30,862,742
    Sovereign Bancorp Inc. ...................................................   United States       1,457,200           31,927,252
    Washington Mutual Inc. ...................................................   United States         464,230           19,785,483
                                                                                                                     --------------
                                                                                                                         99,968,414
                                                                                                                     --------------
    TOBACCO 10.9%
    Altadis SA ...............................................................       Spain           1,573,026           70,517,497
    Altria Group Inc. ........................................................   United States         876,587           62,114,955
    British American Tobacco PLC .............................................   United Kingdom      5,486,867          132,808,063
    British American Tobacco PLC, ADR ........................................   United Kingdom          4,300              208,980
    Imperial Tobacco Group PLC ...............................................   United Kingdom      2,140,709           63,449,528
    KT&G Corp. ...............................................................    South Korea          675,660           38,106,487
  b KT&G Corp., GDR, 144A ....................................................    South Korea          871,300           24,832,050
    Reynolds American Inc. ...................................................   United States         684,800           72,246,400
                                                                                                                     --------------
                                                                                                                        464,283,960
                                                                                                                     --------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
      (COST $2,933,883,832) ..................................................                                        3,730,475,106
                                                                                                                     --------------
    PREFERRED STOCKS 0.3%
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% g
  d PTV Inc., 10.00%, pfd., A ................................................   United Kingdom         17,300               33,043
                                                                                                                     --------------
    METALS & MINING 0.3%
d,f Esmark Inc., 10.00%, cvt. pfd., A ........................................   United States          12,918           13,917,853
                                                                                                                     --------------
    TOTAL PREFERRED STOCKS (COST $12,969,900) ................................                                           13,950,896
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 85

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  MUTUAL SHARES SECURITIES FUND                                                     COUNTRY      PRINCIPAL AMOUNT k      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS & NOTES 1.0%
b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .................           Canada          1,266,000 CAD   $    1,066,519
h Collins & Aikman Products Co.,
    Revolver, FRN, 11.00%, 8/31/09 .......................................       United States         279,153              267,987
    Tranche B1 Term Loan, FRN, 11.00%, 8/31/11 ...........................       United States         655,200              622,440
b Dana Credit Corp., 144A, 8.375%, 8/15/07 ...............................       United States         105,000              100,275
b DecisionOne Corp., 144A, 12.00%, 4/15/10 ...............................       United States         118,550              118,550
  Entegra/Union Power,
    Term Loan A, 4.00%, 6/01/12 ..........................................       United States          74,507               80,467
    Term Loan B, 9.00%, 6/01/20 ..........................................       United States          71,747               77,487
  Eurotunnel PLC,
    Participating Loan Note, 1.00%, 4/30/40 ..............................       United Kingdom         58,000 GBP           14,099
  h S8 Tier 1 Stabilization Advance, FRN, 5.840%, 3/15/26 ................       United Kingdom         89,093 GBP           37,127
b,h Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%, 12/15/12 ...........       United Kingdom        205,700 GBP          345,559
  h Tier 2, FRN, 5.863%, 12/31/18 ........................................       United Kingdom        584,056 GBP          932,996
  h Tier 3, FRN, 5.895%, 12/31/25 ........................................       United Kingdom      8,725,540 GBP        9,014,601
  Eurotunnel SA,
    Senior Tranche H1 Term Loan (KfW Advance), 8.78%, 12/15/12 ...........           France            333,300 EUR          390,702
  h S6 Tier 1 Stabilization Advance (PIBOR), FRN, 3.925%, 3/15/26 ........           France             12,344 EUR            3,589
  h S7 Tier 1 Stabilization Advance (PIBOR), FRN, 3.926%, 3/15/26 ........           France             55,505 EUR           16,140
  h Tier 2 (LIBOR), FRN, 3.903%, 12/31/18 ................................           France             60,952 EUR           67,941
  h Tier 2 (PIBOR), FRN, 3.925%, 12/31/18 ................................           France             45,056 EUR           50,222
  h Tier 3 (LIBOR), FRN, 3.903%, 12/31/25 ................................           France          2,036,795 EUR        1,468,330
  h Tier 3 (LIBOR), FRN, 3.926%, 12/31/25 ................................           France          9,159,534 EUR        6,603,126
h Motor Coach Industries International Inc., FRN, 17.81%,
  12/01/08 ...............................................................       United States      11,646,863           11,355,692
  Trump Entertaiment Resorts Inc., 8.50%, 5/20/15 ........................       United States       7,730,630            7,556,691
  TVMAX Holdings Inc., PIK,
    11.50%, 05/31/06 .....................................................       United States          30,128               30,128
  i 14.00%, 05/31/06 .....................................................       United States         139,768              139,768
                                                                                                                     --------------
  TOTAL CORPORATE BONDS & NOTES (COST $41,069,943) .......................                                               40,360,436
                                                                                                                     --------------
  CORPORATE BONDS & NOTES IN REORGANIZATION 1.1%
j Adelphia Communications Corp.,
    9.25%, 10/01/02 ......................................................       United States       3,536,000            2,068,560
    8.125%, 7/15/03 ......................................................       United States       1,895,000            1,137,000
    7.50%, 1/15/04 .......................................................       United States         350,000              208,250
    10.50%, 7/15/04 ......................................................       United States       5,577,000            3,346,200
    9.875%, 3/01/05 ......................................................       United States         504,000              299,880
    10.25%, 11/01/06 .....................................................       United States       1,823,000            1,066,455
    9.875%, 3/01/07 ......................................................       United States         242,000              143,990
    8.375%, 2/01/08 ......................................................       United States       1,238,000              736,610
    7.75%, 1/15/09 .......................................................       United States       2,918,000            1,736,210
    7.875%, 5/01/09 ......................................................       United States       3,372,000            1,972,620
    9.375%, 11/15/09 .....................................................       United States       3,572,000            2,196,780
    10.875%, 10/01/10 ....................................................       United States       1,611,000              958,545
    10.25%, 6/15/11 ......................................................       United States       2,227,000            1,414,145
    B, 9.50%, 2/15/04 ....................................................       United States       1,000,000              590,000


86 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    MUTUAL SHARES SECURITIES FUND                                                   COUNTRY      PRINCIPAL AMOUNT k      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
  j Armstrong World Industries Inc.,
      6.35%, 8/15/03 .........................................................   United States       4,322,000       $    3,047,010
      6.50%, 8/15/05 .........................................................   United States         443,000              312,315
      9.75%, 4/15/08 .........................................................   United States       1,165,000              832,975
      7.45%, 5/15/29 .........................................................   United States         693,000              485,100
      Revolver, 10/29/03 .....................................................   United States         888,525              610,861
      Trade Claim ............................................................   United States       2,382,700            1,614,279
b,j Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 .................   United States         625,000              576,563
  j Century Communications Corp.,
      8.875%, 1/15/07 ........................................................   United States         115,000              112,700
      8.75%, 10/01/07 ........................................................   United States       1,145,000            1,093,475
      8.375%, 12/15/07 .......................................................   United States          90,000               87,750
      senior note, 9.50%, 3/01/05 ............................................   United States         245,000              241,325
      Series B, zero cpn., 1/15/08 ...........................................   United States       1,735,000              997,625
      zero cpn., 3/15/03 .....................................................   United States       2,157,000            1,876,590
  j Dana Corp.,
      5.85%, 1/15/15 .........................................................   United States       6,584,000            5,003,840
      7.00%, 3/01/29 .........................................................   United States       1,560,000            1,185,600
  j Owens Corning,
      Revolver, 6/26/02 ......................................................   United States       6,643,785           10,098,553
      Revolver, 6/26/02 ......................................................   United States         945,000            1,455,300
  j Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ..................   United States           5,000                    5
                                                                                                                     --------------
    TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
     (COST $47,275,944) ......................................................                                           47,507,111
                                                                                                                     --------------

                                                                                                 ------------------
                                                                                                      SHARES/
                                                                                                 PRINCIPAL AMOUNT k
                                                                                                 ------------------
    COMPANIES IN LIQUIDATION 0.0% g
  a Peregrine Investments Holdings Ltd., 6.70%, 1/15/98 ......................     Hong Kong         5,000,000 JPY              319
  a PIV Investment Finance (Cayman) Ltd. .....................................     Hong Kong        12,200,000              244,000
                                                                                                                     --------------
    TOTAL COMPANIES IN LIQUIDATION (COST $0) .................................                                              244,319
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $3,035,199,619) ........................                                        3,832,537,868
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 9.5%
    GOVERNMENT AGENCIES 6.9%
l,m Federal Home Loan Bank, 0.00 - 3.60%, 4/03/06 - 1/26/07 ..................   United States     275,712,000          272,025,327
    Federal Home Loan Mortgage Corp., 2.50%, 5/19/06 .........................   United States       5,000,000            4,984,055
  m U.S Treasury Bills, 4/20/06 - 5/04/06 ....................................   United States      17,500,000           17,445,445
                                                                                                                     --------------
    TOTAL GOVERNMENT AGENCIES (COST $295,159,420) ............................                                          294,454,827
                                                                                                                     --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
     (COST $3,330,359,039) ...................................................                                        4,126,992,695
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 87

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    MUTUAL SHARES SECURITIES FUND                                                   COUNTRY      PRINCIPAL AMOUNT k       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
  n REPURCHASE AGREEMENTS (COST $89,000,000) 2.1%
    Merrill Lynch & Co., 4.40%, 4/03/06
      (Maturity Value $87,032,633) ...........................................   United States      89,000,000       $   89,000,000
                                                                                                                     --------------
        Collateralized by U.S. Government Agency Securities, 2.75 - 4.625%,
          1/18/08 - 5/15/09
n,o INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
      SECURITIES 0.5%
    REPURCHASE AGREEMENTS 0.5%
    Bank of America LLC, 4.85%, 4/03/06
      (Maturity Value $4,397,777) ............................................   United States       4,396,000            4,396,000
        Collateralized by U.S. Government Agency Securities, 5.00 - 5.50%,
         2/01/34 - 3/01/36
    Citigroup Global Markets Inc., 4.82%, 4/03/06
      (Maturity Value $4,001,607) ............................................   United States       4,000,000            4,000,000
        Collateralized by m U.S. Government Agency Securities,
         0.00 - 6.25%, 7/27/06 - 4/15/32
    Deutsche Bank Securities Inc., 4.87%, 4/03/06
      (Maturity Value $4,001,623) ............................................   United States       4,000,000            4,000,000
        Collateralized by m U.S. Government Agency Securities,
         0.00 - 10.00%, 4/06/06 - 5/15/47
    Goldman Sachs & Co., 4.84%, 4/03/06
      (Maturity Value $4,001,613) ............................................   United States       4,000,000            4,000,000
        Collateralized by U.S. Government Agency Securities,
         2.825 - 8.00%, 6/01/09 - 10/01/40
    Merrill Lynch Government Securities Inc., 4.85%, 4/03/06
      (Maturity Value $4,185,691) ............................................   United States       4,184,000            4,184,000
        Collateralized by m U.S. Government Agency Securities, 0.00 - 7.53%,
         4/11/06 - 9/08/28
                                                                                                                     --------------
    TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
      SECURITIES (COST $20,580,000) ..........................................                                           20,580,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $3,439,939,039) 99.1% ............................                                        4,236,572,695
    SECURITIES SOLD SHORT (2.6)% .............................................                                         (109,748,130)
    NET UNREALIZED GAIN ON FORWARD EXCHANGE
      CONTRACTS 0.1% .........................................................                                            4,936,493
    OTHER ASSETS, LESS LIABILITIES 1.3% ......................................                                          145,409,112
                                                                                                                     --------------
    NET ASSETS 100.0% ........................................................                                       $4,277,170,170
                                                                                                                     --------------

                                                                                                       ------
                                                                                                       SHARES
                                                                                                       ------
    SECURITIES SOLD SHORT 2.6%

    COMPUTERS & PERIPHERALS 0.5%
    Seagate Technology .......................................................   United States         784,240       $   20,649,039
                                                                                                                     --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
    AT&T Inc. ................................................................   United States         161,800            4,375,072
                                                                                                                     --------------


88 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  MUTUAL SHARES SECURITIES FUND                                                     COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SECURITIES SOLD SHORT (CONTINUED)
  ELECTRIC UTILITIES 0.4%
  FPL Group Inc. .............................................................   United States         479,190       $   19,234,687
                                                                                                                     --------------
  FOOD & STAPLES RETAILING 0.0%
  SUPERVALU Inc. .............................................................   United States          65,900            2,031,038
                                                                                                                     --------------
  FOOD PRODUCTS 0.3%
  Kraft Foods Inc., A ........................................................   United States         363,654           11,022,353
                                                                                                                     --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.1%
  Alcon Inc. .................................................................    Switzerland           46,700            4,868,942
                                                                                                                     --------------
  MEDIA 0.3%
  Pixar ......................................................................   United States         173,480           11,127,007
                                                                                                                     --------------
  METALS & MINING 0.3%
  United States Steel Corp. ..................................................   United States         192,800           11,699,104
                                                                                                                     --------------
  OIL & GAS & CONSUMABLE FUELS 0.5%
  ConocoPhillips .............................................................   United States         320,570           20,243,996
                                                                                                                     --------------
  REAL ESTATE 0.1%
  Public Storage Inc. ........................................................   United States          55,360            4,496,892
                                                                                                                     --------------
  TOTAL SECURITIES SOLD SHORT (PROCEEDS $104,505,446) ........................                                       $  109,748,130
                                                                                                                     --------------

See Currency and Selected Portfolio Abbreviations on page 119.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2006, the aggregate value of these securities was $40,009,698, representing 0.94% of net assets.

c Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

d See Note 4 regarding restricted securities.

e A portion or all of the security is on loan as of March 31, 2006.

f See Note 7 regarding other considerations.

g Rounds to less than 0.1% of net assets.

h The coupon rate shown represents the rate at period end.

i See Note 5 regarding unfunded loan commitments.

j Defaulted security.

k The principal amount is stated in U.S. dollars unless otherwise indicated.

l Security segregated with broker for securities sold short.

m A portion or all of the security is traded on a discount basis with no stated coupon rate.

n At March 31, 2006, all repurchase agreements had been entered into on that date.

o Investment from cash collateral received for loaned securities.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 89

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                             INDUSTRY               SHARES/RIGHTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 96.9%
    ARGENTINA 0.1%
  a Banco Macro Bansud SA, ADR ..................................          Commercial Banks               45,200    $     1,036,436
  a BBVA Banco Frances SA, ADR ..................................          Commercial Banks               15,575            123,042
  a Grupo Financiero Galicia SA, ADR ............................          Commercial Banks              112,200            865,062
                                                                                                                    ---------------
                                                                                                                          2,024,540
                                                                                                                    ---------------
    AUSTRIA 0.5%
    Wienerberger AG .............................................         Building Products              155,800          7,833,842
                                                                                                                    ---------------
    BRAZIL 9.3%
    Banco Bradesco SA, ADR, pfd. ................................          Commercial Banks              818,772         29,402,102
    Braskem SA, pfd., A .........................................             Chemicals                  476,965          3,542,352
    Centrais Eletricas Brasileiras SA ...........................             Chemicals              579,624,764         13,018,523
    Companhia de Bebidas das Americas (AmBev) ...................             Beverages               12,631,000          4,760,268
    Companhia Vale do Rio Doce, ADR, pfd., A  ...................          Metals & Mining               682,050         29,485,021
    Petroleo Brasileiro SA, ADR, pfd. ...........................    Oil, Gas & Consumable Fuels         486,022         38,808,857
    Souza Cruz SA ...............................................              Tobacco                   848,825         12,909,336
    Suzano Bahia Sul Papel e Celulose SA, pfd., A ...............      Paper & Forest Products           589,854          4,027,476
    Unibanco - Uniao de Bancos Brasileiros SA, GDR, pfd. ........          Commercial Banks               98,200          7,257,962
    Usinas Siderurgicas de Minas Gerais SA, pfd., A .............          Metals & Mining                88,800          3,283,207
    Votorantim Celulose e Papel SA, ADR, pfd. ...................       Paper & Forest Products            92,500         1,496,650
                                                                                                                    ---------------
                                                                                                                        147,991,754
                                                                                                                    ---------------
    CHINA 12.7%
    Aluminum Corp. of China Ltd., H .............................          Metals & Mining            17,636,000         18,637,300
    Anhui Conch Cement Co. Ltd., H ..............................       Construction Materials         4,080,000          5,889,077
  a China Construction Bank, H ..................................          Commercial Banks              860,000            401,768
a,b China Construction Bank, H, 144A ............................          Commercial Banks           21,873,000         10,218,460
    China International Marine Containers (Group) Co. Ltd., B ...             Machinery                1,047,628          1,030,151
  a China Life Insurance Co. Ltd., H ............................             Insurance                1,908,000          2,409,758
    China Mobile (Hong Kong) Ltd. ...............................     Wireless Telecommunication
                                                                               Services                4,820,000         25,313,006
    China Resources Enterprise Ltd. .............................            Distributors              3,482,000          7,179,890
  a China Shenhua Energy Co. Ltd., H ............................    Oil, Gas & Consumable Fuels       4,232,000          7,444,703
    China Travel International Investment Hong Kong Ltd. ........    Hotels Restaurants & Leisure     22,802,000          5,789,062
    Chongqing Changan Automobile Co. Ltd., B ....................            Automobiles               2,386,800          1,168,877
    Citic Pacific Ltd. ..........................................      Industrial Conglomerates        1,385,959          4,161,744
    CNOOC Ltd. ..................................................    Oil, Gas & Consumable Fuels      25,890,000          20,019,460
    Datang International Power Generation Co. Ltd., H ...........    Independent Power Producers
                                                                           & Energy Traders            6,770,000          4,275,174
    Denway Motors Ltd. ..........................................            Automobiles              22,910,234          8,931,491
    GOME Electrical Appliances Holdings Ltd. ....................          Specialty Retail            3,940,000          4,392,193
    Huadian Power International Corp. Ltd., H ...................    Independent Power Producers
                                                                           & Energy Traders           13,384,000          3,579,094
    Huaneng Power International Inc., H .........................    Independent Power Producers
                                                                           & Energy Traders            9,164,000          6,259,361


90 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON DEVELOPING MARKETS SECURITIES FUND                               INDUSTRY               SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CHINA (CONTINUED)
  PetroChina Co. Ltd., H ......................................      Oil, Gas & Consumable Fuels      42,498,000     $    44,363,170
b PetroChina Co. Ltd., H, 144A ................................      Oil, Gas & Consumable Fuels       7,682,000           8,019,151
  Shanghai Industrial Holdings Ltd. ...........................        Industrial Conglomerates        3,982,000           8,364,846
  TCL Multimedia Technology Holdings Ltd. .....................           Household Durables           1,931,689             301,225
  Travelsky Technology Ltd., H ................................              IT Services               3,811,000           4,051,930
                                                                                                                     ---------------
                                                                                                                         202,200,891
                                                                                                                     ---------------
  CROATIA 0.7%
c Pliva d.d., GDR, Reg S ......................................            Pharmaceuticals               601,600          11,598,848
                                                                                                                     ---------------
  CZECH REPUBLIC 0.1%
  Philip Morris CR AS .........................................                Tobacco                     1,965           1,343,422
                                                                                                                     ---------------
  FINLAND 0.5%
  Nokian Renkaat OYJ ..........................................            Auto Components               481,190           8,482,793
                                                                                                                     ---------------
  HONG KONG 1.4%
  Cheung Kong (Holdings) Ltd. .................................              Real Estate               1,184,000          12,550,374
  Cheung Kong Infrastructure Holdings Ltd. ....................           Electric Utilities             572,000           1,817,113
  Dairy Farm International Holdings Ltd. ......................        Food & Staples Retailing        1,153,633           4,037,716
  Hopewell Holdings Ltd. ......................................     Transportation Infrastructure        415,000           1,203,371
  MTR Corp. Ltd. ..............................................              Road & Rail               1,665,885           3,757,095
                                                                                                                     ---------------
                                                                                                                          23,365,669
                                                                                                                     ---------------
  HUNGARY 3.3%
  BorsodChem Rt. ..............................................               Chemicals                  272,447           3,063,029
  Gedeon Richter Ltd. .........................................            Pharmaceuticals                50,356          10,144,220
  Magyar Telekom Telecommunications ...........................     Diversified Telecommunication
                                                                               Services                2,476,900          11,081,945
  MOL Magyar Olaj-es Gazipari Rt. .............................      Oil, Gas & Consumable Fuels         189,190          19,399,094
  OTP Bank ....................................................            Commercial Banks              255,201           8,847,483
                                                                                                                     ---------------
                                                                                                                          52,535,771
                                                                                                                     ---------------

  INDIA 3.3%
  Gail India Ltd. .............................................             Gas Utilities                867,330           6,202,871
  Himatsingka Seide Ltd. ......................................          Textiles, Apparel &
                                                                            Luxury Goods                 753,000           2,813,174
  Hindalco Industries Inc. ....................................            Metals & Mining             1,841,900           7,551,790
  Hindustan Lever Ltd. ........................................           Household Products             595,500           3,643,925
  Hindustan Petroleum Corp. Ltd. ..............................      Oil, Gas & Consumable Fuels       1,547,564          11,229,403
  Indian Oil Corp. Ltd. .......................................      Oil, Gas & Consumable Fuels         245,296           3,219,992
  Oil & Natural Gas Corp. Ltd. ................................      Oil, Gas & Consumable Fuels         326,279           9,601,401
  Ranbaxy Laboratories Ltd. ...................................            Pharmaceuticals                46,000             446,148
  Reliance Industries Ltd. ....................................      Oil, Gas & Consumable Fuels         330,100           5,906,565
  Tata Tea Ltd. ...............................................             Food Products                101,872           1,986,962
                                                                                                                     ---------------
                                                                                                                          52,602,231
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 91

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON DEVELOPING MARKETS SECURITIES FUND                               INDUSTRY               SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  INDONESIA 0.8%
  PT Astra International Tbk ..................................              Automobiles              6,779,000     $     8,392,621
  PT Bank Danamon Indonesia Tbk ...............................            Commercial Banks           9,131,000           4,823,242
                                                                                                                    ---------------
                                                                                                                         13,215,863
                                                                                                                    ---------------
  ISRAEL 0.5%
a Check Point Software Technologies Ltd. ......................                Software                 360,983           7,226,880
a Israel Discount Bank ........................................            Commercial Banks             675,000           1,278,335
                                                                                                                    ---------------
                                                                                                                          8,505,215
                                                                                                                    ---------------
  LUXEMBOURG 0.0% d
a Ternium SA, ADR .............................................            Metals & Mining               21,000             595,350
                                                                                                                    ---------------
  MALAYSIA 2.0%
  Kuala Lumpur Kepong Bhd. ....................................             Food Products               460,000           1,174,011
  Maxis Communications Bhd. ...................................       Wireless Telecommunication
                                                                              Services                5,242,000          12,382,341
  Resorts World Bhd. ..........................................      Hotels Restaurants & Leisure     2,046,000           7,332,736
  Sime Darby Bhd. .............................................        Industrial Conglomerates       4,698,700           7,782,050
  Tanjong PLC .................................................      Hotels Restaurants & Leisure       513,000           2,033,559
  YTL Power International Bhd. ................................            Water Utilities            2,582,736           1,521,690
                                                                                                                    ---------------
                                                                                                                         32,226,387
                                                                                                                    ---------------
  MEXICO 3.3%
  Alfa SA .....................................................        Industrial Conglomerates          58,746             335,445
  America Movil SA de CV, L, ADR ..............................       Wireless Telecommunication
                                                                              Services                  232,400           7,962,024
  Fomento Economico Mexicano SA de CV, ADR ....................               Beverages                 150,592          13,803,263
  Grupo Bimbo SA de CV, A .....................................             Food Products               668,764           2,187,732
a Grupo Televisa SA .........................................                   Media                   703,034           2,784,357
  Kimberly Clark de Mexico SA de CV, A ........................           Household Products          4,538,033          15,516,674
  Telefonos de Mexico SA de CV, L, ADR ........................     Diversified Telecommunication
                                                                               Services                 467,364          10,506,343
a Wal-Mart de Mexico SA de CV, V ..............................        Food & Staples Retailing          30,000              79,393
                                                                                                                    ---------------
                                                                                                                         53,175,231
                                                                                                                    ---------------
  PANAMA 0.3%
  Banco Latinoamericano de Exportaciones SA, E ................            Commercial Banks             230,200           3,915,702
                                                                                                                    ---------------
  PHILIPPINES 0.4%
  San Miguel Corp., B .........................................               Beverages               4,263,893           6,758,813
                                                                                                                    ---------------
  POLAND 1.2%
  Polski Koncern Naftowy Orlen SA .............................      Oil, Gas & Consumable Fuels        472,229           8,592,878
  Telekomunikacja Polska SA ...................................     Diversified Telecommunication
                                                                               Services               1,623,100          11,081,748
                                                                                                                    ---------------
                                                                                                                         19,674,626
                                                                                                                    ---------------
  PORTUGAL 0.2%
a Jeronimo Martins SGPS SA ....................................        Food & Staples Retailing         170,014           2,939,463
                                                                                                                    ---------------


92 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON DEVELOPING MARKETS SECURITIES FUND                               INDUSTRY               SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  RUSSIA 4.9%
  LUKOIL, ADR .................................................      Oil, Gas & Consumable Fuels        467,076     $    38,887,546
  Mining and Metallurgical Co. Norilsk Nickel .................            Metals & Mining              156,800          14,786,240
  Mobile Telesystems, ADR .....................................       Wireless Telecommunication
                                                                               Services                 337,200          11,161,320
a Surgutneftegaz, pfd. ........................................      Oil, Gas & Consumable Fuels      5,850,300           6,844,851
a ZAO Polyus Gold Co. .........................................            Metals & Mining              156,800           6,010,144
                                                                                                                    ---------------
                                                                                                                         77,690,101
                                                                                                                    ---------------
  SINGAPORE 1.6%
  ComfortDelGro Corp. Ltd. ....................................              Road & Rail              6,447,000           6,702,949
  Fraser and Neave Ltd. .......................................        Industrial Conglomerates       1,059,681          12,984,921
  Singapore Telecommunications Ltd. ...........................     Diversified Telecommunication
                                                                               Services               3,388,428           5,557,034
                                                                                                                    ---------------
                                                                                                                         25,244,904
                                                                                                                    ---------------
  SOUTH AFRICA 10.3%
  Anglo American PLC ..........................................            Metals & Mining              754,679          28,987,508
  Edgars Consolidated Stores Ltd. .............................            Specialty Retail           1,210,756           7,559,124
a Imperial Holdings Ltd. ....................................          Air Freight & Logistics          355,884           9,871,235
  JD Group Ltd. ...............................................            Specialty Retail             213,800           3,239,079
  MTN Group Ltd. ..............................................       Wireless Telecommunication
                                                                               Services                 777,700           7,758,078
  Nampak Ltd. .................................................         Containers & Packaging        1,413,340           3,839,975
  Nedbank Group Ltd. ..........................................            Commercial Banks           1,123,141          23,401,048
b Nedbank Group Ltd., 144A ....................................            Commercial Banks              64,737           1,348,819
  Old Mutual PLC ..............................................               Insurance               7,978,348          27,879,572
  Remgro Ltd. .................................................     Diversified Financial Services    1,519,710          33,278,321
  SABMiller PLC ...............................................               Beverages                 224,734           4,410,837
  Sappi Ltd. ..................................................        Paper & Forest Products          557,520           8,321,653
  Sasol .......................................................      Oil, Gas & Consumable Fuels         61,300           2,316,772
a Steinhoff International Holdings Ltd. .......................           Household Durables            510,000           1,836,496
                                                                                                                    ---------------
                                                                                                                        164,048,517
                                                                                                                    ---------------
  SOUTH KOREA 17.2%
  CJ Corp. ....................................................             Food Products                93,400          10,814,079
  Daewoo Shipbuilding & Marine Engineering Co. Ltd. ...........               Machinery                 534,800          14,172,902
  Hana Financial Group Inc. ...................................            Commercial Banks             389,749          18,451,551
  Hite Brewery Co. Ltd. .......................................               Beverages                  22,520           3,210,024
  Hyundai Development Co. .....................................       Construction & Engineering        435,320          19,914,551
  Hyundai Motor Co. Ltd. ......................................              Automobiles                 22,640           1,903,657
  Kangwon Land Inc. ...........................................      Hotels Restaurants & Leisure       672,165          13,282,116
  Kookmin Bank ................................................            Commercial Banks             141,240          12,195,787
  Korea Gas Corp. .............................................             Gas Utilities                89,400           2,976,473
  LG Card Co. Ltd. ............................................            Consumer Finance             309,180          16,641,912
  LG Chem Ltd. ................................................               Chemicals                 153,460           6,972,942
  LG Corp. ....................................................        Industrial Conglomerates         329,000          11,427,726


                                        Quarterly Statements of Investments | 93

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                             INDUSTRY               SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    SOUTH KOREA (CONTINUED)
    LG Electronics Inc. .........................................         Household Durables            129,820     $    10,528,293
    LG Petrochemical Co. Ltd. ...................................             Chemicals                 157,710           3,392,311
  a LG Philips LCD Co. Ltd. .....................................       Electronic Equipment &
                                                                             Instruments                 39,990           1,802,668
a,b Lotte Shopping Co. Ltd., GDR, 144A ..........................          Multiline Retail             665,000          13,419,700
    POSCO .......................................................          Metals & Mining               43,200          11,137,344
    Samsung Electronics Co. Ltd. ................................          Semiconductors &
                                                                        Semiconductor Equipment          97,098          62,956,558
    Samsung Fine Chemicals Co. Ltd. .............................             Chemicals                 133,860           3,692,120
    Shinhan Financial Group Co. Ltd. ............................          Commercial Banks             169,000           7,565,996
    SK Corp. ....................................................    Oil, Gas & Consumable Fuels        248,030          16,643,396
    SK Telecom Co. Ltd. .........................................     Wireless Telecommunication
                                                                               Services                  58,740          11,637,369
                                                                                                                    ---------------
                                                                                                                        274,739,475
                                                                                                                    ---------------
    SWEDEN 0.7%
    Oriflame Cosmetics SA, SDR ..................................         Personal Products             334,650          11,149,701
                                                                                                                    ---------------
    TAIWAN 13.5%
    Acer Inc. ...................................................      Computers & Peripherals        1,715,629           3,155,945
    Asustek Computer Inc. .......................................      Computers & Peripherals          202,000             547,729
    AU Optronics Corp. ..........................................       Electronic Equipment &
                                                                             Instruments              4,816,000           7,241,659
    BenQ Corp. ..................................................      Computers & Peripherals        4,458,000           3,701,950
    China Motor Corp. ...........................................            Automobiles              4,022,000           4,089,665
    Chinatrust Financial Holding Co. Ltd. .......................          Commercial Banks           8,381,184           5,952,619
    Chunghwa Telecom Co. Ltd. ...................................   Diversified Telecommunication
                                                                               Services               6,143,000          11,584,138
    D-Link Corp. ................................................      Communications Equipment       6,629,465           6,996,339
    Delta Electronics Inc. ......................................       Electronic Equipment &
                                                                             Instruments                 92,000             214,026
    LITE-ON IT Corp. ............................................      Computers & Peripherals        1,185,000           1,323,604
    Lite-On Technology Corp. ....................................      Computers & Peripherals        8,395,314          11,640,757
    MediaTek Inc. ...............................................          Semiconductors &
                                                                        Semiconductor Equipment       1,349,700          15,616,329
    Mega Financial Holding Co. Ltd. .............................          Commercial Banks          30,740,503          23,159,096
    Premier Image Technology Corp. ..............................    Leisure Equipment & Products     5,769,430           7,759,771
    President Chain Store Corp. .................................      Food & Staples Retailing       5,413,144          11,442,093
    Realtek Semiconductor Corp. .................................          Semiconductors &
                                                                        Semiconductor Equipment       9,066,450          10,140,880
  a Ritek Corp. .................................................      Computers & Peripherals          492,000             151,448
    Siliconware Precision Industries Co. ........................          Semiconductors &
                                                                        Semiconductor Equipment       3,701,901           4,819,293
    Sunplus Technology Co. Ltd. .................................          Semiconductors &
                                                                        Semiconductor Equipment       6,642,040           9,148,308
    Synnex Technology International Corp. .......................       Electronic Equipment &
                                                                             Instruments              5,673,760           6,302,430


94 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON DEVELOPING MARKETS SECURITIES FUND                               INDUSTRY               SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  TAIWAN (CONTINUED)
  Taiwan Mobile Co. Ltd. ......................................       Wireless Telecommunication
                                                                               Services               19,650,302    $    18,709,384
  Taiwan Semiconductor Manufacturing Co. Ltd. .................            Semiconductors &
                                                                        Semiconductor Equipment       10,339,428         20,453,296
  Uni-President Enterprises Corp. .............................             Food Products             23,939,600         14,605,413
  United Microelectronics Corp. ...............................            Semiconductors &
                                                                        Semiconductor Equipment       10,135,000          6,401,905
a Yageo Corp. .................................................         Electronic Equipment &
                                                                             Instruments               8,714,000          3,342,864
  Yang Ming Marine Transport Corp. ............................                 Marine                 2,281,000          1,391,625
  Yuanta Core Pacific Securities Co. ..........................            Capital Markets             8,353,329          5,044,840
                                                                                                                    ---------------
                                                                                                                        214,937,406
                                                                                                                    ---------------
  THAILAND 3.3%
  Aromatics (Thailand) Public Co. Ltd., fgn. ..................               Chemicals                2,370,600          1,640,364
  Bangkok Bank Public Co. Ltd., fgn. ..........................            Commercial Banks            2,108,500          6,291,601
  BEC World Public Co. Ltd., fgn. .............................                 Media                  6,048,700          2,007,157
  Kasikornbank Public Co. Ltd., fgn. ..........................            Commercial Banks            5,798,600         10,217,469
  Land and Houses Public Co. Ltd., fgn. .......................           Household Durables          10,761,075          2,325,223
  PTT Public Co. Ltd., fgn. ...................................      Oil, Gas & Consumable Fuels          31,000            186,598
  Siam Cement Public Co. Ltd., fgn. ...........................         Construction Materials         1,727,914         11,378,675
  Siam Commercial Bank Public Co. Ltd., fgn. ..................            Commercial Banks            4,042,000          6,706,341
  Thai Airways International Public Co. Ltd., fgn. ............                Airlines                3,021,500          3,614,141
a TMB Bank Public Co. Ltd., fgn. ..............................            Commercial Banks           65,667,100          8,648,631
a True Corp. Public Co. Ltd., rts., 3/28/08 ...................     Diversified Telecommunication
                                                                               Services                  344,616                 --
                                                                                                                    ---------------
                                                                                                                         53,016,200
                                                                                                                    ---------------
  TURKEY 2.3%
  Arcelik AS, Br. .............................................           Household Durables           1,117,826          9,228,612
  KOC Holding AS ..............................................        Industrial Conglomerates        1,422,950          7,567,194
  Migros Turk TAS .............................................        Food & Staples Retailing          619,307          7,692,396
  Tupras-Turkiye Petrol Rafineleri AS .........................      Oil, Gas & Consumable Fuels         663,260         11,691,530
                                                                                                                    ---------------
                                                                                                                         36,179,732
                                                                                                                    ---------------
  UNITED KINGDOM 1.8%
  HSBC Holdings PLC ...........................................            Commercial Banks              880,761         14,744,712
  Provident Financial PLC .....................................            Consumer Finance            1,163,037         14,267,337
                                                                                                                    ---------------
                                                                                                                         29,012,049
                                                                                                                    ---------------
  UNITED STATES 0.7%
  Avon Products Inc. ..........................................           Personal Products              254,000          7,917,180
a Taro Pharmaceutical Industries Ltd. .........................            Pharmaceuticals               173,362          2,416,666
                                                                                                                    ---------------
                                                                                                                         10,333,846
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS
    (COST $1,082,466,306) .....................................                                                       1,547,338,342
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 95

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                                                 PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (COST $36,168,585) 2.3%
    U.S. GOVERNMENT AND AGENCY SECURITIES 2.3%
  d U.S. Treasury Bills, 4/06/06 -7/06/06 ....................................................   $     36,375,000   $    36,169,070
                                                                                                                    ---------------
    TOTAL INVESTMENTS (COST $1,118,634,891) 99.2% ............................................                        1,583,507,412
    OTHER ASSETS, LESS LIABILITIES 0.8% ......................................................                           12,347,543
                                                                                                                    ---------------
    NET ASSETS 100.0% ........................................................................                      $ 1,595,854,955
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 119.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2006, the aggregate value of these securities was $33,006,130, representing 2.07% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2006, the value of this security was $11,598,848, representing 0.73% of net assets.

d The security is traded on a discount basis with no stated coupon rate.


96 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SECURITIES FUND                                                  COUNTRY            SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 87.9%
    COMMON STOCKS 86.6%
    AEROSPACE & DEFENSE 1.3%
    BAE Systems PLC ............................................................   United Kingdom        3,544,411   $   25,894,375
  a Rolls-Royce Group PLC ......................................................   United Kingdom        1,729,900       13,756,999
  a Rolls-Royce Group PLC, B ...................................................   United Kingdom       93,068,620          164,832
                                                                                                                     --------------
                                                                                                                         39,816,206
                                                                                                                     --------------
    AIR FREIGHT & LOGISTICS 0.6%
    Deutsche Post AG ...........................................................       Germany             753,313       18,829,291
                                                                                                                     --------------
    AIRLINES 0.6%
    Qantas Airways Ltd. ........................................................      Australia          7,413,890       18,784,981
                                                                                                                     --------------
    AUTO COMPONENTS 1.3%
    GKN PLC ....................................................................   United Kingdom        4,440,200       25,634,888
    Valeo SA ...................................................................       France              366,230       15,312,924
                                                                                                                     --------------
                                                                                                                         40,947,812
                                                                                                                     --------------
    AUTOMOBILES 1.0%
    Bayerische Motoren Werke AG ................................................       Germany             551,350       30,394,713
                                                                                                                     --------------
    CAPITAL MARKETS 1.7%
    Amvescap PLC ...............................................................   United Kingdom        2,575,100       24,010,744
    Nomura Holdings Inc. .......................................................        Japan            1,327,730       29,615,425
                                                                                                                     --------------
                                                                                                                         53,626,169
                                                                                                                     --------------
    CHEMICALS 1.8%
    Akzo Nobel NV ..............................................................     Netherlands           329,003       17,455,571
    BASF AG ....................................................................       Germany             324,369       25,419,595
    Lonza Group AG .............................................................     Switzerland           173,400       11,879,080
                                                                                                                     --------------
                                                                                                                         54,754,246
                                                                                                                     --------------
    COMMERCIAL BANKS 11.8%
    Banco Santander Central Hispano SA .........................................        Spain            1,919,500       28,024,278
a,b Bank of Communications Ltd., 144A ..........................................        China            4,184,000        2,628,666
    DBS Group Holdings Ltd. ....................................................      Singapore          1,312,000       13,234,892
    Hana Financial Group Inc. ..................................................     South Korea           690,840       32,705,851
    Kookmin Bank, ADR ..........................................................     South Korea           314,560       26,901,171
    Lloyds TSB Group PLC .......................................................   United Kingdom        1,387,500       13,262,566
    Mega Financial Holding Co. Ltd. ............................................       Taiwan           20,405,000       15,372,596
    Mitsubishi UFJ Financial Group Inc. ........................................        Japan                2,616       40,011,896
    Nordea Bank AB, FDR ........................................................       Sweden            2,135,083       26,489,514
    Royal Bank of Scotland Group PLC ...........................................   United Kingdom          852,940       27,739,172
    Shinhan Financial Group Co. Ltd. ...........................................     South Korea           869,130       38,910,261
  b Shinsei Bank Ltd., 144A ....................................................        Japan            4,990,000       34,938,692
    Sumitomo Mitsui Financial Group Inc. .......................................        Japan                3,511       38,784,042
    UniCredito Italiano SpA ....................................................        Italy            4,423,938       31,972,658
                                                                                                                     --------------
                                                                                                                        370,976,255
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 97

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SECURITIES FUND                                                  COUNTRY            SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    COMMERCIAL SERVICES & SUPPLIES 1.4%
    Contax Participacoes SA, ADR ...............................................       Brazil              806,480   $    1,003,223
    Rentokil Initial PLC .......................................................   United Kingdom        6,633,900       17,998,081
    Securitas AB, B ............................................................       Sweden            1,352,080       26,039,262
                                                                                                                     --------------
                                                                                                                         45,040,566
                                                                                                                     --------------
    COMPUTERS & PERIPHERALS 1.3%
    Compal Electronics Inc. ....................................................       Taiwan           12,423,975       12,690,417
    Lite-On Technology Corp. ...................................................       Taiwan           15,579,480       21,602,163
    NEC Corp. ..................................................................        Japan            1,058,000        7,434,813
                                                                                                                     --------------
                                                                                                                         41,727,393
                                                                                                                     --------------
    DIVERSIFIED FINANCIAL SERVICES 1.6%
    ING Groep NV ...............................................................     Netherlands         1,304,660       51,531,670
                                                                                                                     --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 7.9%
    BCE Inc. ...................................................................       Canada            1,521,860       36,660,177
    China Telecom Corp. Ltd., H ................................................        China           47,454,000       16,818,009
    Chunghwa Telecom Co. Ltd., ADR .............................................       Taiwan            1,646,950       32,263,751
    France Telecom SA ..........................................................       France            1,687,260       37,941,915
    KT Corp., ADR ..............................................................     South Korea           420,880        8,964,744
    Nippon Telegraph & Telephone Corp. .........................................        Japan                7,388       31,702,766
    Telefonica SA, ADR .........................................................        Spain              552,899       25,969,666
    Telefonos de Mexico SA de CV, L, ADR .......................................       Mexico            1,561,938       35,112,366
    Telenor ASA ................................................................       Norway            2,003,100       21,541,009
                                                                                                                     --------------
                                                                                                                        246,974,403
                                                                                                                     --------------
    ELECTRIC UTILITIES 1.1%
    Hong Kong Electric Holdings Ltd. ...........................................      Hong Kong          3,653,500       17,185,851
    Iberdrola SA, Br. ..........................................................        Spain              528,222       17,049,434
                                                                                                                     --------------
                                                                                                                         34,235,285
                                                                                                                     --------------
    ELECTRICAL EQUIPMENT 1.8%
    Gamesa Corp. Tecnologica SA ................................................        Spain              497,022        9,556,785
  b Gamesa Corp. Tecnologica SA, 144A ..........................................        Spain            1,552,713       29,855,708
  a Vestas Wind Systems AS .....................................................       Denmark             502,800       12,531,121
a,b Vestas Wind Systems AS, 144A ...............................................       Denmark             167,600        4,177,040
                                                                                                                     --------------
                                                                                                                         56,120,654
                                                                                                                     --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
    Electrocomponents PLC ......................................................   United Kingdom        2,776,310       13,497,807
    Hitachi Ltd. ...............................................................        Japan            3,361,867       23,796,025
    Mabuchi Motor Co. Ltd. .....................................................        Japan              303,100       15,607,648
    Venture Corp. Ltd. .........................................................      Singapore          1,417,000       11,224,804
                                                                                                                     --------------
                                                                                                                         64,126,284
                                                                                                                     --------------
    ENERGY EQUIPMENT & SERVICES 0.4%
    SBM Offshore NV ............................................................     Netherlands           115,874       11,617,516
                                                                                                                     --------------


98 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SECURITIES FUND                                                    COUNTRY            SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  FOOD & STAPLES RETAILING 1.2%
  Boots Group PLC ............................................................     United Kingdom        1,856,931   $   23,198,708
  William Morrison Supermarkets PLC ..........................................     United Kingdom        4,207,020       13,879,231
                                                                                                                     --------------
                                                                                                                         37,077,939
                                                                                                                     --------------
  FOOD PRODUCTS 1.9%
  Nestle SA ..................................................................       Switzerland           109,488       32,487,526
  Unilever PLC ...............................................................     United Kingdom        2,751,334       28,138,170
                                                                                                                     --------------
                                                                                                                         60,625,696
                                                                                                                     --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.9%
  Olympus Corp. ..............................................................          Japan              956,000       28,106,896
                                                                                                                     --------------
  HOTELS RESTAURANTS & LEISURE 1.3%
  Compass Group PLC ..........................................................     United Kingdom       10,357,860       41,050,463
                                                                                                                     --------------
  HOUSEHOLD DURABLES 3.8%
  Electrolux AB, B ...........................................................         Sweden            1,509,600       43,318,602
  Koninklijke Philips Electronics NV .........................................       Netherlands           951,239       32,143,816
  Sony Corp. .................................................................          Japan              956,454       44,293,447
                                                                                                                     --------------
                                                                                                                        119,755,865
                                                                                                                     --------------
  INDUSTRIAL CONGLOMERATES 2.9%
  Hutchison Whampoa Ltd. .....................................................        Hong Kong          3,466,000       31,781,364
  Siemens AG .................................................................         Germany             404,770       37,727,959
  Smiths Group PLC ...........................................................     United Kingdom        1,293,800       22,082,991
                                                                                                                     --------------
                                                                                                                         91,592,314
                                                                                                                     --------------
  INSURANCE 4.8%
  ACE Ltd. ...................................................................         Bermuda             558,903       29,068,545
  AXA SA .....................................................................         France              479,792       16,834,911
b AXA SA, 144A ...............................................................         France               40,480        1,420,360
  Old Mutual PLC .............................................................      South Africa         5,240,370       18,311,970
  Sompo Japan Insurance Inc. .................................................          Japan            1,694,000       24,571,169
  Swiss Reinsurance Co. ......................................................       Switzerland           493,655       34,481,097
  XL Capital Ltd., A .........................................................         Bermuda             426,568       27,347,274
                                                                                                                     --------------
                                                                                                                        152,035,326
                                                                                                                     --------------
  LEISURE EQUIPMENT & PRODUCTS 0.8%
  Fuji Photo Film Co. Ltd. ...................................................          Japan              786,800       26,274,580
                                                                                                                     --------------
  MEDIA 5.5%
  British Sky Broadcasting Group PLC .........................................     United Kingdom        5,890,530       55,231,313
  Pearson PLC ................................................................     United Kingdom        2,229,000       30,885,184
  Reed Elsevier NV ...........................................................       Netherlands         1,542,120       22,103,558
  VNU NV .....................................................................       Netherlands         1,109,540       36,068,070
  Wolters Kluwer NV ..........................................................       Netherlands           380,280        9,482,178
  Yell Group PLC .............................................................     United Kingdom        2,000,000       18,908,850
                                                                                                                     --------------
                                                                                                                        172,679,153
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 99

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SECURITIES FUND                                                    COUNTRY            SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  METALS & MINING 1.0%
  Barrick Gold Corp. .........................................................         Canada              701,894   $   19,095,844
  POSCO, ADR .................................................................       South Korea           165,547       10,561,899
                                                                                                                     --------------
                                                                                                                         29,657,743
                                                                                                                     --------------
  MULTI-UTILITIES 2.0%
  Centrica PLC ...............................................................     United Kingdom        2,932,210       14,332,129
  National Grid PLC ..........................................................     United Kingdom        1,529,536       15,217,789
  Suez SA ....................................................................         France              861,400       33,940,221
                                                                                                                     --------------
                                                                                                                         63,490,139
                                                                                                                     --------------
  OIL, GAS & CONSUMABLE FUELS 5.5%
  BP PLC .....................................................................     United Kingdom        2,849,920       32,709,309
  Eni SpA ....................................................................          Italy            1,253,873       35,670,641
  Hindustan Petroleum Corp. Ltd. .............................................          India            1,031,444        7,484,343
  Repsol YPF SA ..............................................................          Spain            1,399,313       39,740,355
  Royal Dutch Shell PLC, B ...................................................     United Kingdom        1,343,941       43,707,424
  Total SA, B ................................................................         France               54,077       14,263,637
                                                                                                                     --------------
                                                                                                                        173,575,709
                                                                                                                     --------------
  PAPER & FOREST PRODUCTS 4.1%
  Norske Skogindustrier ASA ..................................................         Norway            1,440,840       24,395,686
  Sappi Ltd., ADR ............................................................      South Africa         1,142,840       16,856,890
  Stora Enso OYJ, R ..........................................................         Finland           2,819,980       43,085,190
  UPM-Kymmene OYJ ............................................................         Finland           1,895,319       44,779,186
                                                                                                                     --------------
                                                                                                                        129,116,952
                                                                                                                     --------------
  PHARMACEUTICALS 4.6%
  GlaxoSmithKline PLC ........................................................     United Kingdom        2,195,859       57,382,331
  Sanofi-Aventis .............................................................         France              500,723       47,624,065
  Shire PLC ..................................................................     United Kingdom          928,000       14,236,124
  Takeda Pharmaceutical Co. Ltd. .............................................          Japan              445,800       25,418,006
                                                                                                                     --------------
                                                                                                                        144,660,526
                                                                                                                     --------------
  REAL ESTATE 3.1%
  Cheung Kong (Holdings) Ltd. ................................................        Hong Kong          7,035,137       74,572,298
  Swire Pacific Ltd., B ......................................................        Hong Kong         12,648,627       22,984,315
                                                                                                                     --------------
                                                                                                                         97,556,613
                                                                                                                     --------------
  ROAD & RAIL 0.3%
  East Japan Railway Co. .....................................................          Japan                1,100        8,150,571
                                                                                                                     --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.8%
  Samsung Electronics Co. Ltd. ...............................................       South Korea            69,750       45,224,618
  Taiwan Semiconductor Manufacturing Co. Ltd. ................................         Taiwan            5,757,380       11,389,160
                                                                                                                     --------------
                                                                                                                         56,613,778
                                                                                                                     --------------


100 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SECURITIES FUND                                                     COUNTRY            SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  SOFTWARE 0.9%
a Check Point Software Technologies Ltd. .....................................       Israel            1,401,470     $   28,057,429
                                                                                                                     --------------
  SPECIALTY RETAIL 0.3%
  Kingfisher PLC .............................................................     United Kingdom        2,398,750        9,975,341
                                                                                                                     --------------
  TEXTILES, APPAREL & LUXURY GOODS 0.4%
  Burberry Group PLC .........................................................     United Kingdom        1,600,000       12,876,771
                                                                                                                     --------------
  WIRELESS TELECOMMUNICATION SERVICES 1.9%
  China Mobile (Hong Kong) Ltd., fgn. ........................................          China            2,932,000       15,397,870
  Vodafone Group PLC, ADR ....................................................     United Kingdom        2,143,970       44,808,973
                                                                                                                     --------------
                                                                                                                         60,206,843
                                                                                                                     --------------
  TOTAL COMMON STOCKS (COST $2,110,812,128) ..................................                                        2,722,640,091
                                                                                                                     --------------
  PREFERRED STOCKS 1.3%
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.8%
  Tele Norte Leste Participacoes SA, ADR, pfd. ...............................         Brazil            1,541,280       25,708,550
                                                                                                                     --------------
  METALS & MINING 0.5%
  Companhia Vale do Rio Doce, ADR, pfd., A ...................................         Brazil              342,746       14,816,910
                                                                                                                     --------------
  TOTAL PREFERRED STOCKS (COST $26,832,992) ..................................                                           40,525,460
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $2,137,645,120) ..........................                                        2,763,165,551
                                                                                                                     --------------
  SHORT TERM INVESTMENT (COST $370,501,103) 11.8%
  MONEY MARKET FUND 11.8%
c Franklin Institutional Fiduciary Trust Money Market Portfolio,
    4.36% .......................................                                   United States      370,501,103      370,501,103
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $2,508,146,223) 99.7% ..............................                                        3,133,666,654
  OTHER ASSETS, LESS LIABILITIES 0.3% ........................................                                            8,155,592
                                                                                                                     --------------
  NET ASSETS 100.0% ..........................................................                                       $3,141,822,246
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 119.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2006, the aggregate value of these securities was $73,020,466, representing 2.32% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 101

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL ASSET ALLOCATION FUND                                            COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.6%
  COMMON STOCKS 67.1%
  AEROSPACE & DEFENSE 1.2%
  BAE Systems PLC ..........................................................     United Kingdom         667,495       $   4,876,513
a Rolls-Royce Group PLC ....................................................     United Kingdom         464,247           3,691,916
a Rolls-Royce Group PLC, B .................................................     United Kingdom      24,976,488              44,235
                                                                                                                      -------------
                                                                                                                          8,612,664
                                                                                                                      -------------
  AIR FREIGHT & LOGISTICS 0.9%
  Deutsche Post AG .........................................................        Germany             255,240           6,379,802
                                                                                                                      -------------
  AUTO COMPONENTS 0.7%
  Valeo SA .................................................................         France             127,509           5,331,447
                                                                                                                      -------------
  AUTOMOBILES 0.8%
  Bayerische Motoren Werke AG ..............................................        Germany              97,480           5,373,858
                                                                                                                      -------------
  CAPITAL MARKETS 1.7%
  Amvescap PLC .............................................................     United Kingdom         587,500           5,477,967
  Morgan Stanley ...........................................................     United States           30,900           1,941,138
  Nomura Holdings Inc. .....................................................         Japan              226,400           5,049,921
                                                                                                                      -------------
                                                                                                                         12,469,026
                                                                                                                      -------------
  CHEMICALS 1.1%
  Akzo Nobel NV ............................................................      Netherlands            63,665           3,377,808
  The Dow Chemical Co. .....................................................     United States          116,800           4,742,080
                                                                                                                      -------------
                                                                                                                          8,119,888
                                                                                                                      -------------
  COMMERCIAL BANKS 5.3%
  Banco Santander Central Hispano SA .......................................         Spain              445,400           6,502,742
  DBS Group Holdings Ltd. ..................................................       Singapore            476,000           4,801,683
  HSBC Holdings PLC ........................................................     United Kingdom         289,200           4,841,462
  Kookmin Bank, ADR ........................................................      South Korea           119,040          10,180,301
  Mitsubishi UFJ Financial Group Inc. ......................................         Japan                  202           3,089,603
  Nordea Bank AB, FDR ......................................................         Sweden             480,660           5,963,445
  Sumitomo Mitsui Financial Group Inc. .....................................         Japan                  269           2,971,492
                                                                                                                      -------------
                                                                                                                         38,350,728
                                                                                                                      -------------
  COMMERCIAL SERVICES & SUPPLIES 2.0%
  Group 4 Securicor PLC ....................................................     United Kingdom       1,508,980           4,958,572
  R. R. Donnelley & Sons Co. ...............................................     United States          103,660           3,391,755
  Rentokil Initial PLC .....................................................     United Kingdom       1,443,100           3,915,198
  Securitas AB, B ..........................................................         Sweden             125,020           2,407,719
                                                                                                                      -------------
                                                                                                                         14,673,244
                                                                                                                      -------------
  COMMUNICATIONS EQUIPMENT 0.6%
a Avaya Inc. ...............................................................     United States          364,440           4,118,172
                                                                                                                      -------------
  COMPUTERS & PERIPHERALS 1.1%
  Lite-On Technology Corp. .................................................         Taiwan           2,117,520           2,936,106
a Maxtor Corp. .............................................................     United States          276,400           2,642,384
  NEC Corp. ................................................................         Japan              319,000           2,241,688
                                                                                                                      -------------
                                                                                                                          7,820,178
                                                                                                                      -------------


102 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL ASSET ALLOCATION FUND                                          COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    DIVERSIFIED CONSUMER SERVICES 0.6%
    H&R Block Inc. ...........................................................   United States          183,800       $   3,979,270
                                                                                                                      -------------
    DIVERSIFIED FINANCIAL SERVICES 2.1%
    ING GROEP NV .............................................................    Netherlands           210,732           8,323,526
    JPMORGAN Chase & Co. .....................................................   United States          154,870           6,448,787
                                                                                                                      -------------
                                                                                                                         14,772,313
                                                                                                                      -------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 4.6%
    CHUNGHWA Telecom Co. Ltd., ADR ...........................................       Taiwan             141,200           2,766,108
    France Telecom SA, ADR ...................................................       France             270,330           6,077,018
    KT Corp., ADR ............................................................    South Korea           208,260           4,435,938
    Nippon Telegraph & Telephone Corp. .......................................       Japan                  890           3,819,093
    Telefonica SA, ADR .......................................................       Spain              100,192           4,706,018
    Telefonos de Mexico SA de CV, L, ADR .....................................       Mexico             303,716           6,827,536
    Telenor ASA ..............................................................       Norway             425,300           4,573,607
                                                                                                                      -------------
                                                                                                                         33,205,318
                                                                                                                      -------------
    ELECTRIC UTILITIES 0.7%
    E.ON AG ..................................................................      Germany              48,690           5,359,496
                                                                                                                      -------------
    ELECTRICAL EQUIPMENT 1.5%
    Gamesa Corp. Tecnologica SA ..............................................       Spain               22,797             438,343
  b Gamesa Corp. Tecnologica SA, 144A ........................................       Spain              281,943           5,421,226
a,b Vestas Wind Systems AS, 144A .............................................      Denmark             204,300           5,091,702
                                                                                                                      -------------
                                                                                                                         10,951,271
                                                                                                                      -------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
    Hitachi Ltd. .............................................................       Japan              845,000           5,981,094
    Mabuchi Motor Co. Ltd. ...................................................       Japan               74,700           3,846,556
    Venture Corp. Ltd. .......................................................     Singapore            343,000           2,717,084
                                                                                                                      -------------
                                                                                                                         12,544,734
                                                                                                                      -------------
    FOOD & STAPLES RETAILING 0.4%
    Boots Group PLC ..........................................................   United Kingdom         245,296           3,064,492
                                                                                                                      -------------
    FOOD PRODUCTS 1.7%
    Nestle SA ................................................................    Switzerland            22,300           6,616,907
    Unilever PLC .............................................................   United Kingdom         513,650           5,253,150
                                                                                                                      -------------
                                                                                                                         11,870,057
                                                                                                                      -------------
    HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
  a Boston Scientific Corp. ..................................................   United States          196,230           4,523,101
                                                                                                                      -------------
    HEALTH CARE PROVIDERS & SERVICES 0.4%
  a Tenet Healthcare Corp. ...................................................   United States          376,600           2,779,308
                                                                                                                      -------------
    HOTELS RESTAURANTS & LEISURE 0.8%
    Compass Group PLC ........................................................   United Kingdom       1,511,620           5,990,880
                                                                                                                      -------------


                                       Quarterly Statements of Investments | 103

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL ASSET ALLOCATION FUND                                            COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  HOUSEHOLD DURABLES 1.9%
  Koninklijke Philips Electronics NV .......................................      Netherlands           212,837       $   7,192,087
  Sony Corp., ADR ..........................................................         Japan              136,900           6,306,983
                                                                                                                      -------------
                                                                                                                         13,499,070
                                                                                                                      -------------
  INDUSTRIAL CONGLOMERATES 1.7%
  Siemens AG, ADR ..........................................................        Germany              30,680           2,858,456
  Smiths Group PLC .........................................................     United Kingdom         278,600           4,755,234
  Tyco International Ltd. ..................................................     United States          178,440           4,796,467
                                                                                                                      -------------
                                                                                                                         12,410,157
                                                                                                                      -------------
  INSURANCE 4.0%
  ACE Ltd. .................................................................        Bermuda             101,700           5,289,417
  American International Group Inc. ........................................     United States           76,170           5,034,076
  AXA SA ...................................................................        France              210,734           7,394,221
  Swiss Reinsurance Co. ....................................................      Switzerland            95,570           6,675,428
  XL Capital Ltd., A .......................................................        Bermuda              68,810           4,411,409
                                                                                                                      -------------
                                                                                                                         28,804,551
                                                                                                                      -------------
  IT SERVICES 0.5%
a BearingPoint Inc. ........................................................     United States          410,000           3,480,900
                                                                                                                      -------------
  LEISURE EQUIPMENT & PRODUCTS 1.0%
  Fuji Photo Film Co. Ltd. .................................................         Japan              142,600           4,762,017
  Mattel Inc. ..............................................................     United States          131,100           2,376,843
                                                                                                                      -------------
                                                                                                                          7,138,860
                                                                                                                      -------------
  MACHINERY 0.6%
  Atlas Copco AB, A ........................................................        Sweden              154,890           4,355,144
                                                                                                                      -------------
  MEDIA 5.8%
  British Sky Broadcasting Group PLC .......................................     United Kingdom         783,600           7,347,260
a Comcast Corp., A .........................................................     United States          268,910           7,023,929
a The DIRECTV Group Inc. ...................................................     United States          420,900           6,902,760
  News Corp., A ............................................................     United States          363,110           6,031,257
  Pearson PLC ..............................................................     United Kingdom         364,400           5,049,153
  Reed Elsevier NV .........................................................      Netherlands           501,600           7,189,547
  Time Warner Inc. .........................................................     United States          110,900           1,862,011
                                                                                                                      -------------
                                                                                                                         41,405,917
                                                                                                                      -------------
  MULTI-UTILITIES 1.7%
  Centrica PLC .............................................................     United Kingdom         480,200           2,347,134
  National Grid PLC ........................................................     United Kingdom         368,659           3,667,893
  Suez SA ..................................................................         France             159,880           6,299,469
                                                                                                                      -------------
                                                                                                                         12,314,496
                                                                                                                      -------------
  MULTILINE RETAIL 0.8%
  Target Corp. .............................................................     United States          107,000           5,565,070
                                                                                                                      -------------


104 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trusts

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL ASSET ALLOCATION FUND                                            COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  OIL, GAS & CONSUMABLE FUELS 3.7%
  BP PLC ...................................................................     United Kingdom         497,510       $   5,710,058
  El Paso Corp. ............................................................     United States          607,740           7,323,267
  Eni SpA ..................................................................          Italy             224,025           6,373,146
  Royal Dutch Shell PLC, B .................................................     United Kingdom         217,252           7,065,433
                                                                                                                      -------------
                                                                                                                         26,471,904
                                                                                                                      -------------
  PAPER & FOREST PRODUCTS 2.1%
  Stora Enso OYJ, R ........................................................        Finland             518,430           7,977,248
  UPM-Kymmene OYJ ..........................................................        Finland             297,480           7,028,322
                                                                                                                      -------------
                                                                                                                         15,005,570
                                                                                                                      -------------
  PHARMACEUTICALS 5.1%
  Abbott Laboratories ......................................................     United States          118,000           5,011,460
  Bristol-Myers Squibb Co. .................................................     United States          217,420           5,350,706
  GlaxoSmithKline PLC ......................................................     United Kingdom         290,761           7,598,186
  Pfizer Inc. ..............................................................     United States          282,690           7,044,635
  Sanofi-Aventis ...........................................................         France              75,890           7,217,943
  Takeda Pharmaceutical Co. Ltd. ...........................................         Japan               84,300           4,806,500
                                                                                                                      -------------
                                                                                                                         37,029,430
                                                                                                                      -------------
  REAL ESTATE 2.1%
  Cheung Kong (Holdings) Ltd. ..............................................       Hong Kong            688,500           7,298,085
  Swire Pacific Ltd., A ....................................................       Hong Kong            780,000           7,634,691
                                                                                                                      -------------
                                                                                                                         14,932,776
                                                                                                                      -------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.2%
  Samsung Electronics Co. Ltd. .............................................      South Korea            13,720           8,895,796
                                                                                                                      -------------
  SOFTWARE 2.4%
a BMC Software Inc. ........................................................     United States           78,700           1,704,642
a Check Point Software Technologies Ltd. ...................................        Israel               89,590           1,793,592
  Microsoft Corp. ..........................................................     United States          222,430           6,052,320
  Nintendo Co. Ltd. ........................................................         Japan               33,100           4,950,164
a Synopsys Inc. ............................................................     United States          128,080           2,862,588
                                                                                                                      -------------
                                                                                                                         17,363,306
                                                                                                                      -------------
  THRIFTS & MORTGAGE FINANCE 0.4%
  Fannie Mae ...............................................................     United States           50,400           2,590,560
                                                                                                                      -------------
  WIRELESS TELECOMMUNICATION SERVICES 1.6%
  SK Telecom Co. Ltd., ADR .................................................      South Korea           198,040           4,671,764
  Vodafone Group PLC, ADR ..................................................     United Kingdom         329,670           6,890,103
                                                                                                                      -------------
                                                                                                                         11,561,867
                                                                                                                      -------------
  TOTAL COMMON STOCKS (COST $374,270,115) ..................................                                            483,114,621
                                                                                                                      -------------


                                       Quarterly Statements of Investments | 105

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL ASSET ALLOCATION FUND                                          COUNTRY              SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    PREFERRED STOCK (COST $613,158) 0.4%
    METALS & MINING 0.4%
    Companhia Vale do Rio Doce, ADR, pfd., A .................................       Brazil              70,240       $   3,036,475
                                                                                                                      -------------

                                                                                                 ------------------
                                                                                                 PRINCIPAL AMOUNT c
                                                                                                 ------------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 30.1%
d,e Government of Argentina, FRN, 4.889%, 8/03/12 ............................     Argentina          7,600,000           6,190,928
    Government of Austria,
       9.00%, 9/15/06 ........................................................      Austria         375,000,000 ISK       5,177,612
       5.00%, 7/15/12 ........................................................      Austria           4,800,000 EUR       6,241,481
    Government of Belgium,
       7.50%, 7/29/08 ........................................................      Belgium           4,193,000 EUR       5,537,968
       5.00%, 9/28/12 ........................................................      Belgium           1,760,000 EUR       2,291,494
    Government of Canada,
       4.50%, 9/01/07 ........................................................       Canada           4,000,000 CAD       3,448,204
       6.00%, 6/01/08 ........................................................       Canada           2,212,000 CAD       1,972,274
       6.00%, 6/01/11 ........................................................       Canada           6,849,000 CAD       6,354,746
    Government of Denmark, 5.00%, 11/15/13 ...................................      Denmark          25,080,000 DKK       4,393,953
    Government of Finland, 3.00%, 7/04/08 ....................................      Finland           1,850,000 EUR       2,226,442
    Government of France, 4.00%, 10/25/09 ....................................       France           4,590,000 EUR       5,660,401
    Government of Germany, 5.00%, 7/04/11 ....................................      Germany           1,395,000 EUR       1,802,219
    Government of Indonesia,
       14.00%, 6/15/09 .......................................................     Indonesia     18,000,000,000 IDR       2,089,798
       14.275%, 12/15/13 .....................................................     Indonesia     16,853,000,000 IDR       2,049,364
       10.75%, 5/15/16 .......................................................     Indonesia     66,500,000,000 IDR       6,723,549
       11.00%, 11/15/20 ......................................................     Indonesia     45,000,000,000 IDR       4,506,439
    Government of Italy,
       7.75%, 11/01/06 .......................................................       Italy              974,190 EUR       1,212,316
       5.00%, 2/01/12 ........................................................       Italy            1,810,000 EUR       2,338,830
    Government of Korea, 4.75%, 3/03/07 ......................................    South Korea    11,800,000,000 KRW      12,165,834
    Government of Malaysia,
       6.45%, 7/01/08 ........................................................      Malaysia         23,400,000 MYR       6,738,039
       4.305%, 2/27/09 .......................................................      Malaysia          5,000,000 MYR       1,384,092
    Government of the Netherlands, 5.00%, 7/15/12 ............................    Netherlands         1,760,000 EUR       2,287,976
    Government of New Zealand, 7.00%, 7/15/09 ................................    New Zealand        20,308,000 NZD      12,911,150
    Government of Norway, 6.75%, 1/15/07 .....................................       Norway          92,455,000 NOK      14,513,198
    Government of the Philippines, 9.00%, 2/15/13 ............................    Philippines         1,425,000           1,612,031
    Government of Poland,
       8.50%, 11/12/06 .......................................................       Poland             620,000 PLN         196,368
       8.50%, 5/12/07 ........................................................       Poland          15,700,000 PLN       5,079,163
       6.00%, 5/24/09 ........................................................       Poland          24,850,000 PLN       8,014,891
       6.25%, 10/24/15 .......................................................       Poland           6,850,000 PLN       2,298,429
       5.75%, 9/23/22 ........................................................       Poland             950,000 PLN         316,031


106 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL ASSET ALLOCATION FUND                                            COUNTRY      PRINCIPAL AMOUNT c       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  Government of Singapore, 4.00%, 3/01/07 ..................................       Singapore         17,800,000 SGD   $  11,110,611
  Government of Slovakia,
     4.80%, 4/14/09 ........................................................    Slovak Republic       1,500,000 SKK          49,115
     4.90%, 2/11/14 ........................................................    Slovak Republic     196,400,000 SKK       6,598,467
     5.30%, 5/12/19 ........................................................    Slovak Republic       1,300,000 SKK          46,258
   e Strip, 1/14/07 ........................................................    Slovak Republic     181,500,000 SKK       5,669,495
  Government of Sweden,
     8.00%, 8/15/07 ........................................................        Sweden           91,965,000 SEK      12,644,641
     5.50%, 10/08/12 .......................................................        Sweden           49,110,000 SEK       7,008,328
   e Strip, 9/20/06 ........................................................        Sweden            5,650,000 SEK         717,195
  Government of Thailand, 8.00%, 12/08/06 ..................................       Thailand         159,750,000 THB       4,202,972
  Korea Treasury Note,
     6.90%, 1/16/07 ........................................................      South Korea    12,400,000,000 KRW      12,995,733
     3.75%, 9/10/07 ........................................................      South Korea     4,900,000,000 KRW       4,974,283
     4.50%, 9/09/08 ........................................................      South Korea     1,700,000,000 KRW       1,734,499
  New South Wales Treasury Corp.,
     6.50%, 5/01/06 ........................................................       Australia          9,688,000 AUD       6,938,755
     8.00%, 3/01/08 ........................................................       Australia          2,430,000 AUD       1,816,514
  Queensland Treasury Corp., 6.00%,
     7/14/09 ...............................................................       Australia            300,000 AUD         218,206
     8/14/13 ...............................................................       Australia          2,800,000 AUD       2,059,964
                                                                                                                      -------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
    (COST $194,452,525) ....................................................                                            216,520,256
                                                                                                                      -------------
  TOTAL LONG TERM INVESTMENTS (COST $569,335,798) ..........................                                            702,671,352
                                                                                                                      -------------
  SHORT TERM INVESTMENTS 1.8%
f FOREIGN GOVERNMENT SECURITIES 1.8%
  Egypt Treasury Bill, 2/20/07 .............................................         Egypt           27,000,000 EGP       4,368,650
  Thailand Treasury Bill,
     5/25/06 ...............................................................       Thailand          95,000,000 THB       2,429,202
     7/27/06 ...............................................................       Thailand           2,500,000 THB          63,470
     9/07/06 ...............................................................       Thailand           3,100,000 THB          78,198
     10/05/06 ..............................................................       Thailand          24,200,000 THB         608,212
     10/12/06 ..............................................................       Thailand          40,400,000 THB       1,014,407
     2/22/07 ...............................................................       Thailand         145,295,000 THB       3,579,572
     3/08/07 ...............................................................       Thailand          38,700,000 THB         952,035
                                                                                                                      -------------
  TOTAL FOREIGN GOVERNMENT SECURITIES (COST $12,938,756) ...................                                             13,093,746
                                                                                                                      -------------
  TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
    (COST $582,274,554) ....................................................                                            715,765,098
                                                                                                                      -------------


                                       Quarterly Statements of Investments | 107

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL ASSET ALLOCATION FUND                                            COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MONEY MARKET FUND (COST $12,809) 0.0% g
h Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% .....     United States           12,809       $      12,809
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $582,287,363) 99.4% ..............................                                            715,777,907
  NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.3%                                                                  1,871,292
  OTHER ASSETS, LESS LIABILITIES 0.3% ......................................                                              2,159,319
                                                                                                                      -------------
  NET ASSETS 100.0% ........................................................                                          $ 719,808,518
                                                                                                                      =============

See Currency and Selected Portfolio Abbreviations on page 119.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2006, the aggregate value of these securities was $10,512,928, representing 1.46% of net assets.

c The principal amount is stated in U.S. dollars unless otherwise indicated.

d The coupon rate shown represents the rate at period end.

e The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

f The security is traded on a discount basis with no stated coupon rate.

g Rounds to less than 0.1% of net assets.

h The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


108 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL INCOME SECURITIES FUND                                                      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 76.1%
    ARGENTINA 3.4%
b,c Government of Argentina, FRN, 4.889%, 8/03/12 ............................................        5,947,000      $    4,844,401
                                                                                                                     --------------
    AUSTRALIA 2.3%
    New South Wales Treasury Corp., 8.00%, 3/01/08 ...........................................        1,990,000 AUD       1,487,598
    Queensland Treasury Corp., 6.00%,
       8/14/13 ...............................................................................        2,200,000 AUD       1,618,543
       10/14/15 ..............................................................................          200,000 AUD         146,958
                                                                                                                     --------------
                                                                                                                          3,253,099
                                                                                                                     --------------
    AUSTRIA 1.2%
    Government of Austria,
       5.50%, 10/20/07 .......................................................................          425,000 EUR         531,871
       5.00%, 7/15/12 ........................................................................          850,000 EUR       1,105,263
                                                                                                                     --------------
                                                                                                                          1,637,134
                                                                                                                     --------------
    BELGIUM 0.6%
    Government of Belgium, 7.50%, 7/29/08 ....................................................          686,000 EUR         906,045
                                                                                                                     --------------
    BRAZIL 0.2%
  b Government of Brazil, FRN, 5.25%, 4/15/12 ................................................          349,477             349,369
                                                                                                                     --------------
    CANADA 4.8%
    Government of Canada,
       3.00%, 6/01/06 ........................................................................        3,470,000 CAD       2,967,693
       5.75%, 9/01/06 ........................................................................          790,000 CAD         681,264
       7.00%, 12/01/06 .......................................................................        1,110,000 CAD         968,754
    Province of Alberta, 5.00%, 12/16/08 .....................................................          170,000 CAD         148,725
    Province of British Columbia, 5.25%, 12/01/06 ............................................        1,000,000 CAD         862,608
    Province of Manitoba, 5.10%, 12/01/06 ....................................................        1,090,000 CAD         939,831
    Province of Newfoundland, 5.90%, 12/12/07 ................................................          300,000 CAD         264,321
                                                                                                                     --------------
                                                                                                                          6,833,196
                                                                                                                     --------------
    DENMARK 0.9%
    Government of Denmark,
       7.00%, 11/15/07 .......................................................................        1,450,000 DKK         248,515
       5.00%, 11/15/13 .......................................................................        3,950,000 DKK         692,030
       7.00%, 11/10/24 .......................................................................        1,300,000 DKK         291,870
                                                                                                                     --------------
                                                                                                                          1,232,415
                                                                                                                     --------------
    FINLAND 1.1%
    Government of Finland,
       5.00%, 4/25/09 ........................................................................          660,000 EUR         835,480
       5.375%, 7/04/13 .......................................................................          540,000 EUR         722,504
                                                                                                                     --------------
                                                                                                                          1,557,984
                                                                                                                     --------------
    FRANCE 0.7%
    Government of France, 4.00%, 10/25/09 ....................................................          845,000 EUR       1,042,056
                                                                                                                     --------------


                                       Quarterly Statements of Investments | 109

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL INCOME SECURITIES FUND                                                        PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  GERMANY 1.7%
  Government of Germany, 4.00%, 2/16/07 ......................................................          110,000 EUR  $      134,354
  KfW Bankengruppe, 8.25%, 9/20/07 ...........................................................       54,000,000 ISK         738,401
  KfW Bankengruppe, senior note, 6.375%, 2/17/15 .............................................        2,530,000 NZD       1,564,585
                                                                                                                     --------------
                                                                                                                          2,437,340
                                                                                                                     --------------
  GREECE 0.9%
  Government of the Hellenic Republic,
     3.25%, 6/21/07 ..........................................................................          270,000 EUR         327,197
     4.60%, 5/20/13 ..........................................................................          700,000 EUR         884,759
                                                                                                                     --------------
                                                                                                                          1,211,956
                                                                                                                     --------------
  ICELAND 0.8%
  Inter-American Development Bank, 9.00%, 1/04/07 ............................................       79,500,000 ISK       1,094,824
                                                                                                                     --------------
  INDONESIA 6.2%
  Government of Indonesia,
     14.00%, 6/15/09 .........................................................................   13,407,000,000 IDR       1,556,551
     13.15%, 3/15/10 .........................................................................    8,880,000,000 IDR       1,016,309
     15.425%, 9/15/10 ........................................................................      450,000,000 IDR          55,464
     10.00%, 10/15/11 ........................................................................    1,800,000,000 IDR         182,486
     11.00%, 12/15/12 ........................................................................      450,000,000 IDR          47,107
     14.25%, 6/15/13 .........................................................................   11,269,000,000 IDR       1,368,166
     14.275%, 12/15/13 .......................................................................   21,167,000,000 IDR       2,573,956
     11.00%, 10/15/14 ........................................................................    3,390,000,000 IDR         351,609
     10.75%, 5/15/16 .........................................................................    3,300,000,000 IDR         333,650
     10.00%, 7/15/17 .........................................................................    3,500,000,000 IDR         334,131
     11.00%, 11/15/20 ........................................................................    9,600,000,000 IDR         961,374
                                                                                                                     --------------
                                                                                                                          8,780,803
                                                                                                                     --------------
  IRELAND 0.7%
  Government of Ireland, 5.00%, 4/18/13 ......................................................          800,000 EUR       1,046,774
                                                                                                                     --------------
  ITALY 0.0% d
  Government of Italy, 7.75%, 11/01/06 .......................................................           41,293 EUR          51,387
                                                                                                                     --------------
  MALAYSIA 4.3%
  Government of Malaysia,
     6.90%, 3/15/07 ..........................................................................        1,075,000 MYR         301,211
     8.60%, 12/01/07 .........................................................................        5,865,000 MYR       1,721,524
     3.135%, 12/17/07 ........................................................................        5,725,000 MYR       1,542,868
     6.45%, 7/01/08 ..........................................................................        4,600,000 MYR       1,324,572
     4.305%, 2/27/09 .........................................................................        3,660,000 MYR       1,013,156
     4.032%, 9/15/09 .........................................................................          665,000 MYR         183,101
                                                                                                                     --------------
                                                                                                                          6,086,432
                                                                                                                     --------------
  MEXICO 0.4%
e Government of Mexico, 144A, 7.50%, 3/08/10 .................................................          450,000 EUR         611,982
                                                                                                                     --------------


110 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL INCOME SECURITIES FUND                                                       PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   NETHERLANDS 0.6%
   Government of the Netherlands,
      3.00%, 7/15/06 .........................................................................          150,000 EUR  $      181,825
      5.75%, 2/15/07 .........................................................................          488,000 EUR         604,446
                                                                                                                     --------------
                                                                                                                            786,271
                                                                                                                     --------------
   NEW ZEALAND 1.3%
   Government of New Zealand, 7.00%, 7/15/09 .................................................        2,435,000 NZD       1,548,092
   Inter-American Development Bank, 6.00%, 12/15/17 ..........................................          575,000 NZD         347,256
                                                                                                                     --------------
                                                                                                                          1,895,348
                                                                                                                     --------------
   NORWAY 5.0%
   Government of Norway, 6.75%, 1/15/07 ......................................................       45,660,000 NOK       7,167,515
                                                                                                                     --------------
   PERU 2.4%
   Government of Peru,
      8.60%, 8/12/17 .........................................................................        6,185,000 PEN       1,915,546
      7.84%, 8/12/20 .........................................................................        4,945,000 PEN       1,428,755
                                                                                                                     --------------
                                                                                                                          3,344,301
                                                                                                                     --------------
   PHILIPPINES 1.0%
   Government of the Philippines,
    f Reg S, 9.125%, 2/22/10 .................................................................          330,000 EUR         459,502
      9.00%, 2/15/13 .........................................................................          800,000             905,000
                                                                                                                     --------------
                                                                                                                          1,364,502
                                                                                                                     --------------
   POLAND 7.0%
   Government of Poland,
      8.50%, 11/12/06 ........................................................................        4,720,000 PLN       1,494,931
      8.50%, 5/12/07 .........................................................................        6,990,000 PLN       2,261,360
      6.00%, 5/24/09 .........................................................................        8,195,000 PLN       2,643,140
      6.25%, 10/24/15 ........................................................................        3,690,000 PLN       1,238,132
      5.75%, 9/23/22 .........................................................................        6,800,000 PLN       2,262,115
                                                                                                                     --------------
                                                                                                                          9,899,678
                                                                                                                     --------------
   SINGAPORE 4.4%
   Government of Singapore,
      1.75%, 2/01/07 .........................................................................        1,150,000 SGD         704,440
      4.00%, 3/01/07 .........................................................................        7,160,000 SGD       4,469,212
      2.625%, 10/01/07 .......................................................................        1,630,000 SGD       1,003,764
                                                                                                                     --------------
                                                                                                                          6,177,416
                                                                                                                     --------------
   SLOVAK REPUBLIC 2.8%
   Government of Slovakia,
      4.95%, 3/05/08 .........................................................................        9,000,000 SKK         293,871
      4.80%, 4/14/09 .........................................................................       33,500,000 SKK       1,096,891
      4.90%, 2/05/10 .........................................................................        1,000,000 SKK          32,958
      8.50%, 8/17/10 .........................................................................       30,000,000 SKK       1,128,845
      7.50%, 3/13/12 .........................................................................       19,000,000 SKK         716,414
      5.00%, 1/22/13 .........................................................................        6,000,000 SKK         201,411


                                       Quarterly Statements of Investments | 111

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL INCOME SECURITIES FUND                                                        PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  SLOVAK REPUBLIC (CONTINUED)
  Government of Slovakia, (continued)
     4.90%, 2/11/14 ..........................................................................        4,900,000 SKK  $      164,626
     5.30%, 5/12/19 ..........................................................................       11,200,000 SKK         398,531
                                                                                                                     --------------
                                                                                                                          4,033,547
                                                                                                                     --------------
  SOUTH AFRICA 0.2%
  Government of South Africa, 5.25%, 5/16/13 .................................................          200,000 EUR         255,078
                                                                                                                     --------------
  SOUTH KOREA 14.0%
  Government of Korea, 4.75%, 3/03/07 ........................................................    5,740,000,000 KRW       5,917,957
  Korea Treasury Note,
     6.90%, 1/16/07 ..........................................................................    1,200,000,000 KRW       1,257,652
     3.75%, 9/10/07 ..........................................................................    5,150,000,000 KRW       5,228,073
     4.75%, 3/12/08 ..........................................................................    3,768,000,000 KRW       3,870,603
     4.50%, 9/09/08 ..........................................................................    1,945,000,000 KRW       1,984,470
     4.25%, 9/10/08 ..........................................................................    1,600,000,000 KRW       1,623,114
                                                                                                                     --------------
                                                                                                                         19,881,869
                                                                                                                     --------------
  SPAIN 0.3%
  Government of Spain, 6.00%, 1/31/08 ........................................................          390,000 EUR         494,289
                                                                                                                     --------------
  SWEDEN 5.6%
  Government of Sweden,
     3.50%, 4/20/06 ..........................................................................        2,100,000 SEK         269,837
     8.00%, 8/15/07 ..........................................................................       56,290,000 SEK       7,739,541
                                                                                                                     --------------
                                                                                                                          8,009,378
                                                                                                                     --------------
  THAILAND 1.3%
  Government of Thailand,
     8.00%, 12/08/06 .........................................................................       60,700,000 THB       1,596,998
     4.125%, 2/12/08 .........................................................................        9,000,000 THB         227,268
     8.50%, 12/08/08 .........................................................................        1,000,000 THB          27,767
                                                                                                                     --------------
                                                                                                                          1,852,033
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $103,401,220) ............................................                          108,138,422
                                                                                                                     --------------
  SHORT TERM INVESTMENTS 13.9%
  AUSTRIA 0.8%
  Government of Austria, 9.00%, 9/15/06 ......................................................       85,000,000 ISK       1,173,592
                                                                                                                     --------------
  CANADA 3.6%
g Canada Treasury Bills, 11/30/06 - 2/22/07 ..................................................        2,460,000 CAD       2,043,212
  Province of Ontario,
     7.75%, 7/24/06 ..........................................................................        1,600,000 CAD       1,386,050
     3.50%, 9/08/06 ..........................................................................        1,920,000 CAD       1,640,455
                                                                                                                     --------------
                                                                                                                          5,069,717
                                                                                                                     --------------
  EGYPT 3.0%
g Egypt Treasury Bills, 5/30/06 - 3/27/07 ....................................................       25,900,000 EGP       4,277,688
                                                                                                                     --------------


112 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL INCOME SECURITIES FUND                                                        PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  SWEDEN 1.8%
  Government of Sweden, Strip, 9/20/06 .......................................................        8,450,000 SEK  $    1,072,619
g Sweden Treasury Bill, 12/20/06 .............................................................       11,600,000 SEK       1,465,731
                                                                                                                     --------------
                                                                                                                          2,538,350
                                                                                                                     --------------
  THAILAND 4.7%
  Bank of Thailand Bond, Strip, 4/07/06 ......................................................        8,400,000 THB         216,010
g Thailand Treasury Bills, 4/17/06 - 3/08/07 .................................................      259,100,000 THB       6,476,510
                                                                                                                     --------------
                                                                                                                          6,692,520
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $19,775,636) ............................................                           19,751,867
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $123,176,856) 90.0% ................................................                          127,890,289
  NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.3% .....................................                              469,807
  OTHER ASSETS, LESS LIABILITIES 9.7% ........................................................                           13,703,013
                                                                                                                     --------------
  NET ASSETS 100.0% ..........................................................................                       $  142,063,109
                                                                                                                     ==============

See Currency and Selected Portfolio Abbreviations on page 119.

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

d Rounds to less than 0.1% of net assets.

e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2006, the value of this security was $611,982, representing 0.43% of net assets.

f Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2006, the value of this security was $459,502, representing 0.32% of net assets.

g The security is traded on a discount basis with no stated coupon rate.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 113

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GROWTH SECURITIES FUND                                                    COUNTRY      SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS 92.9%
  AEROSPACE & DEFENSE 2.1%
  BAE Systems PLC ............................................................     United Kingdom      2,309,959     $   16,875,849
a BAE Systems PLC, 144A ......................................................     United Kingdom            422              3,083
  Raytheon Co. ...............................................................      United States        723,090         33,146,446
b Rolls-Royce Group PLC ......................................................     United Kingdom      1,583,950         12,596,334
b Rolls-Royce Group PLC, B ...................................................     United Kingdom    106,025,274            187,779
                                                                                                                     --------------
                                                                                                                         62,809,491
                                                                                                                     --------------
  AIR FREIGHT & LOGISTICS 0.5%
  Deutsche Post AG ...........................................................         Germany           632,190         15,801,784
                                                                                                                     --------------
  AUTO COMPONENTS 0.5%
  Lear Corp. .................................................................      United States        281,750          4,995,427
  Valeo SA ...................................................................         France            237,933          9,948,530
                                                                                                                     --------------
                                                                                                                         14,943,957
                                                                                                                     --------------
  AUTOMOBILES 2.4%
  Bayerische Motoren Werke AG ................................................         Germany           932,900         51,428,725
  Peugeot SA .................................................................         France            298,160         18,785,034
                                                                                                                     --------------
                                                                                                                         70,213,759
                                                                                                                     --------------
  CAPITAL MARKETS 2.8%
  The Bank of New York Co. Inc. ..............................................      United States        976,292         35,185,564
  Nomura Holdings Inc. .......................................................          Japan          1,035,173         23,089,851
  UBS AG .....................................................................       Switzerland         213,966         23,492,376
                                                                                                                     --------------
                                                                                                                         81,767,791
                                                                                                                     --------------
  CHEMICALS 1.1%
  Akzo Nobel NV ..............................................................       Netherlands         445,080         23,614,148
b Syngenta AG ................................................................       Switzerland          49,495          6,952,259
b Syngenta AG, wts., 5/23/06 .................................................       Switzerland          98,535            123,901
                                                                                                                     --------------
                                                                                                                         30,690,308
                                                                                                                     --------------
  COMMERCIAL BANKS 7.2%
  Banco Santander Central Hispano SA .........................................          Spain          1,320,501         19,279,024
  Hana Financial Group Inc. ..................................................       South Korea         161,640          7,652,404
  HSBC Holdings PLC ..........................................................     United Kingdom      1,980,400         33,153,633
  Kookmin Bank ...............................................................       South Korea         349,400         30,169,979
  Mitsubishi UFJ Financial Group Inc. ........................................          Japan              2,600         39,767,175
  Royal Bank of Scotland Group PLC ...........................................     United Kingdom      1,752,972         57,009,863
  Standard Chartered PLC .....................................................     United Kingdom        394,463          9,808,137
  UniCredito Italiano SpA ....................................................          Italy          2,050,000         14,815,748
                                                                                                                     --------------
                                                                                                                        211,655,963
                                                                                                                     --------------
  COMMERCIAL SERVICES & SUPPLIES 0.6%
  Rentokil Initial PLC .......................................................     United Kingdom      5,968,960         16,194,067
                                                                                                                     --------------
  COMPUTERS & PERIPHERALS 1.5%
b Maxtor Corp. ...............................................................      United States        819,781          7,837,106
b Seagate Technology .........................................................      United States      1,339,475         35,268,377
                                                                                                                     --------------
                                                                                                                         43,105,483
                                                                                                                     --------------


114 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GROWTH SECURITIES FUND                                                    COUNTRY      SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONTINUED)
  DIVERSIFIED CONSUMER SERVICES 0.9%
  H&R Block Inc. .............................................................      United States     1,267,870      $   27,449,386
                                                                                                                     --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 5.3%
  AT&T Inc. ..................................................................      United States       441,280          11,932,211
  BCE Inc. ...................................................................         Canada         1,060,493          25,546,280
  Belgacom ...................................................................         Belgium          273,600           8,748,120
  France Telecom SA ..........................................................         France         1,676,450          37,698,827
  KT Corp., ADR ..............................................................       South Korea      1,011,735          21,549,956
  Portugal Telecom SGPS SA ...................................................        Portugal        1,232,340          14,945,963
  Telefonos de Mexico SA de CV, L, ADR .......................................         Mexico           900,930          20,252,906
  Telenor ASA ................................................................         Norway         1,402,050          15,077,416
                                                                                                                     --------------
                                                                                                                        155,751,679
                                                                                                                     --------------
  ELECTRIC UTILITIES 1.1%
  E.ON AG ....................................................................         Germany          168,555          18,553,500
  Hong Kong Electric Holdings Ltd. ...........................................        Hong Kong       2,867,498          13,488,543
                                                                                                                     --------------
                                                                                                                         32,042,043
                                                                                                                     --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
b Celestica Inc. .............................................................         Canada           403,440           4,619,388
b Flextronics International Ltd. .............................................        Singapore         752,300           7,786,305
  Hitachi Ltd. ...............................................................          Japan         3,347,500          23,694,332
                                                                                                                     --------------
                                                                                                                         36,100,025
                                                                                                                     --------------
  FOOD & STAPLES RETAILING 0.4%
  William Morrison Supermarkets PLC ..........................................     United Kingdom     3,776,350          12,458,423
                                                                                                                     --------------
  FOOD PRODUCTS 3.1%
  H.J. Heinz Co. .............................................................      United States       636,725          24,144,612
  Nestle SA ..................................................................       Switzerland        148,549          44,077,794
  Unilever NV ................................................................       Netherlands        334,120          23,196,174
                                                                                                                     --------------
                                                                                                                         91,418,580
                                                                                                                     --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.9%
  Olympus Corp. ..............................................................          Japan           887,820          26,102,368
                                                                                                                     --------------
  HEALTH CARE PROVIDERS & SERVICES 1.7%
  HCA Inc. ...................................................................      United States       511,330          23,413,801
b Tenet Healthcare Corp. .....................................................      United States     3,381,565          24,955,949
                                                                                                                     --------------
                                                                                                                         48,369,750
                                                                                                                     --------------
  HOTELS RESTAURANTS & LEISURE 1.9%
  Accor SA ...................................................................         France           518,800          29,901,459
  Compass Group PLC ..........................................................     United Kingdom     6,546,412          25,944,862
                                                                                                                     --------------
                                                                                                                         55,846,321
                                                                                                                     --------------
  HOUSEHOLD DURABLES 2.1%
  Koninklijke Philips Electronics NV .........................................       Netherlands        886,245          29,947,569
  SONY Corp. .................................................................          Japan           691,350          32,016,464
                                                                                                                     --------------
                                                                                                                         61,964,033
                                                                                                                     --------------


                                       Quarterly Statements of Investments | 115

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GROWTH SECURITIES FUND                                                    COUNTRY      SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONTINUED)
  INDUSTRIAL CONGLOMERATES 4.7%
  Siemens AG .................................................................         Germany          580,080      $   54,068,322
  Smiths Group PLC ...........................................................     United Kingdom     1,041,081          17,769,503
  Tyco International Ltd. ....................................................      United States     2,461,015          66,152,083
                                                                                                                     --------------
                                                                                                                        137,989,908
                                                                                                                     --------------
  INSURANCE 7.4%
  ACE Ltd. ...................................................................         Bermuda          297,200          15,457,372
  American International Group Inc. ..........................................      United States       670,968          44,344,275
  Aviva PLC ..................................................................     United Kingdom     2,271,950          31,539,476
  Muenchener Rueckversicherungs-Gesellschaft AG ..............................         Germany          206,090          29,239,711
  Swiss Reinsurance Co. ......................................................       Switzerland        431,050          30,108,227
  Torchmark Corp. ............................................................      United States       198,400          11,328,640
  Willis Group Holdings Ltd. .................................................      United States       886,236          30,362,445
  XL Capital Ltd., A .........................................................         Bermuda          364,732          23,382,969
                                                                                                                     --------------
                                                                                                                        215,763,115
                                                                                                                     --------------
  IT SERVICES 1.7%
  Accenture Ltd., A ..........................................................         Bermuda          609,280          18,321,050
  Electronic Data Systems Corp. ..............................................      United States     1,159,669          31,113,919
                                                                                                                     --------------
                                                                                                                         49,434,969
                                                                                                                     --------------
  LEISURE EQUIPMENT & PRODUCTS 1.5%
  Eastman Kodak Co. ..........................................................      United States       626,650          17,821,926
  Fuji Photo Film Co. Ltd. ...................................................          Japan           755,500          25,229,341
  Mattel Inc. ................................................................      United States         8,600             155,918
                                                                                                                     --------------
                                                                                                                         43,207,185
                                                                                                                     --------------
  MEDIA 10.3%
  British Sky Broadcasting Group PLC .........................................     United Kingdom     3,245,088          30,426,884
b Comcast Corp., A ...........................................................      United States     1,011,580          26,422,470
b The DIRECTV Group Inc. .....................................................      United States     1,931,289          31,673,139
b Interpublic Group of Cos. Inc. .............................................      United States     2,885,615          27,586,479
  News Corp., A ..............................................................      United States     3,598,561          59,772,098
  Pearson PLC ................................................................     United Kingdom     2,112,355          29,268,943
  Reed Elsevier NV ...........................................................       Netherlands      2,955,770          42,365,725
  Time Warner Inc. ...........................................................      United States     1,625,067          27,284,875
  VNU NV .....................................................................       Netherlands        849,842          27,626,008
                                                                                                                     --------------
                                                                                                                        302,426,621
                                                                                                                     --------------
  MULTI-UTILITIES 1.6%
  DTE Energy Co. .............................................................      United States       628,235          25,185,941
  National Grid PLC ..........................................................     United Kingdom     2,048,535          20,381,458
                                                                                                                     --------------
                                                                                                                         45,567,399
                                                                                                                     --------------


116 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GROWTH SECURITIES FUND                                                    COUNTRY      SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONTINUED)
  OFFICE ELECTRONICS 0.9%
b Konica Minolta Holdings Ltd. ...............................................          Japan         2,034,500      $   25,966,088
                                                                                                                     --------------
  OIL, GAS & CONSUMABLE FUELS 5.8%
  BP PLC .....................................................................     United Kingdom     3,406,777          39,100,508
  El Paso Corp. ..............................................................      United States     2,709,909          32,654,404
  Eni SpA ....................................................................          Italy           760,135          21,624,600
  Repsol YPF SA ..............................................................          Spain           919,148          26,103,715
  Royal Dutch Shell PLC, B ...................................................     United Kingdom     1,496,406          48,665,866
  TransCanada Corp. ..........................................................         Canada            89,875           2,591,386
                                                                                                                     --------------
                                                                                                                        170,740,479
                                                                                                                     --------------
  PAPER & FOREST PRODUCTS 4.6%
  International Paper Co. ....................................................      United States     1,004,310          34,718,997
  Sappi Ltd. .................................................................      South Africa      1,300,540          19,412,115
  Stora Enso OYJ, R ..........................................................         Finland        1,864,683          28,692,474
  Svenska Cellulosa AB, B ....................................................         Sweden           530,851          23,309,544
  UPM-Kymmene OYJ ............................................................         Finland        1,275,830          30,143,015
                                                                                                                     --------------
                                                                                                                        136,276,145
                                                                                                                     --------------
  PHARMACEUTICALS 9.3%
  Abbott Laboratories ........................................................      United States       313,207          13,301,901
  Bristol-Myers Squibb Co. ...................................................      United States     1,282,740          31,568,231
  GlaxoSmithKline PLC ........................................................     United Kingdom     1,865,886          48,759,455
  Merck & Co. Inc. ...........................................................      United States     1,496,505          52,721,871
  Novartis AG ................................................................       Switzerland        412,490          22,929,289
  Pfizer Inc. ................................................................      United States     1,719,435          42,848,320
  Sanofi-Aventis .............................................................         France           327,290          31,128,748
  Shire PLC ..................................................................     United Kingdom       685,190          10,511,261
  Takeda Pharmaceutical Co. Ltd. .............................................          Japan           357,000          20,354,931
                                                                                                                     --------------
                                                                                                                        274,124,007
                                                                                                                     --------------
  REAL ESTATE 1.5%
  Cheung Kong (Holdings) Ltd. ................................................        Hong Kong       2,663,499          28,233,031
  Swire Pacific Ltd., A ......................................................        Hong Kong       1,652,800          16,177,714
                                                                                                                     --------------
                                                                                                                         44,410,745
                                                                                                                     --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
  Samsung Electronics Co. Ltd. ...............................................       South Korea         33,440          21,681,881
                                                                                                                     --------------
  SOFTWARE 2.5%
b Cadence Design Systems Inc. ................................................      United States       820,990          15,180,105
  Microsoft Corp. ............................................................      United States     1,090,940          29,684,478
  Nintendo Co. Ltd. ..........................................................          Japan           182,700          27,323,108
                                                                                                                     --------------
                                                                                                                         72,187,691
                                                                                                                     --------------


                                       Quarterly Statements of Investments | 117

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GROWTH SECURITIES FUND                                                     COUNTRY       SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONTINUED)
  WIRELESS TELECOMMUNICATION SERVICES 3.1%
  KDDI Corp. .................................................................          Japan                5,000   $   26,723,882
  SK Telecom Co. Ltd. ........................................................       South Korea            80,853       16,018,322
  SK Telecom Co. Ltd., ADR ...................................................       South Korea           303,380        7,156,734
  Vodafone Group PLC .........................................................     United Kingdom       19,722,989       41,266,441
                                                                                                                     --------------
                                                                                                                         91,165,379
                                                                                                                     --------------
  TOTAL COMMON STOCKS AND WARRANTS (COST $2,281,001,928) .....................                                        2,725,626,823
                                                                                                                     --------------

                                                                                                    ----------------
                                                                                                    PRINCIPAL AMOUNT
                                                                                                    ----------------

  SHORT TERM INVESTMENTS (COST $193,894,497) 6.6%
  U.S. GOVERNMENT AND AGENCY SECURITIES 6.6%
c Federal Home Loan Bank, 4/03/06 ............................................      United States    $ 144,068,000      144,068,000
c U.S. Treasury Bill, 4/20/06 ................................................      United States       50,000,000       49,893,100
                                                                                                                     --------------
                                                                                                                        193,961,100
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $2,474,896,425) 99.5% ..............................                                        2,919,587,923
  OTHER ASSETS, LESS LIABILITIES 0.5% ........................................                                           15,774,806
                                                                                                                     --------------
  NET ASSETS 100.0% ..........................................................                                       $2,935,362,729
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 119.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2006, the value of this security was $3,083, representing 0.00% of net assets.

b Non-income producing.

c The security is traded on a discount basis with no stated coupon rate.


118 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD   -   Australian Dollar
CAD   -   Canadian Dollar
DKK   -   Danish Krone
EGP   -   Egyptian Pound
EUR   -   Euro
GBP   -   British Pound
IDR   -   Indonesian Rupiah
ISK   -   Iceland Krona
JPY   -   Japanese Yen
KRW   -   South Korean Won
MYR   -   Malaysian Ringgit
NOK   -   Norwegian Krone
NZD   -   New Zealand Dollar
PEN   -   Peruvian Nuevo Sol
PLN   -   Polish Zloty
SEK   -   Swedish Krona
SGD   -   Singapore Dollar
SKK   -   Slovak Koruna
THB   -   Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

ADR    -  American Depository Receipt
FDR    -  Foreign Depository Receipt
FFCB   -  Federal Farm Credit Bank
FHLB   -  Federal Home Loan Bank
FHLMC  -  Federal Home Loan Mortgage Corporation
FICO   -  Financing Corporation
FNMA   -  Federal National Mortgage Association
FRN    -  Floating Rate Note
GDR    -  Global Depository Receipt
GNMA   -  Government National Mortgage Association
GO     -  General Obligation
HUD    -  Housing and Urban Development
L/C    -  Letters of Credit
LIBOR  -  London InterBank Offered Rate
MTN    -  Medium Term Notes
PC     -  Participation Certificate
PIBOR  -  Paris InterBank Offered Rate
PL     -  Project Loan
REFCO  -  Resolution Funding Corp.
REIT   -  Real Estate Investment Trust
SBA    -  Small Business Administration
SDR    -  Swedish Depository Receipt
SF     -  Single Family


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 119

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Templeton Variable Insurance Products Trust is registered under the Investment Company Act of 1940 as an open=end investment company, consisting of twenty-two separate series (the Funds). All Funds are diversified except the Franklin Strategic Income Securities Fund and the Templeton Global Income Securities Fund. Shares of the Funds are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

1. INCOME TAXES

At March 31, 2006, the cost of investments and net unappreciation
(depreciation) for income tax purposes were as follows:

                                     ----------------------------------------------------------------------
                                                         FRANKLIN
                                        FRANKLIN           GLOBAL             FRANKLIN         FRANKLIN
                                     FLEX CAP GROWTH   COMMUNICATIONS    GROWTH AND INCOME    HIGH INCOME
                                     SECURITIES FUND   SECURITIES FUND    SECURITIES FUND        FUND
                                     ----------------------------------------------------------------------
Cost of investments ..............     $ 40,019,901     $ 150,932,010      $ 596,481,968     $ 238,317,416
                                     ======================================================================
Unrealized appreciation ..........     $  3,909,259     $  53,935,520      $ 118,582,102     $   5,785,181
Unrealized depreciation ..........         (476,136)       (3,164,855)        (8,970,092)      (11,955,834)
                                     ----------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) ................     $  3,433,123     $  50,770,665      $ 109,612,010     $  (6,170,653)
                                     ======================================================================

                                     ----------------------------------------------------------------------
                                        FRANKLIN           FRANKLIN          FRANKLIN          FRANKLIN
                                         INCOME        LARGE CAP GROWTH   LARGE CAP VALUE    MONEY MARKET
                                     SECURITIES FUND    SECURITIES FUND   SECURITIES FUND        FUND
                                     ----------------------------------------------------------------------
Cost of investments ..............   $ 3,585,253,116    $ 614,804,162      $  11,257,827     $  44,707,516
                                     ======================================================================
Unrealized appreciation ..........   $   261,449,618    $  87,560,110      $     448,108     $          --
Unrealized depreciation ..........      (119,963,070)     (25,509,278)           (90,974)               --
                                     ----------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) ................   $   141,486,548    $  62,050,832      $     357,134     $          --
                                     ======================================================================

                                     ----------------------------------------------------------------------
                                                                                              FRANKLIN
                                        FRANKLIN           FRANKLIN         FRANKLIN        SMALL-MID CAP
                                       REAL ESTATE     RISING DIVIDENDS  SMALL CAP VALUE       GROWTH
                                          FUND         SECURITIES FUND   SECURITIES FUND   SECURITIES FUND
                                     ----------------------------------------------------------------------
Cost of investments ..............   $ 1,239,378,159   $ 1,463,038,325   $ 1,002,685,034   $ 1,062,968,536
                                     ======================================================================
Unrealized appreciation ..........   $   398,330,065   $   435,885,197   $   376,109,032   $   394,295,873
Unrealized depreciation ..........       (21,770,867)      (28,827,948)      (45,467,176)      (34,499,003)
                                     ----------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) ................   $   376,559,198   $   407,057,249   $   330,641,856   $   359,796,870
                                     ======================================================================


120 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

1. INCOME TAXES (CONTINUED)

                                     ----------------------------------------------------------------------
                                         FRANKLIN           FRANKLIN        FRANKLIN
                                     STRATEGIC INCOME   U.S. GOVERNMENT    ZERO COUPON    MUTUAL DISCOVERY
                                     SECURITIES FUND          FUND          FUND 2010     SECURITIES FUND
                                     ----------------------------------------------------------------------
Cost of investments ..............     $ 802,829,497     $ 582,558,357    $ 119,977,722    $  896,463,987
                                     ======================================================================
Unrealized appreciation ..........     $  17,974,265     $   5,310,908    $   6,042,744    $  250,198,957
Unrealized depreciation ..........       (16,289,688)      (12,277,404)      (2,345,737)      (10,025,190)
                                     ----------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) ................     $   1,684,577     $  (6,966,496)   $   3,697,007    $  240,173,767
                                     ======================================================================

                                     --------------------------------------------------------------------------
                                                             TEMPLETON          TEMPLETON         TEMPLETON
                                      MUTUAL SHARES     DEVELOPING MARKETS       FOREIGN        GLOBAL ASSET
                                     SECURITIES FUND      SECURITIES FUND    SECURITIES FUND   ALLOCATION FUND
                                     --------------------------------------------------------------------------
Cost of investments ..............   $  3,443,953,288     $ 1,134,149,156    $ 2,508,146,223    $ 586,322,288
                                     ==========================================================================
Unrealized appreciation ..........   $    840,172,102     $   474,298,315    $   694,871,005    $ 156,200,161
Unrealized depreciation ..........        (47,552,695)        (24,940,059)       (69,350,574)     (26,744,542)
                                     --------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) ................   $    792,619,407     $   449,358,256    $   625,520,431    $ 129,455,619
                                     ==========================================================================

                                     ------------------------------------
                                        TEMPLETON          TEMPLETON
                                      GLOBAL INCOME          GROWTH
                                     SECURITIES FUND    SECURITIES FUND
                                     ------------------------------------
Cost of investments ..............    $  124,795,011     $ 2,475,608,182
                                     ====================================
Unrealized appreciation ..........    $    6,453,746     $   507,915,083
Unrealized depreciation ..........        (3,358,468)        (63,935,342)
                                     ------------------------------------
Net unrealized appreciation
   (depreciation) ................    $    3,095,278     $   443,979,741
                                     ====================================

2. SYNTHETIC EQUITY SWAPS

At March 31, 2006, the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund had the following synthetic equity swaps outstanding:

   MUTUAL DISCOVERY SECURITIES FUND

---------------------------------------------------------------------------------------------------
                                                               NUMBER OF    NOTIONAL    UNREALIZED
  CONTRACTS TO BUY                                             CONTRACTS     VALUE     GAIN (LOSS)
---------------------------------------------------------------------------------------------------
  BOC Group PLC (15.45 GBP) ...............................       23,937   $ 642,980   $      (281)
  Christian Dior SA (46.76 - 54.99 EUR) ...................        5,203     519,131       210,979
                                                                                       -----------
  Total contracts to buy ..................................                            $   210,698
                                                                                       -----------

---------------------------------------------------------------------------------------------------
                                                               NUMBER OF    NOTIONAL    UNREALIZED
  CONTRACTS TO SELL                                            CONTRACTS     VALUE     GAIN (LOSS)
---------------------------------------------------------------------------------------------------
  LVMH Moet Hennessy Louis Vuitton (54.61 - 61.76 EUR) ....        5,192   $ 508,912   $  (144,370)
                                                                                       -----------
  Net unrealized gain (loss) ..............................                            $    66,328
                                                                                       ===========


                                       Quarterly Statements of Investments | 121

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SYNTHETIC EQUITY SWAPS (CONTINUED)

  MUTUAL SHARES SECURITIES FUND

----------------------------------------------------------------------------------------------------
                                                               NUMBER OF     NOTIONAL    UNREALIZED
  CONTRACTS TO BUY                                             CONTRACTS      VALUE      GAIN (LOSS)
----------------------------------------------------------------------------------------------------
  BOC Group PLC (15.45 GBP) ...............................      90,887    $ 2,441,346   $    (1,066)
  Christian Dior SA (46.76 - 54.99 EUR) ...................      30,500      3,043,145     1,236,962
                                                                                         -----------
  Total contracts to buy ..................................                              $ 1,235,896
                                                                                         -----------

----------------------------------------------------------------------------------------------------
                                                               NUMBER OF     NOTIONAL     UNREALIZED
  CONTRACTS TO SELL                                            CONTRACTS      VALUE      GAIN (LOSS)
----------------------------------------------------------------------------------------------------
  LVMH Moet Hennessy Louis Vuitton (54.61 - 61.76 EUR) .....     30,434    $ 2,983,093   $  (842,026)
                                                                                         -----------
  Net unrealized gain (loss) ...............................                             $   393,870
                                                                                         ===========

3. FORWARD EXCHANGE CONTRACTS

At March 31, 2006, the Franklin Strategic Income Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Global Asset Allocation Fund and Templeton Global Income Securities Fund had the following forward exchange contracts outstanding:

  FRANKLIN STRATEGIC INCOME SECURITIES FUND

--------------------------------------------------------------------------------------------------------
                                                               CONTRACT        SETTLEMENT    UNREALIZED
  CONTRACTS TO BUY                                             AMOUNT a           DATE      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
  1,824,652,500    South Korean Won ........................   2,750,000 NZD    10/10/06    $   215,523
  30,500,000       Thailand Baht ...........................   1,068,956 NZD    12/06/06        134,798
                                                                                            -----------
     Unrealized gain (loss) on forward exchange contracts ..                                $   350,321
                                                                                            ===========


122 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

  MUTUAL DISCOVERY SECURITIES FUND

---------------------------------------------------------------------------------------------------
                                                              CONTRACT    SETTLEMENT    UNREALIZED
  CONTRACTS TO SELL                                           AMOUNT a        DATE     GAIN (LOSS)
---------------------------------------------------------------------------------------------------
          6,725,000   British Pound ......................   11,893,640     4/04/06    $   216,214
          5,700,000   Canadian Dollar ....................    4,943,625     4/17/06         60,157
          8,941,412   Canadian Dollar ....................    7,758,333     4/24/06         96,311
         12,436,684   Euro ...............................   15,203,625     4/24/06        113,598
          8,849,455   Euro ...............................   10,867,271     4/25/06        129,156
         11,593,051   Swiss Franc ........................    9,131,387     5/02/06        213,546
         12,853,425   Norwegian Krone ....................    1,998,045     5/08/06         32,879
          7,750,000   British Pound ......................   13,505,925     5/15/06         42,169
          4,844,550   Euro ...............................    6,145,589     5/23/06        256,677
        114,928,400   Taiwan Dollar ......................    3,628,228     5/30/06         86,955
          6,948,000   Norwegian Krone ....................    1,067,281     6/06/06          2,866
          6,705,011   Swiss Franc ........................    5,250,000     6/06/06         71,953
          3,065,000   New Zealand Dollar .................    2,170,020     6/07/06        294,159
          5,850,000   Euro ...............................    7,152,817     6/15/06         31,664
          2,745,000   Danish Krone .......................      450,000     6/19/06          2,234
      2,595,317,172   Japanese Yen .......................   23,199,310     6/28/06        873,479
          9,075,838   British Pound ......................   15,839,601     8/14/06         48,839
          6,300,000   British Pound ......................   11,004,084     8/15/06         42,712
         19,120,924   Euro ...............................   23,820,541     8/23/06        451,106
          4,969,373   British Pound ......................    8,659,132     9/08/06          9,094
         17,498,208   Euro ...............................   22,051,453     9/13/06        639,290
            787,664   Euro ...............................      966,414     9/15/06          2,456
          6,109,428   Canadian Dollar ....................    5,266,749     9/25/06          8,378
      2,608,500,000   Korean Won .........................    2,700,000     9/25/06          3,597
         13,225,856   Euro ...............................   16,299,712    10/18/06         84,355
          6,519,768   Euro ...............................    8,018,011    10/24/06         22,004
          1,033,228   Euro ...............................    1,273,899    11/27/06          4,431
                                                                                       -----------
             Unrealized gain (loss) on forward exchange contracts                      $ 3,840,279
                                                                                       -----------

---------------------------------------------------------------------------------------------------
                                                               CONTRACT    SETTLEMENT   UNREALIZED
  CONTRACTS TO BUY                                             AMOUNT a       DATE     GAIN (LOSS)
---------------------------------------------------------------------------------------------------
            869,903   Canadian Dollar ...................       750,000      4/17/06   $    (4,712)
                                                                                       -----------


                                       Quarterly Statements of Investments | 123

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

  MUTUAL DISCOVERY SECURITIES FUND (CONTINUED)

---------------------------------------------------------------------------------------------------
                                                              CONTRACT    SETTLEMENT    UNREALIZED
  CONTRACTS TO SELL                                           AMOUNT a       DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------------
          1,250,000   British Pound ......................    2,161,212     4/04/06    $    (9,314)
         36,666,560   Norwegian Krone ....................    5,545,906     5/08/06        (60,062)
         84,352,536   Norwegian Krone ....................   12,642,102     6/06/06       (280,479)
         24,627,808   Swiss Franc ........................   18,986,112     6/06/06        (33,089)
         10,531,231   Euro ...............................   12,718,604     6/15/06       (100,969)
        115,589,008   Danish Krone .......................   18,758,451     6/19/06        (96,498)
        136,649,264   Japanese Yen .......................    1,168,613     6/28/06         (6,892)
         14,532,681   Euro ...............................   17,286,841     7/17/06       (436,966)
          4,148,439   Singapore Dollar ...................    2,571,263     7/24/06         (8,229)
          3,060,270   Euro ...............................    3,723,858     8/23/06        (16,378)
        107,609,351   Norwegian Krone ....................   16,388,995     9/06/06       (192,676)
          2,600,000   British Pound ......................    4,515,160     9/08/06        (10,582)
         18,346,737   Euro ...............................   22,174,579     9/15/06       (278,510)
         66,287,457   Swedish Krona ......................    8,537,953     9/15/06        (83,647)
     11,558,750,000   Korean Won .........................   11,875,000     9/25/06        (73,263)
          6,544,581   Euro ...............................    7,996,418    10/18/06        (27,465)
         20,699,466   Euro ...............................   25,053,069    10/24/06       (333,276)
         21,722,387   Euro ...............................   26,394,855    11/27/06       (294,190)
                                                                                       -----------
                                                                                        (2,342,485)
                                                                                       -----------
            Unrealized loss on forward exchange contracts                               (2,347,197)
                                                                                       -----------
               Net unrealized gain (loss) on forward exchange contracts                $ 1,493,082
                                                                                       ===========

  MUTUAL SHARES SECURITIES FUND

---------------------------------------------------------------------------------------------------
                                                              CONTRACT    SETTLEMENT    UNREALIZED
  CONTRACTS TO BUY                                            AMOUNT a       DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------------
          2,600,000   British Pound ......................    4,493,886     4/04/06    $    20,807
          3,500,000   British Pound ......................    6,072,815     5/15/06          7,591
                                                                                       -----------
                                                                                       $    28,398
                                                                                       ===========


124 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

  MUTUAL SHARES SECURITIES FUND (CONTINUED)

---------------------------------------------------------------------------------------------------
                                                              CONTRACT    SETTLEMENT    UNREALIZED
  CONTRACTS TO SELL                                           AMOUNT a       DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------------
         19,900,000   British Pound ......................   35,194,940     4/04/06    $   640,177
         23,600,000   Canadian Dollar ....................   20,468,343     4/17/06        249,070
         56,628,940   Canadian Dollar ....................   49,136,111     4/24/06        609,970
         22,208,903   Euro ...............................   27,147,099     4/24/06        199,969
         24,749,594   Euro ...............................   31,091,307     4/25/06      1,059,628
         28,946,012   Swiss Franc ........................   22,799,682     5/02/06        533,247
         56,651,945   Norwegian Krone ....................    8,806,458     5/08/06        144,916
         30,000,000   British Pound ......................   52,281,000     5/15/06        163,234
         46,705,919   Euro ...............................   58,016,216     5/23/06      1,241,689
        263,175,600   Taiwan Dollar ......................    8,309,570     5/30/06        200,376
         25,717,260   Euro ...............................   31,424,645     6/15/06        119,256
          2,440,000   Danish Krone .......................      400,000     6/19/06          1,986
      6,058,141,718   Japanese Yen .......................   54,803,720     6/28/06      2,689,455
         36,098,834   British Pound ......................   63,003,197     8/14/06        195,981
         27,125,000   British Pound ......................   47,378,695     8/15/06        183,899
         20,003,960   Euro ...............................   24,884,022     8/23/06        435,348
         11,426,980   British Pound ......................   19,983,080     9/08/06         92,477
         23,935,559   Euro ...............................   30,249,472     9/13/06        960,067
          2,505,878   Euro ...............................    3,072,990     9/15/06          6,248
         40,052,403   Canadian Dollar ....................   34,527,933     9/25/06         54,924
      2,173,750,000   Korean Won .........................    2,250,000     9/25/06          2,998
         28,949,685   Euro ...............................   35,666,515    10/18/06        173,198
          9,859,405   Euro ...............................   12,118,803    10/24/06         26,981
          1,064,177   Euro ...............................    1,312,782    11/27/06          5,289
                                                                                       -----------
                                                                                         9,990,383
                                                                                       -----------
             Unrealized gain on forward exchange contracts                             $10,018,781
                                                                                       -----------

---------------------------------------------------------------------------------------------------
                                                              CONTRACT    SETTLEMENT    UNREALIZED
  CONTRACTS TO BUY                                            AMOUNT a       DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------------

          5,393,395   Canadian Dollar ....................    4,650,000     4/17/06    $   (29,214)
                                                                                       -----------


                                       Quarterly Statements of Investments | 125

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

  MUTUAL SHARES SECURITIES FUND (CONTINUED)

------------------------------------------------------------------------------------------------------
                                                              CONTRACT       SETTLEMENT    UNREALIZED
  CONTRACTS TO SELL                                           AMOUNT a          DATE      GAIN (LOSS)
------------------------------------------------------------------------------------------------------
          4,250,000   British Pound ......................    7,348,574        4/04/06    $   (31,213)
         66,622,977   Norwegian Krone ....................   10,076,661        5/08/06       (109,357)
            949,790   Euro ...............................    1,146,739        5/23/06         (7,802)
          5,824,260   Singapore Dollar ...................    3,600,000        5/30/06        (13,009)
        100,160,480   Norwegian Krone ....................   14,971,961        6/06/06       (372,354)
         16,745,156   Euro ...............................   20,229,655        6/15/06       (154,073)
        108,821,510   Danish Krone .......................   17,660,934        6/19/06        (90,096)
        149,135,904   Japanese Yen .......................    1,275,922        6/28/06         (6,998)
         38,647,455   Euro ...............................   45,939,298        7/17/06     (1,194,470)
          5,338,080   Singapore Dollar ...................    3,300,000        7/24/06        (19,208)
          6,500,000   Euro ...............................    4,512,963 GBP    8/14/06        (88,153)
          7,602,738   Euro ...............................    9,231,663        8/23/06        (60,340)
        127,037,163   Norwegian Krone ....................   19,207,312        9/06/06       (368,017)
         56,539,584   Euro ...............................   68,360,540        9/15/06       (833,687)
        357,889,824   Swedish Krona ......................   46,096,889        9/15/06       (451,628)
      9,733,625,000   South Korean Won ...................   10,000,000        9/25/06        (61,634)
         16,901,002   Euro ...............................   20,649,120       10/18/06        (72,095)
         35,566,197   Euro ...............................   42,985,119       10/24/06       (634,157)
         35,435,212   Euro ...............................   43,052,421       11/27/06       (484,783)
                                                                                          -----------
                                                                                           (5,053,074)
                                                                                          -----------
           Unrealized loss on forward exchange contracts                                   (5,082,288)
                                                                                          -----------
                   Net unrealized gain (loss) on forward exchange contracts               $ 4,936,493
                                                                                          ===========

  TEMPLETON GLOBAL ASSET ALLOCATION FUND

------------------------------------------------------------------------------------------------------
                                                              CONTRACT       SETTLEMENT    UNREALIZED
  CONTRACTS TO BUY                                            AMOUNT a          DATE      GAIN (LOSS)
------------------------------------------------------------------------------------------------------
         47,000,000   Indian Rupee .......................   1,525,677 NZD     6/21/06   $   117,778
          2,500,000   Canadian Dollar ....................   3,257,329 NZD    10/24/06       175,018
      2,120,000,000   Korean Won .........................   3,259,082 NZD    10/24/06       213,656
         85,000,000   Thai Baht ..........................   3,257,579 NZD    10/24/06       203,742
         81,000,000   Indian Rupee .......................   2,714,204 NZD    10/27/06       150,910
         72,200,000   Thai Baht ..........................   2,539,392 NZD    11/30/06       313,345
      1,800,000,000   Korean Won .........................   2,520,094 NZD    12/06/06       336,657
         72,200,000   Thai Baht ..........................   2,530,448 NZD    12/06/06       319,095
          4,300,000   Brazilian Real .....................   1,807,102         1/04/07        41,091
                                                                                         -----------
        Net unrealized gain (loss) on forward exchange contracts                         $ 1,871,292
                                                                                         ===========


126 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

   TEMPLETON GLOBAL INCOME SECURITIES FUND

------------------------------------------------------------------------------------------
                                                   CONTRACT       SETTLEMENT    UNREALIZED
  CONTRACTS TO BUY                                  AMOUNT a         DATE       GAIN (LOSS)
------------------------------------------------------------------------------------------
   25,000,000     Indian Rupee ................     811,530 NZD     6/21/06    $  62,648
      595,000     Canadian Dollar .............     775,244 NZD    10/24/06       41,654
  505,000,000     South Korean Won ............     776,338 NZD    10/24/06       50,895
   20,300,000     Thai Baht ...................     777,986 NZD    10/24/06       48,658
   14,700,000     Indian Rupee ................     485,309 NZD    10/26/06       31,803
  320,000,000     South Korean Won ............     483,734 NZD    10/26/06       37,277
   16,900,000     Indian Rupee ................     566,297 NZD    10/27/06       31,486
   11,600,000     Thai Baht ...................     407,991 NZD    11/30/06       50,344
  295,000,000     South Korean Won ............     413,015 NZD    12/06/06       55,174
   11,600,000     Thai Baht ...................     406,554 NZD    12/06/06       51,267
      900,000     Brazilian Real ..............     378,231         1/04/07        8,601
                                                                               ---------
          Net unrealized gain (loss) on forward exchange contracts .........   $ 469,807
                                                                               =========

a In US Dollar unless otherwise indicated.

CURRENCY ABBREVIATION:

GBP - British Pound
NZD - New Zealand Dollar

4. RESTRICTED SECURITIES

At March 31, 2006, the following Funds held investments in restricted securities, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

-----------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT/                                                  ACQUISITION
  SHARES/WARRANTS    ISSUER                                              DATE         COST         VALUE
-----------------------------------------------------------------------------------------------------------
FRANKLIN HIGH INCOME FUND
  4,500,000          Asia Pulp & Paper Co. Ltd., 12.00%, pfd.,
                       Perpetual ..................................    2/21/97    $ 4,500,000  $     49,050
     44,604        a Goss Holdings Inc., B ........................   11/17/99         89,208            --
    296,174          Tjiwi Kimia Finance Mauritius, secured note,
                       144A, FRN, 5.664%, 4/29/15 .................    4/29/05         90,274        87,638
    762,312          Tjiwi Kimia Finance Mauritius, secured note,
                       144A, FRN, 5.664%, 4/29/18 .................    4/29/05        232,353       225,568
    981,799          Tjiwi Kimia Finance Mauritius, secured note,
                       144A, zero cpn., 4/29/25 ...................    4/29/05        299,252       290,514
                                                                                               ------------
                     TOTAL RESTRICTED SECURITIES (0.28% of Net Assets) .....................   $    652,770
                                                                                               ============

FRANKLIN INCOME SECURITIES FUND
  10,073,000         Asia Pulp & Paper Co. Ltd., 12.00%, pfd.,
                       Perpetual (0.00% of Net Assets) b ...........   2/14/97  -
                                                                       7/18/00    $ 7,620,963  $    109,796


                                       Quarterly Statements of Investments | 127

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT/                                                  ACQUISITION
  SHARES/WARRANTS    ISSUER                                              DATE         COST        VALUE
-----------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
        16,706       AboveNet Inc. ................................   10/02/01    $   663,267  $    400,333
           550       AboveNet Inc., wts., 9/08/08 .................   10/02/01         68,164         7,920
           647       AboveNet Inc., wts., 9/08/10 .................   10/02/01         73,247         7,246
         3,410       Anchor Resources LLC .........................    6/29/04             --            --
        21,716       DecisionOne Corp. ............................    9/28/99         16,482        15,484
           755       Elephant Capital Holdings Ltd. ...............    8/23/04             --     1,828,706
         2,352       Esmark Inc., 10.00%, cvt. pfd., A ............   11/08/04      2,352,000     2,534,045
       124,400       Florida East Coast Industries Inc. ...........    5/06/97      4,017,621     6,369,902
        95,634       Hollinger International Inc., A ..............    4/08/04      1,652,565       761,342
       451,787       Imagine Group Holdings Ltd. ..................    8/31/04      4,626,977     4,626,990
     1,168,000       International Automotive Components
                       Group LLC ..................................    1/12/06      1,168,000     1,168,000
        69,402       Kindred Healthcare Inc. ......................   12/12/01        845,248     1,658,187
            42       Kindred Healthcare Inc., Jan. 9.07
                       Calls, 1/01/13 .............................    1/01/05             --           622
            28       Kindred Healthcare Inc., Jan. 25.99
                       Calls, 1/01/14 .............................    1/01/05             --            --
            56       Kindred Healthcare Inc., Jan. 26.00
                       Calls, 1/01/12 .............................    1/01/05             --            --
            11       Kindred Healthcare Inc., Jan. 27.90
                       Calls, 1/10/15 .............................    1/06/06             --            --
           184       Kindred Healthcare Inc., Jul. 23.75
                       Calls, 7/17/11 .............................    7/17/05             --            26
         3,830       NCB Warrant Holdings Ltd., A .................   12/16/05             --       618,545
         2,140       Olympus Re Holdings Ltd. .....................   12/19/01        214,000        13,461
         4,289       PTV Inc., 10.00%, pfd., A ....................    2/08/02         12,867         8,192
           570       Security Capital European Realty .............    4/08/98         31,238         4,166
            10       Torre Mayor Investments LP ...................   10/28/02        804,704       690,000
                                                                                               ------------
                     TOTAL RESTRICTED SECURITIES (1.83% of Net Assets) ......................  $ 20,713,167
                                                                                               ============

MUTUAL SHARES SECURITIES FUND
        56,216       AboveNet Inc. ................................   10/02/01    $ 2,933,131  $  1,347,127
         2,231       AboveNet Inc., wts., 9/08/08 .................   10/02/01        279,787        32,126
         2,625       AboveNet Inc., wts., 9/08/10 .................   10/02/01        300,103        29,400
         6,820       Anchor Resources LLC .........................    6/29/04             --            --
       108,227       DecisionOne Corp. ............................    3/12/99         76,619        77,166
         4,653       Elephant Capital Holdings Ltd. ...............    8/29/03             --    11,271,253
        12,918       Esmark Inc., 10.00%, cvt. pfd., A ............   11/08/04     12,918,000    13,917,853
     1,001,113       Florida East Coast Industries Inc. ...........    5/05/97     30,413,544    51,261,991
       610,420       Hollinger International Inc., A ..............    4/08/04     10,541,503     4,859,554
     4,765,967       International Automotive Components
                       Group LLC ..................................    1/12/06      4,765,967     4,765,967


128 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT/                                                  ACQUISITION
  SHARES/WARRANTS    ISSUER                                              DATE         COST         VALUE
-----------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND (CONTINUED)
       169,244       Kindred Healthcare Inc. ......................   12/12/01    $ 2,048,722  $  4,043,662
           100       Kindred Healthcare Inc., Jan. 9.07
                       Calls, 1/01/13 .............................    1/01/05             --         1,482
            66       Kindred Healthcare Inc., Jan. 25.99
                       Calls, 1/01/14 .............................    1/01/05             --            --
           134       Kindred Healthcare Inc., Jan. 26.00
                       Calls, 1/01/12 .............................    1/01/05             --            --
            28       Kindred Healthcare Inc., Jan. 27.90
                       Calls, 1/10/15 .............................    1/06/06             --            --
           450       Kindred Healthcare Inc., Jul. 23.75
                       Calls, 7/17/11 .............................    7/17/05             --            64
        23,570       NCB Warrant Holdings Ltd., A .................   12/16/05             --     3,806,555
        16,280       Olympus Re Holdings Ltd. .....................   12/19/01      1,628,000       102,401
        17,300       PTV Inc., 10.00%, pfd., A ....................   12/20/01         51,900        33,043
         1,120       Security Capital European Realty .............    4/08/98         61,302         8,185
                                                                                               ------------
                     TOTAL RESTRICTED SECURITIES (2.23% of Net Assets) ......................  $ 95,557,829
                                                                                               ============

a The Franklin High Income Fund also invests in unrestricted securities of the issuer, valued at $0 as of March 31, 2006.

b Rounds to less than 0.01% of net assets.

5. UNFUNDED LOAN COMMITMENTS

The Franklin Strategic Income Securities Fund, Mutual Discovery Securities Fund and Mutual Shares Securities Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The funds are obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At March 31, 2006, unfunded commitments were as follows:

--------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                           UNFUNDED
  BORROWER                                                           COMMITMENT
--------------------------------------------------------------------------------
  Eastman Kodak Co., Term Loan B2, Delay Draw ...................    $  761,765
  Hawaiian Telecom Communications Inc., Term Loan A .............       181,300
  Hertz Corp., Delayed Draw .....................................       325,555
                                                                     ----------
                                                                     $1,268,620
                                                                     ==========

--------------------------------------------------------------------------------
  MUTUAL DISCOVERY SEURITIES FUND                                     UNFUNDED
  BORROWER                                                           COMMITMENT
--------------------------------------------------------------------------------
  Owens Corning Revolver, 6/26/02 ...............................    $   84,309
                                                                     ==========


                                       Quarterly Statements of Investments | 129

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. UNFUNDED LOAN COMMITMENTS (CONTINUED)

--------------------------------------------------------------------------------
  MUTUAL SHARES SECURITIES FUND                                       UNFUNDED
  BORROWER                                                           COMMITMENT
--------------------------------------------------------------------------------
  Entegra/Union Power et al L/C Facility ........................    $   22,151
  Entegra/Union Power et al W/C Facility ........................         3,385
  Owens Corning Revolver, 6/26/02 ...............................       379,474
                                                                     ----------
                                                                     $  405,010
                                                                     ==========

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Real Estate Fund at March 31, 2006 were as shown below.

---------------------------------------------------------------------------------------------------------------------------
                                     NUMBER OF                            NUMBER OF
                                    SHARES HELD                          SHARES HELD     VALUE                    REALIZED
                                    AT BEGINNING    GROSS      GROSS        AT END      AT END      INVESTMENT    CAPITAL
NAME OF ISSUER                       OF PERIOD    ADDITIONS  REDUCTIONS   OF PERIOD    OF PERIOD      INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Cedar Shopping Centers Inc. .....     1,756,900       --            --    1,756,900   $27,829,296   $  395,303  $        --
Digital Realty Trust Inc. .......     1,510,500       --       635,100      875,400               a    400,283    9,261,436
                                                                                      -------------------------------------
TOTAL AFFILIATED SECURITIES (1.71% OF NET ASSETS) .................................   $27,829,296   $  795,586  $ 9,261,436
                                                                                      =====================================

a As of March 31, 2006, no longer an affiliate.

7. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers, Inc., as the Franklin High Income Fund's, the Franklin Income Securities Fund's and the Franklin Strategic Income Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the funds in certain corporate restructuring negotiations. At March 31, 2006, such individuals serve in one or more of these capacities for Calpine Corp. and Calpine Canada Energy Finance. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the fund's Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws.


130 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

7. OTHER CONSIDERATIONS (CONTINUED)

Directors or employees of Franklin Mutual Advisers, LLC, the Mutual Discovery Securities Fund's and the Mutual Shares Securities Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the fund invests and/or may represent the fund in certain corporate negotiations. At March 31, 2006, such individuals serve in one or more of these capacities for AboveNet Inc., Esmark Inc., and Kindred Healthcare Inc. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the fund's policies and the requirements of the federal securities laws, could prevent the fund from trading in the securities of such companies for limited or extended periods of time.

Subject to certain terms and conditions, the Franklin High Income Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd. and Tjiwi Kimia Finance Mauritius, and the Franklin Income Securities Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd., in November 2006. Until completion of the sale, the transaction is being accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds or other interest and cash distributions received are deferred until the completion of the transaction and are recorded as part of the net sales proceeds.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                       Quarterly Statements of Investments | 131



ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 22, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 22, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date May 22, 2006